UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation	5

> Statement of net assets	6

> Statement of operations	25

> Statements of changes in net assets	25

> Financial highlights	26

> Notes to financial statements	28

> Report of independent registered public accounting firm	38

> Other Series information	39

> Board of trustees/directors and officers addendum	41

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP Diversified Income Series Standard Class shares returned +6.39% and Service Class shares returned +6.15% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays Capital U.S. Aggregate Index, returned +7.84% for the same period.

     A deeply unsettled global macroeconomic environment was broadly supportive of fixed income prices during the Series’ fiscal year, as investors generally accepted low nominal yields in exchange for mitigating risk.

     Beginning in early spring 2011, for example, a series of events seemed to curtail investors’ appetite for risk (thus boosting demand for U.S. Treasurys). The tragic earthquake, tsunami, and nuclear crisis in Japan disrupted global supply chains, destabilizing what was still a fragile economic recovery in Europe. Additionally, geopolitical unrest in North Africa and the Middle East continued to contribute to higher commodity prices (especially oil), which compelled many consumers to pull back their spending even further.

     In September 2011, demand for intermediate-term and long-maturity Treasury debt was strengthened by another Federal Reserve program called Operation Twist, in which the U.S. central bank began using proceeds from the sale and maturing of its short-term Treasury holdings to buy longer-dated government paper in an attempt to drive down mortgage rates. During the final months of the Series’ fiscal year, a firmer tone to U.S. economic data caused a rally in credit-sensitive sectors of the fixed income market, most notably high yield bonds. (Source: Bloomberg.)

     The Series’ commitment to seek broad diversification allows us the flexibility to shift the portfolio’s holdings across many fixed income asset classes based on where we believe the best opportunities potentially lie. While we generally shied away from riskier asset classes during the fiscal year, the Series’ relatively minimal exposure to areas such as emerging market and non-dollar debt, at times, detracted from its returns versus the benchmark.

     Performance generally benefited from its overweight position in investment grade corporate bonds. Within this asset class, we concluded that the BBB- and A-rated area generally offered the best risk-reward trade-off, and we emphasized positions in those categories. We maintained an overweight exposure to the financial sector, with a focus on domestic finance and banking names. We decreased this exposure as European debt and banking issues threatened to influence U.S. entities. Additionally, legacy housing issues negatively influenced the sector in 2011. We hedged the Series’ finance exposure with CDX protection on the European banking sector. An overweight exposure to industrial company bonds was a significant contributor to returns. This sector enjoyed price gains as the U.S. Treasury market generally rallied in price during the fiscal year.

     Exposure to high-quality sovereign investments contributed to the Series’ returns in 2011. We found favor with investments in countries that we believe have generally practiced fiscal prudence, and that also enjoy the benefits of natural resources development. Australian, Canadian, and Norwegian bonds have been prominent investments in the Series. We found it necessary to hedge part of the currency exposure, but still captured gains as the bonds and notes rallied.

     Exposures to the lower-credit-quality sectors of bank loans, convertible bonds, and traditional high yield bonds, lagged general market returns. The slowing of domestic economic activity, along with diminished prospects for growth abroad, caused an increase in required yield premiums for these sectors.

     A relatively small allocation to U.S. Treasury notes and bonds detracted from performance in 2011. This sector enjoyed a flight-to-quality bid as the European situation deteriorated throughout most of this period. As mentioned, the Fed’s Operation Twist program supported longer-maturity Treasury bonds in 2011. We augmented the Series’ small allocation to this sector with interest rate futures, thereby attempting to capture some of this effect.

     We believe the sluggish pace of global economic growth should continue, or even decelerate, as the deleveraging cycle plays out and expands to include governmental entities worldwide. Within this environment, we believe that a “normal” cyclical recovery is unlikely unless policy makers embrace systemic changes that promote robust productivity growth and discourage excessive debt accumulation. Until then, we plan to continue to seek value and focus on quality, liquidity, and downside protection for taking risk.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 16, 2003)	+6.39%	+13.43%	+8.44%	n/a	+7.31%
Service Class shares (commenced operations on May 16, 2003)	+6.15%	+13.19%	+8.18%	n/a	+7.03%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.95%, while total operating expenses for Standard Class and Service Class shares were 0.70% and 1.00%, respectively. The management fee for Standard Class and Service Class shares was 0.60%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Diversified Income Series-2

Delaware VIP® Diversified Income Series
Performance summary (continued)

For period beginning May 16, 2003 (Series’ inception), through Dec. 31, 2011		Starting value	Ending value
––	Delaware VIP Diversified Income Series (Standard Class shares)	$10,000	$18,381
– –	Barclays Capital U.S. Aggregate Index	$10,000	$15,333

The chart shows a $10,000 investment in the Delaware VIP Diversified Income Series Standard Class shares for the period from May 16, 2003, through Dec. 31, 2011.

The chart also shows $10,000 invested in the Barclays Capital U.S. Aggregate Index for the period from May 16, 2003, through Dec. 31, 2011. The Barclays Capital U.S. Aggregate Index is a broad composite of more than 8,000 securities that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$1,030.90	0.68%	$3.48
Service Class	1,000.00	1,029.10	0.93%	4.76
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.78	0.68%	$3.47
Service Class	1,000.00	$1,020.52	0.93%	4.74

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Type/Sector Allocation
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.05%
Agency Mortgage-Backed Securities	9.14%
Commercial Mortgage-Backed Securities	4.67%
Convertible Bonds	1.69%
Corporate Bonds	48.81%
Automotive	1.06%
Banking	5.52%
Basic Industry	5.29%
Brokerage	0.43%
Capital Goods	1.04%
Communications	6.46%
Consumer Cyclical	1.14%
Consumer Non-Cyclical	4.75%
Electric	3.16%
Energy	4.89%
Finance Companies	1.80%
Healthcare	0.97%
Insurance	1.76%
Natural Gas	3.20%
Real Estate	2.07%
Services	1.30%
Technology	1.97%
Transportation	1.46%
Utilities	0.54%
Municipal Bond	0.00%
Non-Agency Asset-Backed Securities	1.22%
Non-Agency Collateralized Mortgage Obligations	0.60%
Regional Bonds	4.16%
Senior Secured Loans	3.99%
Sovereign Bonds	10.61%
Supranational Banks	0.57%
U.S. Treasury Obligations	6.30%
Common Stock	0.00%
Convertible Preferred Stock	0.23%
Preferred Stock	0.32%
Warrant	0.00%
Short-Term Investments	10.35%
Securities Lending Collateral	1.75%
Total Value of Securities	106.48%
Written Options	(0.01%)
Obligation to Return Securities Lending Collateral	(1.85%)
Other Liabilities Net of Receivables and Other Assets	(4.62%)
Total Net Assets	100.00%

Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
December 31, 2011

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	275,098	$290,432
•Fannie Mae Whole Loan
Series 2002-W11 AV1
0.634% 11/25/32		4,000	3,694
Total Agency Asset-Backed
Securities (cost $277,894)			294,126

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.05%
Fannie Mae Grantor Trust
• Series 1999-T2 A1
7.50% 1/19/39		935	1,039
Series 2001-T8 A2
9.50% 7/25/41		7,922	9,249
Series 2002-T4 A3
7.50% 12/25/41		18,464	21,251
Series 2004-T1 1A2
6.50% 1/25/44		14,459	16,234
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26		74,990	84,862
Series 2001-50 BA
7.00% 10/25/41		96,452	111,064
Series 2002-90 A1
6.50% 6/25/42		11,573	13,389
Series 2002-90 A2
6.50% 11/25/42		36,360	41,820
Series 2003-26 AT
5.00% 11/25/32		3,626,668	3,842,115
Series 2003-38 MP
5.50% 5/25/23		1,483,497	1,624,369
Series 2003-122 AJ
4.50% 2/25/28		39,179	40,005
Series 2005-110 MB
5.50% 9/25/35		337,961	372,175
Series 2009-94 AC
5.00% 11/25/39		1,400,000	1,573,486
Series 2010-41 PN
4.50% 4/25/40		1,675,000	1,823,232
Series 2010-96 DC
4.00% 9/25/25		3,200,000	3,444,596
Series 2010-116 Z
4.00% 10/25/40		78,839	78,479
Fannie Mae Whole Loan
• Series 2002-W6 2A1
6.658% 6/25/42		33,175	37,492
Series 2004-W9 2A1
6.50% 2/25/44		4,946	5,507
Series 2004-W11 1A2
6.50% 5/25/44		56,364	62,857
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		64,715	74,047
Series 2326 ZQ 6.50% 6/15/31		67,996	77,817
Series 2557 WE 5.00% 1/15/18		1,365,000	1,480,276
Series 2622 PE 4.50% 5/15/18		3,456,794	3,676,257
Series 2662 MA 4.50% 10/15/31		26,428	26,644
Series 2687 PG 5.50% 3/15/32		691,300	756,974
Series 2694 QG 4.50% 1/15/29		384,042	388,213
Series 2762 LG 5.00% 9/15/32		3,895,000	4,103,817
Series 2809 DC 4.50% 6/15/19		1,000,000	1,066,722
Series 2872 GC 5.00% 11/15/29		479,355	483,065
Series 2890 PC 5.00% 7/15/30		1,127,013	1,142,671
Series 3022 MB 5.00% 12/15/28		50,380	50,681
Series 3123 HT 5.00% 3/15/26		95,000	105,530
Series 3128 BC 5.00% 10/15/27		330,720	330,674
Series 3131 MC 5.50% 4/15/33		930,000	990,090
Series 3337 PB 5.50% 7/15/30		352,774	353,794
Series 3416 GK 4.00% 7/15/22		21,798	22,599
Series 3656 PM 5.00% 4/15/40		2,540,000	2,857,835
wFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		19,708	21,938
Series T-58 2A 6.50% 9/25/43		7,826	8,983
GNMA Series 2010-113 KE
4.50% 9/20/40		4,115,000	4,608,203
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		1,420,000	1,499,253
Total Agency Collateralized
Mortgage Obligations
(cost $35,480,308)			37,329,304

AGENCY MORTGAGE-BACKED
SECURITIES–9.14%
Fannie Mae
5.50% 1/1/13		12,588	12,837
6.50% 8/1/17		17,978	19,693
•Fannie Mae ARM
2.277% 10/1/33		22,302	23,364
5.05% 8/1/35		67,742	72,290
5.139% 11/1/35		447,326	474,934
5.534% 6/1/37		6,660	7,104
5.938% 8/1/37		443,683	480,812
Fannie Mae Relocation 15 yr
4.00% 9/1/20		302,737	312,964
Fannie Mae Relocation 30 yr
5.00% 11/1/33		13,063	13,988
5.00% 8/1/34		14,149	15,151
5.00% 11/1/34		26,689	28,578
5.00% 4/1/35		66,295	70,990
5.00% 10/1/35		116,501	124,751
5.00% 1/1/36		153,753	164,642
5.00% 2/1/36		72,711	77,860

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 15 yr
3.00% 11/1/26	USD	1,628,105	$1,684,206
4.00% 7/1/25		3,662,148	3,863,465
4.00% 11/1/25		5,632,699	5,993,388
4.50% 3/1/39		752,745	801,658
5.00% 5/1/21		336,108	363,080
6.00% 12/1/22		1,237,031	1,341,312
Fannie Mae S.F. 15 yr TBA
3.50% 1/1/26		1,000,000	1,045,625
Fannie Mae S.F. 20 yr
5.00% 8/1/28		1,261,308	1,363,243
5.50% 8/1/28		1,459,882	1,589,498
Fannie Mae S.F. 30 yr
5.00% 5/1/34		8,193	8,860
5.00% 1/1/35		10,825	11,706
5.00% 5/1/35		21,304	23,033
5.00% 6/1/35		37,224	40,244
5.00% 9/1/35		422,774	457,073
5.00% 12/1/36		3,447,451	3,727,139
5.00% 12/1/37		426,957	461,529
5.00% 2/1/38		312,485	337,788
6.00% 7/1/38		9,918,325	10,932,204
6.50% 2/1/36		886,396	999,628
6.50% 3/1/36		870,373	981,558
7.50% 3/1/32		619	740
7.50% 4/1/32		2,143	2,566
Fannie Mae S.F. 30 yr TBA
3.50% 1/1/41		24,865,000	25,572,098
4.00% 2/1/41		16,700,000	17,498,470
5.50% 1/1/38		31,330,000	34,115,431
6.00% 1/1/38		35,635,000	39,237,479
6.00% 2/1/38		5,765,000	6,334,294
•Freddie Mac ARM
2.467% 12/1/33		44,986	47,044
2.495% 7/1/36		209,713	220,754
2.61% 4/1/34		2,763	2,922
4.649% 2/1/37		360,610	382,873
5.266% 8/1/37		6,700	7,138
5.734% 6/1/37		515,164	549,085
5.927% 10/1/37		150,163	162,153
6.208% 10/1/37		8,748	9,446
Freddie Mac Relocation 30 yr
5.00% 9/1/33		26,539	28,331
Freddie Mac S.F. 15 yr
4.50% 5/1/20		725,824	773,556
5.00% 6/1/18		256,627	274,565
Freddie Mac S.F. 30 yr
4.50% 10/1/35		619,730	658,423
5.00% 3/1/34		29,976	32,965
5.00% 2/1/36		10,968	11,802
6.00% 2/1/36		1,354,760	1,492,612
6.50% 8/1/38		362,996	406,851
GNMA I S.F. 30 yr 7.00% 12/15/34		307,114	350,912
Total Agency Mortgage-Backed
Securities (cost $163,348,149)			166,098,705

COMMERCIAL MORTGAGE-BACKED
SECURITIES–4.67%
#American Tower Trust
Series 2007-1A AFX
144A 5.42% 4/15/37		1,890,000	2,003,103
BAML Commercial
Mortgage Securities
Series 2004-2 A3
4.05% 11/10/38		197,275	199,604
• Series 2004-3 A5
5.54% 6/10/39		1,175,415	1,265,565
• Series 2005-1 A5
5.162% 11/10/42		4,615,000	5,030,018
• Series 2005-6 A4
5.193% 9/10/47		1,280,000	1,415,666
• Series 2006-2 A4
5.731% 5/10/45		1,765,000	1,975,745
Series 2006-4 A4
5.634% 7/10/46		3,465,000	3,834,182
•Bear Stearns Commercial
Mortgage Securities
Series 2005-PW10 A4
5.405% 12/11/40		1,684,000	1,853,707
Series 2005-T20 A4A
5.145% 10/12/42		870,000	962,130
Series 2006-PW12 A4
5.72% 9/11/38		1,230,000	1,372,017
#CFCRE Commercial Mortgage
Trust Series 2011-C1 A2 144A
3.759% 4/15/44		1,115,000	1,160,899
•Citigroup/Deutsche Bank
Commercial Mortgage
Trust Series 2005-CD1 A4
5.225% 7/15/44		1,350,000	1,491,998
wCommercial Mortgage Pass
Through Certificates
• Series 2005-C6 A5A
5.116% 6/10/44		2,540,000	2,784,782
Series 2006-C7 A2
5.69% 6/10/46		27,088	27,078
# Series 2010-C1 A1 144A
3.156% 7/10/46		1,826,787	1,874,026
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.419% 2/15/39		93,972	98,739
•#DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.557% 11/10/46		1,720,000	1,619,045
Goldman Sachs Mortgage
Securities II
*• Series 2004-GG2 A6
5.396% 8/10/38		2,310,000	2,473,481
Series 2005-GG4 A4
4.761% 7/10/39		2,070,000	2,169,337
Series 2005-GG4 A4A
4.751% 7/10/39		5,185,000	5,535,060

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Goldman Sachs Mortgage
Securities II (continued)
• Series 2006-GG6 A4
5.553% 4/10/38	USD	4,245,000	$4,615,313
# Series 2010-C1 A2 144A
4.592% 8/10/43		3,090,000	3,383,550
•# Series 2010-C1 C 144A
5.635% 8/10/43		3,340,000	3,029,998
•Greenwich Capital Commercial
Funding Series 2005-GG5 A5
5.224% 4/10/37		6,780,000	7,259,231
•JPMorgan Chase Commercial
Mortgage Securities
Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	960,832
Series 2005-LDP4 A4
4.918% 10/15/42		2,321,000	2,523,206
Series 2005-LDP5 A4
5.205% 12/15/44		2,685,000	2,970,147
Lehman Brothers-UBS Commercial
Mortgage Trust Series 2004-C1
A4 4.568% 1/15/31		2,710,000	2,832,638
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2
4.96% 7/12/38		1,083,471	1,093,293
• Series 2005-CKI1 A6
5.22% 11/12/37		900,000	996,609
•Morgan Stanley Capital I
Series 2004-T15 A4
5.27% 6/13/41		1,200,000	1,290,496
Series 2007-T27 A4
5.638% 6/11/42		4,890,000	5,570,409
•#Morgan Stanley Dean Witter
Capital I Series 2001-TOP1 E
144A 7.412% 2/15/33		100,000	98,069
#OBP Depositor Trust Series
2010-OBP A 144A
4.646% 7/15/45		1,890,000	2,112,867
#Timberstar Trust Series 2006-1A A
144A 5.668% 10/15/36		3,845,000	4,294,065
#WF-RBS Commercial Mortgage
Trust Series 2011-C3 A4 144A
4.375% 3/15/44		2,460,000	2,619,403
Total Commercial Mortgage-
Backed Securities
(cost $78,127,583)			84,796,308

CONVERTIBLE BONDS–1.69%
AAR 1.75% exercise price $29.27,
expiration date 1/1/26		1,014,000	1,014,000
Advanced Micro Devices
5.75% exercise price $20.13,
expiration date 8/15/12		486,000	493,290
6.00% exercise price $28.08,
expiration date 4/30/15		1,054,000	1,034,238
#Alaska Communications
Systems Group 144A 6.25%
exercise price $10.28,
expiration date 4/27/18		889,000	570,071
Alcatel-Lucent USA 2.875%
exercise price $15.35,
expiration date 6/15/25		1,185,000	1,045,763
*Alere 3.00% exercise price $43.98,
expiration date 5/15/16		834,000	794,385
#Altra Holdings 144A 2.75%
exercise price $27.70,
expiration date 2/27/31		414,000	392,265
Amgen 0.375% exercise price $78.45,
expiration date 2/1/13		1,220,000	1,230,675
*#Ares Capital 144A 5.75%
exercise price $19.12,
expiration date 2/1/16		917,000	887,198
ϕArvinMeritor 4.00%
exercise price $26.73,
expiration date 2/15/27		1,128,000	733,200
#BGC Partners 144A 4.50%
exercise price $9.84,
expiration date 7/13/16		241,000	212,080
Chesapeake Energy 2.25%
exercise price $85.81,
expiration date 12/15/38		861,000	714,630
#Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 11/30/40		583,000	376,035
#Corporate Office Properties 144A
4.25% exercise price $48.00,
expiration date 4/12/30		410,000	379,250
Dendreon 2.875%
exercise price $51.24,
expiration date 1/13/16		364,000	257,075
Equinix 4.75% exercise price $84.32,
expiration date 6/15/16		606,000	855,975
#Gaylord Entertainment 144A 3.75%
exercise price $27.25,
expiration date 9/29/14		760,000	849,300
ϕGeneral Cable 4.50%
exercise price $36.75,
expiration date 11/15/29		512,000	487,040
Health Care REIT 3.00%
exercise price $51.13,
expiration date 11/30/29		901,000	1,035,024
ϕHologic 2.00% exercise price $38.59,
expiration date 12/15/37		2,082,000	1,996,117
Intel 2.95% exercise price $30.36,
expiration date 12/15/35		865,000	905,006
James River Coal 4.50%
exercise price $25.78,
expiration date 12/1/15		312,000	244,140

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
Jefferies Group 3.875%
exercise price $38.13,
expiration date 11/1/29	USD	929,000	$771,070
L-3 Communications Holdings
3.00% exercise price $96.48,
expiration date 8/1/35		570,000	548,625
*Leap Wireless International 4.50%
exercise price $93.21,
expiration date 7/15/14		1,241,000	1,085,875
#Lexington Realty Trust 144A 6.00%
exercise price $7.09,
expiration date 1/11/30		950,000	1,135,250
Linear Technology 3.00%
exercise price $43.39,
expiration date 5/1/27		1,760,000	1,806,199
Live Nation Entertainment 2.875%
exercise price $27.14,
expiration date 7/14/27		1,398,000	1,242,472
MGM Resorts International 4.25%
exercise price $18.58,
expiration date 4/10/15		369,000	351,011
Mirant (Escrow) 2.50%
exercise price $67.95,
expiration date 6/15/21		110,000	0
National Retail Properties 5.125%
exercise price $25.38,
expiration date 6/15/28		465,000	531,263
NuVasive
2.25% exercise price $44.74,
expiration date 3/15/13		353,000	346,823
2.75% exercise price $42.13,
expiration date 6/30/17		614,000	450,523
#Owens-Brockway Glass Container
144A 3.00% exercise price $47.47,
expiration date 5/28/15		1,432,000	1,338,919
Pantry 3.00% exercise price $50.09,
expiration date 11/15/12		562,000	552,165
*Peabody Energy 4.75%
exercise price $58.31,
expiration date 12/15/41		151,000	154,775
Rovi 2.625% exercise price $47.36,
expiration date 2/10/40		681,000	681,000
SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		822,000	972,015
SBA Communications 4.00%
exercise price $30.38,
expiration date 10/1/14		380,000	579,500
Transocean 1.50%
exercise price $164.09,
expiration date 12/15/37		597,000	589,538
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		909,000	1,090,800
Total Convertible Bonds
(cost $30,961,364)			30,734,580

CORPORATE BONDS–48.81%
Automotive–1.06%
#Allison Transmission 144A
11.00% 11/1/15		1,398,000	$1,481,880
*America Axle & Manufacturing
7.875% 3/1/17		1,785,000	1,776,075
ArvinMeritor 8.125% 9/15/15		2,010,000	1,809,000
#Chrysler Group 144A
8.25% 6/15/21		1,250,000	1,143,750
*Ford Motor 7.45% 7/16/31		3,045,000	3,669,225
Ford Motor Credit
5.00% 5/15/18		3,075,000	3,090,661
12.00% 5/15/15		1,445,000	1,780,948
*Goodyear Tire & Rubber
8.25% 8/15/20		790,000	865,050
Johnson Controls 3.75% 12/1/21		2,240,000	2,317,547
Tomkins 9.00% 10/1/18		1,136,000	1,265,220
			19,199,356
Banking–5.52%
Abbey National Treasury Services
4.00% 4/27/16		2,245,000	2,016,050
#AgriBank 144A 9.125% 7/15/19		2,750,000	3,585,901
#Bank of Montreal 144A
2.85% 6/9/15		2,145,000	2,225,232
BB&T 5.25% 11/1/19		10,782,000	11,786,819
BB&T Capital Trust II
6.75% 6/7/36		2,470,000	2,475,839
•BB&T Capital Trust IV
6.82% 6/12/57		995,000	1,004,950
#Canadian Imperial Bank of
Commerce 144A 2.60% 7/2/15		2,145,000	2,220,322
Capital One Capital V
10.25% 8/15/39		1,815,000	1,894,406
City National 5.25% 9/15/20		2,635,000	2,620,623
@#CoBank 144A 7.875% 4/16/18		2,634,000	3,155,759
#Export-Import Bank of Korea 144A
5.25% 2/10/14		2,435,000	2,567,902
Fifth Third Bancorp
3.625% 1/25/16		3,110,000	3,158,342
•Fifth Third Capital Trust IV
6.50% 4/15/37		3,835,000	3,777,475
•#HBOS Capital Funding 144A
6.071% 6/29/49		1,240,000	781,200
HSBC 4.875% 1/14/22		1,300,000	1,376,696
JPMorgan Chase
• 4.642% 6/21/12	AUD	3,300,000	3,355,891
5.40% 1/6/42	USD	1,400,000	1,466,548
6.00% 10/1/17		3,230,000	3,478,758
JPMorgan Chase Capital XXV
6.80% 10/1/37		4,307,000	4,366,221
KeyBank 6.95% 2/1/28		4,255,000	4,729,186
KeyCorp 5.10% 3/24/21		2,190,000	2,278,406
Korea Development Bank
8.00% 1/23/14		3,220,000	3,544,563
•National City Bank 0.904% 6/7/17		1,905,000	1,750,104

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
PNC Bank 6.875% 4/1/18	USD	5,710,000	$6,484,185
•#PNC Preferred Funding Trust II
144A 6.113% 3/29/49		2,500,000	1,837,500
SunTrust Bank
• 0.796% 8/24/15		1,965,000	1,825,579
3.50% 1/20/17		2,785,000	2,802,576
SVB Financial Group
5.375% 9/15/20		865,000	887,707
U.S. Bank 4.95% 10/30/14		1,755,000	1,908,592
US Bancorp 4.125% 5/24/21		1,000,000	1,113,248
•USB Capital IX 3.50% 10/29/49		8,100,000	5,658,174
Wachovia
• 0.773% 10/15/16		1,755,000	1,563,368
5.60% 3/15/16		4,065,000	4,357,078
Wells Fargo 4.75% 2/9/15		2,165,000	2,260,344
			100,315,544
Basic Industry–5.29%
*AK Steel 7.625% 5/15/20		1,295,000	1,223,775
Alcoa
5.40% 4/15/21		2,480,000	2,489,121
6.75% 7/15/18		3,610,000	3,990,364
#Algoma Acquisition 144A
9.875% 6/15/15		1,305,000	1,128,825
ArcelorMittal 9.85% 6/1/19		4,000,000	4,454,804
Barrick North America Finance
4.40% 5/30/21		6,620,000	7,183,335
#Cemex Espana Luxembourg 144A
9.25% 5/12/20		1,059,000	818,078
*#Cemex Finance 144A
9.50% 12/14/16		620,000	547,150
•#Cemex SAB 144A 5.579% 9/30/15		3,493,000	2,632,849
Century Aluminum 8.00% 5/15/14		1,229,000	1,232,073
CF Industries 7.125% 5/1/20		1,165,000	1,380,525
#CODELCO 144A 3.75% 11/4/20		1,198,000	1,222,614
Compass Minerals International
8.00% 6/1/19		904,000	978,580
Dow Chemical
4.125% 11/15/21		2,630,000	2,702,983
8.55% 5/15/19		9,021,000	11,819,421
Ecolab
3.00% 12/8/16		4,860,000	5,032,982
5.50% 12/8/41		980,000	1,090,160
#FMG Resources August 2006 144A
7.00% 11/1/15		1,070,000	1,086,050
Georgia-Pacific 8.00% 1/15/24		5,225,000	6,712,849
#Georgia-Pacific 144A
5.40% 11/1/20		395,000	438,298
8.25% 5/1/16		455,000	505,647
Headwaters 7.625% 4/1/19		1,585,000	1,410,650
Hexion U.S. Finance
8.875% 2/1/18		1,165,000	1,098,013
International Paper
4.75% 2/15/22		275,000	292,890
9.375% 5/15/19		2,990,000	3,890,851
#Kinross Gold 144A 5.125% 9/1/21		2,365,000	2,325,419
Lyondell Chemical 8.00% 11/1/17		225,000	246,938
#MacDermid 144A 9.50% 4/15/17		1,111,000	1,111,000
Mohawk Industries
6.875% 1/15/16		621,000	670,680
*Momentive Performance Materials
11.50% 12/1/16		1,460,000	1,095,000
#Nalco 144A 6.625% 1/15/19		560,000	648,200
#Newcrest Finance 144A
4.45% 11/15/21		1,260,000	1,245,282
Norcraft Finance
10.50% 12/15/15		1,445,000	1,354,688
#Nortek 144A 8.50% 4/15/21		1,380,000	1,173,000
Novelis 8.75% 12/15/20		1,475,000	1,589,313
Ply Gem Industries
13.125% 7/15/14		1,385,000	1,232,650
=@Port Townsend 12.431% 8/27/12		209,728	95,426
Rio Tinto Finance USA
3.75% 9/20/21		5,270,000	5,533,489
Ryerson
• 7.804% 11/1/14		457,000	422,725
12.00% 11/1/15		1,155,000	1,172,325
Smurfit Kappa Funding
7.75% 4/1/15		945,000	949,725
Steel Dynamics 7.75% 4/15/16		1,465,000	1,534,588
Teck Resources
4.75% 1/15/22		1,270,000	1,367,854
9.75% 5/15/14		1,280,000	1,505,030
#Xstrata Canada Financial 144A
4.95% 11/15/21		5,350,000	5,476,319
			96,112,538
Brokerage–0.43%
•Bear Stearns 4.947% 12/7/12	AUD	1,440,000	1,458,115
Jefferies Group
6.25% 1/15/36	USD	695,000	575,249
6.45% 6/8/27		878,000	739,715
Lazard Group 6.85% 6/15/17		4,829,000	5,071,222
			7,844,301
Capital Goods–1.04%
Anixter 10.00% 3/15/14		426,000	466,470
Berry Plastics 9.75% 1/15/21		1,155,000	1,157,888
Case New Holland 7.75% 9/1/13		1,000,000	1,067,500
Kratos Defense & Security
Solutions 10.00% 6/1/17		565,000	581,950
#Meccanica Holdings USA 144A
6.25% 7/15/19		3,640,000	2,984,174
#Plastipak Holdings 144A
10.625% 8/15/19		873,000	969,030
Pregis 12.375% 10/15/13		1,193,000	1,145,280
*RBS Global/Rexnord
11.75% 8/1/16		928,000	979,040
Republic Services
5.70% 5/15/41		95,000	109,389

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
#Reynolds Group Issuer 144A
9.00% 4/15/19	USD	3,065,000	$2,927,075
Stanley Black & Decker
3.40% 12/1/21		1,580,000	1,615,577
TriMas 9.75% 12/15/17		815,000	888,350
#Votorantim Cimentos 144A
7.25% 4/5/41		4,135,000	4,041,962
			18,933,685
Communications–6.46%
Affinion Group 7.875% 12/15/18		1,400,000	1,190,000
America Movil SAB
5.00% 3/30/20		2,720,000	3,018,580
American Tower REIT
5.90% 11/1/21		5,135,000	5,408,833
Avaya 9.75% 11/1/15		1,185,000	1,072,425
#Avaya 144A 7.00% 4/1/19		1,265,000	1,233,375
Avaya PIK 10.125% 11/1/15		455,000	411,775
#Brasil Telecom 144A
9.75% 9/15/16	BRL	7,508,000	3,969,181
*CCO Holdings 7.375% 6/1/20	USD	220,000	233,200
CenturyLink 6.45% 6/15/21		1,875,000	1,881,744
Citizens Communications
6.25% 1/15/13		336,000	344,400
Clear Channel Communications
9.00% 3/1/21		635,000	538,163
#Clearwire Communications 144A
12.00% 12/1/15		2,169,000	2,087,663
#Columbus International 144A
11.50% 11/20/14		1,925,000	2,045,313
*Cricket Communications
7.75% 10/15/20		1,910,000	1,676,025
Crown Castle International
9.00% 1/15/15		270,000	293,963
#Crown Castle Towers 144A
4.883% 8/15/20		9,815,000	10,048,959
#Digicel 144A 8.25% 9/1/17		185,000	187,775
#Digicel Group 144A
8.875% 1/15/15		670,000	663,300
10.50% 4/15/18		280,000	284,200
DIRECTV Holdings 5.00% 3/1/21		3,055,000	3,275,556
DISH DBS
6.75% 6/1/21		603,000	652,748
7.875% 9/1/19		1,140,000	1,293,900
Entravision Communications
8.75% 8/1/17		635,000	625,475
Historic TW 6.875% 6/15/18		4,410,000	5,262,831
Intelsat Bermuda 11.25% 2/4/17		1,545,000	1,498,650
#Intelsat Bermuda PIK 144A
11.50% 2/4/17		610,000	590,175
Intelsat Jackson Holdings
7.25% 10/15/20		835,000	849,613
11.25% 6/15/16		693,000	729,816
Lamar Media 6.625% 8/15/15		829,000	849,725
Level 3 Financing
9.25% 11/1/14		218,000	223,995
10.00% 2/1/18		930,000	990,450
MetroPCS Wireless
6.625% 11/15/20		655,000	612,425
Nielsen Finance
11.50% 5/1/16		383,000	440,450
* 11.625% 2/1/14		368,000	424,580
NII Capital 10.00% 8/15/16		1,400,000	1,596,000
PAETEC Holding 8.875% 6/30/17		698,000	757,330
Qwest
6.75% 12/1/21		2,230,000	2,436,275
8.375% 5/1/16		6,420,000	7,385,394
#Sinclair Television Group 144A
9.25% 11/1/17		785,000	859,575
#Sirius XM Radio 144A
8.75% 4/1/15		1,083,000	1,191,300
Sprint Capital 8.75% 3/15/32		1,185,000	964,294
Sprint Nextel
6.00% 12/1/16		565,000	471,775
8.375% 8/15/17		600,000	540,750
#Telcordia Technologies 144A
11.00% 5/1/18		1,230,000	1,568,250
Telecom Italia Capital
5.25% 10/1/15		310,000	284,607
Telefonica Emisiones
5.462% 2/16/21		950,000	908,150
6.421% 6/20/16		2,495,000	2,613,525
Telesat Canada
11.00% 11/1/15		2,129,000	2,296,659
12.50% 11/1/17		391,000	438,898
Time Warner Cable
8.25% 4/1/19		3,485,000	4,383,422
#UPC Holding 144A
9.875% 4/15/18		590,000	632,038
#UPCB Finance III 144A
6.625% 7/1/20		1,870,000	1,851,300
Verizon Communications
3.50% 11/1/21		1,805,000	1,883,133
Viacom 3.875% 12/15/21		5,520,000	5,646,788
Videotron 6.375% 12/15/15		32,000	32,720
#VimpelCom 144A
• 4.576% 6/29/14		1,440,000	1,415,097
7.504% 3/1/22		1,263,000	1,067,235
Virgin Media Finance
8.375% 10/15/19		850,000	937,125
Virgin Media Secured Finance
6.50% 1/15/18		7,925,000	8,459,937
#Vivendi 144A 6.625% 4/4/18		4,625,000	5,263,305
West 7.875% 1/15/19		425,000	423,938
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,645,000	1,480,500
Windstream
7.875% 11/1/17		235,000	255,563
8.125% 8/1/13		455,000	489,125

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
#WPP Finance 2010 144A
4.75% 11/21/21	USD	2,975,000	$2,959,093
#XM Satellite Radio 144A
13.00% 8/1/13		910,000	1,037,400
			117,439,764
Consumer Cyclical–1.14%
*CKE Restaurants
11.375% 7/15/18		1,078,000	1,180,410
CVS Caremark 5.75% 5/15/41		4,200,000	5,020,326
Dave & Buster’s 11.00% 6/1/18		350,000	357,000
#Delphi 144A 6.125% 5/15/21		1,865,000	1,930,275
Federated Retail Holdings
5.90% 12/1/16		2,550,000	2,852,619
*Hanesbrands 6.375% 12/15/20		1,965,000	2,004,300
*Levi Strauss 7.625% 5/15/20		320,000	328,400
*New Albertsons 7.25% 5/1/13		294,000	307,230
OSI Restaurant Partners
10.00% 6/15/15		836,000	868,395
Quiksilver 6.875% 4/15/15		1,990,000	1,858,163
#Sealy Mattress 144A
10.875% 4/15/16		295,000	323,763
Wyndham Worldwide
5.625% 3/1/21		1,610,000	1,665,397
5.75% 2/1/18		1,940,000	2,056,357
			20,752,635
Consumer Non-Cyclical–4.75%
Amgen 3.45% 10/1/20		1,370,000	1,340,753
#Aristotle Holding 144A
3.50% 11/15/16		880,000	897,238
4.75% 11/15/21		2,160,000	2,239,501
6.125% 11/15/41		1,015,000	1,101,315
Becton Dickinson 3.125% 11/8/21		2,140,000	2,218,491
Bio-Rad Laboratories
4.875% 12/15/20		455,000	474,368
8.00% 9/15/16		515,000	566,500
CareFusion 6.375% 8/1/19		8,080,000	9,555,941
Celgene 3.95% 10/15/20		5,290,000	5,337,499
Coca-Cola Enterprises
3.50% 9/15/20		2,155,000	2,259,115
4.50% 9/1/21		3,650,000	4,058,099
Del Monte 7.625% 2/15/19		1,635,000	1,577,775
#Dole Food 144A 8.00% 10/1/16		705,000	738,488
Dr Pepper Snapple Group
2.60% 1/15/19		1,030,000	1,025,742
3.20% 11/15/21		445,000	452,460
Express Scripts 3.125% 5/15/16		3,050,000	3,070,017
General Mills 3.15% 12/15/21		2,305,000	2,340,105
Hospira 6.40% 5/15/15		3,051,000	3,302,814
Ingles Markets 8.875% 5/15/17		851,000	925,463
Jarden
6.125% 11/15/22		680,000	698,700
7.50% 1/15/20		365,000	390,550
Kellogg 4.00% 12/15/20		15,000	15,905
Medco Health Solutions
4.125% 9/15/20		1,275,000	1,272,812
7.125% 3/15/18		1,045,000	1,219,601
NBTY 9.00% 10/1/18		1,635,000	1,806,675
#Pernod-Ricard 144A
4.45% 1/15/22		4,255,000	4,466,503
Quest Diagnostics 4.70% 4/1/21		5,345,000	5,708,925
Safeway 4.75% 12/1/21		2,465,000	2,530,027
Sara Lee 4.10% 9/15/20		1,491,000	1,507,476
#Scotts Miracle-Gro 144A
6.625% 12/15/20		540,000	550,800
*Smucker (J.M.) 3.50% 10/15/21		3,890,000	3,987,876
Tops Holding 10.125% 10/15/15		510,000	535,500
Tyson Foods 10.50% 3/1/14		840,000	974,400
#Viskase 144A 9.875% 1/15/18		1,430,000	1,455,025
#Woolworths 144A
3.15% 4/12/16		975,000	1,007,994
4.55% 4/12/21		5,505,000	5,914,814
Yale University 2.90% 10/15/14		3,520,000	3,729,334
*Yankee Candle 9.75% 2/15/17		1,185,000	1,161,300
Zimmer Holdings 4.625% 11/30/19		3,610,000	3,940,882
			86,356,783
Electric–3.16%
Ameren Illinois 9.75% 11/15/18		5,870,000	7,733,838
#American Transmission Systems
144A 5.25% 1/15/22		4,370,000	4,934,023
Baltimore Gas & Electric
3.50% 11/15/21		1,890,000	1,929,873
Carolina Power & Light
3.00% 9/15/21		1,300,000	1,338,879
#Centrais Eletricas Brasileiras 144A
5.75% 10/27/21		4,290,000	4,478,760
CMS Energy
4.25% 9/30/15		5,345,000	5,428,906
6.25% 2/1/20		1,820,000	1,920,311
Commonwealth Edison
3.40% 9/1/21		3,150,000	3,268,840
4.00% 8/1/20		780,000	841,760
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,121,920
Florida Power 5.65% 6/15/18		645,000	771,726
Ipalco Enterprises 5.00% 5/1/18		1,370,000	1,349,450
Jersey Central Power & Light
5.625% 5/1/16		495,000	559,908
LG&E & KU Energy
3.75% 11/15/20		1,675,000	1,694,122
#LG&E & KU Energy 144A
4.375% 10/1/21		2,930,000	2,994,483
*Pennsylvania Electric
5.20% 4/1/20		3,195,000	3,581,269
•PPL Capital Funding
6.70% 3/30/67		335,000	327,147
PPL Electric Utilities
3.00% 9/15/21		1,540,000	1,559,658

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Company of Oklahoma
5.15% 12/1/19	USD	3,595,000	$4,015,263
Puget Energy 6.00% 9/1/21		1,065,000	1,103,993
Southern California Edison
5.50% 8/15/18		1,145,000	1,374,180
Wisconsin Electric Power
2.95% 9/15/21		190,000	194,057
•Wisconsin Energy 6.25% 5/15/67		4,880,000	4,887,940
			57,410,306
Energy–4.89%
Antero Resources Finance
9.375% 12/1/17		545,000	591,325
Berry Petroleum 10.25% 6/1/14		980,000	1,113,525
#BG Energy Capital 144A
4.00% 10/15/21		6,695,000	6,914,937
Chesapeake Energy
6.125% 2/15/21		570,000	588,525
6.625% 8/15/20		47,000	50,643
6.875% 11/15/20		38,000	40,850
7.25% 12/15/18		141,000	156,510
9.50% 2/15/15		207,000	238,050
Complete Production Services
8.00% 12/15/16		1,381,000	1,443,145
Comstock Resources 7.75% 4/1/19		315,000	300,825
Copano Energy 7.75% 6/1/18		820,000	856,900
Ecopetrol 7.625% 7/23/19		3,416,000	4,150,440
Encana 3.90% 11/15/21		5,065,000	5,098,677
#ENI 144A 4.15% 10/1/20		3,855,000	3,827,441
*Forest Oil 7.25% 6/15/19		907,000	929,675
#Helix Energy Solutions Group 144A
9.50% 1/15/16		1,529,000	1,597,805
#Hercules Offshore 144A
10.50% 10/15/17		1,300,000	1,270,750
#Hilcorp Energy I 144A
7.625% 4/15/21		640,000	673,600
Holly 9.875% 6/15/17		435,000	482,850
#IPIC GMTN 144A 5.50% 3/1/22		1,688,000	1,696,440
Linn Energy 8.625% 4/15/20		615,000	670,350
#Linn Energy 144A 6.50% 5/15/19		210,000	209,475
#Murray Energy 144A
10.25% 10/15/15		1,070,000	1,067,325
#NFR Energy 144A 9.75% 2/15/17		875,000	791,875
Noble Energy
4.15% 12/15/21		1,430,000	1,482,274
8.25% 3/1/19		3,610,000	4,701,083
Pemex Project Funding Master
Trust 6.625% 6/15/35		1,510,000	1,727,063
Petrobras International Finance
3.875% 1/27/16		1,025,000	1,061,091
5.375% 1/27/21		2,820,000	2,976,795
5.75% 1/20/20		2,359,000	2,536,208
5.875% 3/1/18		315,000	346,301
Petrohawk Energy 7.25% 8/15/18		1,615,000	1,824,950
Petroleum Development
12.00% 2/15/18		822,000	895,980
Pride International
6.875% 8/15/20		8,765,000	10,293,484
Quicksilver Resources
9.125% 8/15/19		685,000	729,525
Range Resources
5.75% 6/1/21		390,000	424,125
8.00% 5/15/19		1,167,000	1,307,040
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		329,715	353,619
SandRidge Energy 7.50% 3/15/21		360,000	359,100
#SandRidge Energy 144A
9.875% 5/15/16		1,249,000	1,342,675
Statoil Asa 3.15% 1/23/22		4,975,000	5,127,553
Transocean
5.05% 12/15/16		340,000	347,543
6.375% 12/15/21		3,641,000	3,877,122
Weatherford International
5.125% 9/15/20		2,115,000	2,201,713
9.625% 3/1/19		2,550,000	3,302,393
Williams
7.75% 6/15/31		628,000	783,343
8.75% 3/15/32		678,000	890,738
#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,454,487
8.75% 3/1/19		3,000,000	3,783,531
			88,891,674
Finance Companies–1.80%
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,988,673
5.60% 11/25/39		3,200,000	3,938,570
E Trade Financial PIK
12.50% 11/30/17		1,642,000	1,863,670
#FUEL Trust 144A 3.984% 6/15/16		1,625,000	1,626,365
General Electric Capital
4.65% 10/17/21		4,125,000	4,313,595
6.00% 8/7/19		8,370,000	9,628,931
•#ILFC E-Capital Trust I 144A
4.34% 12/21/65		1,545,000	919,244
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65		760,000	516,800
International Lease Finance
6.25% 5/15/19		1,898,000	1,755,868
8.25% 12/15/20		795,000	804,938
8.75% 3/15/17		950,000	980,875
Nuveen Investments
10.50% 11/15/15		503,000	501,743
#Nuveen Investments 144A
10.50% 11/15/15		840,000	829,500
			32,668,772
Healthcare–0.97%
Accellent
8.375% 2/1/17		635,000	625,475
10.00% 11/1/17		10,000	8,150

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Healthcare (continued)
Biomet 11.625% 10/15/17	USD	781,000	$851,290
Biomet PIK 10.375% 10/15/17		698,000	759,075
Boston Scientific 6.00% 1/15/20		1,935,000	2,163,603
*Community Health Systems
8.875% 7/15/15		476,000	492,660
DENTSPLY International
4.125% 8/15/21		2,115,000	2,185,939
HCA 7.50% 2/15/22		1,245,000	1,276,125
*HCA Holdings 7.75% 5/15/21		1,405,000	1,436,613
#Multiplan 144A 9.875% 9/1/18		1,250,000	1,306,250
#Mylan 144A 6.00% 11/15/18		1,310,000	1,354,213
Radnet Management
10.375% 4/1/18		570,000	504,450
Teva Pharmaceutical Finance IV
3.65% 11/10/21		4,500,000	4,586,543
			17,550,386
Insurance–1.76%
American International Group
4.875% 9/15/16		285,000	269,976
8.25% 8/15/18		3,145,000	3,337,477
•Chubb 6.375% 3/29/67		3,000,000	2,977,500
Coventry Health Care
5.45% 6/15/21		4,190,000	4,664,680
#Highmark 144A
4.75% 5/15/21		2,485,000	2,551,422
6.125% 5/15/41		515,000	558,490
•ING Groep 5.775% 12/29/49		1,495,000	1,196,000
•#Liberty Mutual Group 144A
7.00% 3/15/37		790,000	671,500
MetLife
6.40% 12/15/36		75,000	71,344
6.817% 8/15/18		2,630,000	3,132,751
#MetLife Capital Trust X 144A
9.25% 4/8/38		3,120,000	3,580,199
Prudential Financial
3.875% 1/14/15		1,020,000	1,057,233
4.50% 11/15/20		785,000	790,787
4.50% 11/16/21		585,000	592,045
6.00% 12/1/17		1,880,000	2,093,497
=@#‡tTwin Reefs Pass Through Trust
144A 1.386% 12/31/49		600,000	0
•XL Group 6.50% 12/31/49		1,210,000	958,925
•#ZFS Finance USA Trust II 144A
6.45% 12/15/65		2,275,000	2,093,000
•#ZFS Finance USA Trust IV 144A
5.875% 5/9/32		1,445,000	1,372,750
			31,969,576
Natural Gas–3.20%
AmeriGas Partners 6.50% 5/20/21		730,000	720,875
CenterPoint Energy 5.95% 2/1/17		2,590,000	2,932,408
El Paso Pipeline Partners
Operating 6.50% 4/1/20		2,000,000	2,214,252
•Enbridge Energy Partners
8.05% 10/1/37		4,085,000	4,321,174
Energy Transfer Partners
9.70% 3/15/19		4,870,000	5,974,526
Enterprise Products Operating
• 7.034% 1/15/68		4,580,000	4,769,026
9.75% 1/31/14		2,840,000	3,282,182
EQT 4.875% 11/15/21		2,080,000	2,103,729
Inergy 6.875% 8/1/21		550,000	555,500
Kinder Morgan Energy Partners
* 4.15% 3/1/22		5,230,000	5,330,599
9.00% 2/1/19		3,840,000	4,850,845
Nisource Finance
4.45% 12/1/21		1,815,000	1,858,235
5.80% 2/1/42		2,265,000	2,377,765
Plains All American Pipeline
8.75% 5/1/19		3,435,000	4,394,416
Sempra Energy 6.15% 6/15/18		2,600,000	3,068,796
•TransCanada Pipelines
6.35% 5/15/67		6,420,000	6,448,840
Williams Partners 7.25% 2/1/17		2,495,000	2,963,124
			58,166,292
Real Estate–2.07%
Brandywine Operating Partnership
4.95% 4/15/18		2,655,000	2,617,007
Developers Diversified Realty
4.75% 4/15/18		2,200,000	2,107,785
7.50% 4/1/17		1,060,000	1,145,570
7.875% 9/1/20		2,175,000	2,430,204
9.625% 3/15/16		865,000	1,007,090
Digital Realty Trust
5.25% 3/15/21		2,595,000	2,604,557
5.875% 2/1/20		2,105,000	2,193,682
ERP Operating 4.625% 12/15/21		2,725,000	2,784,236
Health Care REIT 5.25% 1/15/22		3,575,000	3,509,173
Host Hotels & Resorts
6.00% 11/1/20		1,140,000	1,171,350
#Host Hotels & Resorts 144A
5.875% 6/15/19		905,000	925,363
6.00% 10/1/21		960,000	986,400
Host Marriott 6.375% 3/15/15		1,065,000	1,088,963
#Qatari Diar Finance 144A
5.00% 7/21/20		1,601,000	1,713,070
Regency Centers
4.80% 4/15/21		1,960,000	1,996,926
5.875% 6/15/17		575,000	626,906
Simon Property Group
4.125% 12/1/21		1,920,000	2,011,772
*Ventas Realty 6.50% 6/1/16		490,000	505,653
Vornado Realty 5.00% 1/15/22		2,640,000	2,667,097
#WEA Finance 144A
4.625% 5/10/21		3,555,000	3,495,759
			37,588,563
Services–1.30%
Ameristar Casinos 7.50% 4/15/21		1,175,000	1,216,125
#Ashtead Capital 144A
9.00% 8/15/16		832,000	871,520

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Services (continued)
Beazer Homes USA
9.125% 5/15/19	USD	700,000	$481,250
Casella Waste Systems
11.00% 7/15/14		115,000	125,350
Corrections Corporation of America
7.75% 6/1/17		1,220,000	1,329,800
#Equinox Holdings 144A
9.50% 2/1/16		225,000	232,313
FTI Consulting
6.75% 10/1/20		670,000	695,125
7.75% 10/1/16		340,000	353,600
*Geo Group 6.625% 2/15/21		645,000	651,450
Iron Mountain 7.75% 10/1/19		290,000	307,763
*Marina District Finance
9.875% 8/15/18		440,000	403,700
M/I Homes 8.625% 11/15/18		1,010,000	898,900
MGM Resorts International
11.375% 3/1/18		2,935,000	3,243,175
Mobile Mini 6.875% 5/1/15		629,000	636,076
PHH 9.25% 3/1/16		3,045,000	2,907,975
*Pinnacle Entertainment
8.75% 5/15/20		1,610,000	1,585,850
Royal Caribbean Cruises
7.00% 6/15/13		1,130,000	1,192,150
RSC Equipment Rental
10.25% 11/15/19		975,000	1,067,625
Ryland Group 8.40% 5/15/17		1,088,000	1,138,320
#ServiceMaster PIK 144A
10.75% 7/15/15		1,070,000	1,112,800
Standard Pacific 10.75% 9/15/16		1,090,000	1,149,950
Western Union 3.65% 8/22/18		1,655,000	1,699,347
Wynn Las Vegas 7.75% 8/15/20		240,000	267,600
			23,567,764
Technology–1.97%
Amkor Technology 7.375% 5/1/18		550,000	565,125
Broadcom 2.70% 11/1/18		1,985,000	2,009,989
CDW 12.535% 10/12/17		705,000	712,050
Fidelity National Information
Services 7.875% 7/15/20		320,000	347,200
First Data
* 9.875% 9/24/15		1,255,000	1,185,975
10.55% 9/24/15		735,000	704,681
* 11.25% 3/31/16		720,000	601,200
GXS Worldwide 9.75% 6/15/15		2,105,000	1,957,650
Hewlett-Packard
4.30% 6/1/21		2,045,000	2,101,049
4.375% 9/15/21		3,090,000	3,195,307
4.65% 12/9/21		1,520,000	1,606,920
Jabil Circuit 7.75% 7/15/16		330,000	369,600
National Semiconductor
6.60% 6/15/17		4,745,000	5,835,003
*NXP Funding 9.50% 10/15/15		1,395,000	1,471,725
PerkinElmer 5.00% 11/15/21		1,500,000	1,520,721
*Sanmina-SCI 8.125% 3/1/16		1,000	1,038
#Seagate Technology International
144A 10.00% 5/1/14		3,060,000	3,476,925
Symantec 4.20% 9/15/20		2,290,000	2,306,829
#Unisys 144A 12.75% 10/15/14		427,000	487,314
Xerox
4.50% 5/15/21		3,960,000	4,020,944
6.35% 5/15/18		1,150,000	1,297,146
			35,774,391
Transportation–1.46%
#AMGH Merger Subsidiary 144A
9.25% 11/1/18		960,000	993,600
#Brambles USA 144A
3.95% 4/1/15		6,910,000	7,151,560
5.35% 4/1/20		910,000	972,529
Burlington Northern Santa Fe
5.65% 5/1/17		655,000	756,787
CSX 4.75% 5/30/42		4,865,000	5,040,213
#ERAC USA Finance 144A
5.25% 10/1/20		6,355,000	6,863,692
Kansas City Southern de Mexico
8.00% 2/1/18		345,000	381,225
Ryder System 3.50% 6/1/17		2,980,000	3,019,127
#United Air Lines 144A
12.00% 11/1/13		1,260,000	1,319,850
			26,498,583
Utilities–0.54%
AES 8.00% 6/1/20		616,000	680,680
#Calpine 144A 7.875% 7/31/20		980,000	1,060,850
Elwood Energy 8.159% 7/5/26		821,696	807,316
*GenOn Energy 9.875% 10/15/20		700,000	714,000
*Mirant Americas Generation
8.50% 10/1/21		1,616,000	1,515,000
#NRG Energy 144A
7.875% 5/15/21		805,000	788,900
•Puget Sound Energy
6.974% 6/1/67		4,314,000	4,312,577
			9,879,323
Total Corporate Bonds
(cost $861,040,052)			886,920,236

MUNICIPAL BOND–0.00%
Oregon State Taxable Pension
5.892% 6/1/27		5,000	5,898
Total Municipal Bond
(cost $5,000)			5,898

NON-AGENCY ASSET-BACKED
SECURITIES–1.22%
•Ally Master Owner Trust
Series 2011-1 A1
1.148% 1/15/16		2,200,000	2,205,397
•American Express Credit Account
Master Trust Series 2010-1 B
0.878% 11/16/15		1,225,000	1,224,989

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
#Avis Budget Rental Car
Funding AESOP
Series 2011-2A A 144A
2.37% 11/20/14	USD	1,550,000	$1,547,628
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20		2,485,000	2,938,736
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6
4.707% 6/25/32		267,345	269,661
#CIT Equipment Collateral
Series 2010-VT1A A3 144A
2.41% 5/15/13		728,903	731,663
Citibank Credit Card
Issuance Trust
Series 2007-A3 A3
6.15% 6/15/39		772,000	1,064,923
• Series 2009-A2 A2
1.828% 5/15/14		110,000	110,618
Citicorp Residential
Mortgage Securities
Series 2006-3 A4
5.703% 11/25/36		1,785,556	1,724,826
Series 2006-3 A5
5.948% 11/25/36		1,800,000	1,337,845
•#CNH Wholesale Master Note Trust
Series 2011-1A A 144A
1.078% 12/15/15		4,300,000	4,304,158
@Countrywide Asset-Backed
Certificates Series 2006-13 1AF3
5.944% 1/25/37		19,002	11,412
Discover Card Master Trust
Series 2007-A1 A1
5.65% 3/16/20		1,010,000	1,208,515
#Ford Auto Securitization Trust
Series 2011-R1A A3 144A
3.02% 2/15/16	CAD	1,215,000	1,217,087
Harley-Davidson Motorcycle Trust
Series 2009-4 A3
1.87% 2/15/14	USD	290,583	291,227
•Merrill Auto Trust Securitization
Series 2007-1 A4
0.338% 12/15/13		84,026	84,012
Mid-State Trust Series 11 A1
4.864% 7/15/38		13,679	13,828
•Residential Asset Securities
Series 2006-EMX1 A2
0.524% 1/25/36		861,776	765,380
Series 2006-KS3 AI3
0.464% 4/25/36		37,628	33,884
#Sonic Capital Series 2011-1A A2
144A 5.438% 5/20/41		1,115,138	1,143,016
Total Non-Agency
Asset-Backed Securities
(cost $21,657,016)			22,228,805

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.60%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35		301,667	270,394
Bank of America Alternative
Loan Trust
Series 2004-11 1CB1
6.00% 12/25/34		3,275	3,186
Series 2005-1 2A1
5.50% 2/25/20		344,241	325,677
Series 2005-3 2A1
5.50% 4/25/20		46,854	47,442
Series 2005-6 7A1
5.50% 7/25/20		283,828	264,901
Series 2005-9 5A1
5.50% 10/25/20		525,729	487,262
Bank of America Funding
Securities Series 2006-5 2A10
5.75% 9/25/36		977,549	962,286
•Bank of America Mortgage
Securities Series 2003-D 1A2
2.747% 5/25/33		16	10
Chase Mortgage Finance
Series 2003-S8 A2
5.00% 9/25/18		143,803	149,011
•Chaseflex Trust Series 2006-1 A4
6.23% 6/25/36		1,490,000	829,166
Citicorp Mortgage Securities
Series 2006-3 1A9
5.75% 6/25/36		227,682	199,755
Series 2006-4 3A1
5.50% 8/25/21		222,939	223,072
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
5.095% 8/25/34		288,003	292,732
Series 2007-AR8 1A3A
5.673% 8/25/37		1,349,635	936,788
t•Countrywide Home Loan Mortgage
Pass Through Trust
Series 2003-21 A1
2.801% 5/25/33		286	267
Series 2006-HYB1 3A1
2.792% 3/20/36		745,320	392,360

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
Credit Suisse First Boston
Mortgage Securities
Series 2004-1 3A1
7.00% 2/25/34	USD	29,612	$30,709
•GSR Mortgage Loan Trust
Series 2006-AR1 3A1
5.027% 1/25/36		343,816	281,004
•JPMorgan Mortgage Trust
Series 2005-A2 5A1
4.307% 4/25/35		16,805	16,737
Series 2005-A8 2A1
2.591% 11/25/35		361,953	349,823
Series 2006-A2 3A3
5.603% 4/25/36		495,000	393,941
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		20,341	20,257
•MASTR ARM Trust
Series 2003-6 1A2
2.70% 12/25/33		1,021	916
Series 2005-6 7A1
5.401% 6/25/35		320,149	310,918
•#MASTR Specialized
Loan Trust Series 2005-2 A2
144A 5.006% 7/25/35		73,968	74,346
•Residential Accredit Loans
Series 2004-QA6 NB1
3.537% 12/26/34		2,336	1,513
•Structured ARM Loan Trust
Series 2006-5 5A4
5.269% 6/25/36		35,831	2,858
tWashington Mutual Alternative
Mortgage Pass
Through Certificates
Series 2005-1 5A2
6.00% 3/25/35		140,475	80,283
tWashington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A
6.00% 10/25/34		155,016	161,861
• Series 2006-AR14 2A1
5.322% 11/25/36		1,981,195	1,448,823
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		1,061,480	1,030,881
Series 2006-3 A11
5.50% 3/25/36		819,715	794,136
• Series 2006-AR5 2A1
2.739% 4/25/36		652,465	467,448
Total Non-Agency Collateralized
Mortgage Obligations
(cost $11,706,548)			10,850,763
REGIONAL BONDS–4.16%Δ
Australia–2.50%
New South Wales Treasury
2.75% 11/20/25	AUD	2,310,000	2,806,093
6.00% 4/1/19	AUD	13,151,000	14,904,782
Queensland Treasury
6.00% 9/14/17	AUD	4,659,000	5,159,219
6.25% 6/14/19	AUD	19,860,000	22,609,059
			45,479,153
Canada–1.66%
*Province of New Brunswick Canada
2.75% 6/15/18	USD	3,245,000	3,397,122
Province of Ontario Canada
3.00% 7/16/18		5,905,000	6,219,713
3.15% 6/2/22	CAD	10,409,000	10,431,274
4.00% 6/2/21	CAD	8,473,000	9,140,277
Province of Quebec Canada
4.25% 12/1/21	CAD	837,000	913,762
			30,102,148
Total Regional Bonds
(cost $73,288,739)			75,581,301

«SENIOR SECURED LOANS–3.99%
99 Cents Only Stores Tranche B
7.00% 10/4/18	USD	605,000	602,668
Alliance HealthCare Services
7.25% 6/1/16		515,667	451,853
Allied Security Holdings Tranche 2L
8.50% 1/21/18		665,000	648,375
Anchor Glass 6.00% 2/3/16		1,072,443	1,071,108
@API Technologies Tranche B
7.75% 6/1/16		1,263,090	1,206,251
Aspect Software Tranche B
6.25% 5/7/16		505,988	505,671
ATI Holdings 7.00% 2/18/16		738,176	706,191
Autoparts Holdings
1st Lien 6.50% 7/5/17		565,000	565,706
2nd Lien 10.50% 7/5/18		325,000	314,438
Avis Budget Car Rental Tranche B
6.25% 6/13/18		1,165,000	1,174,104
BNY ConvergEx Group
8.75% 11/29/17		421,199	404,351
8.75% 12/16/17		1,003,801	963,649
Brickman Group Holdings Tranche B
7.25% 10/14/16		1,015,397	1,019,204
Brock Holdings III
10.00% 2/15/18		955,000	880,988
Tranche B 6.00% 2/15/17		476,400	463,537
Burlington Coat Factory Warehouse
Tranche B 6.25% 2/10/17		1,373,085	1,351,123
Caesars Entertainment Operating
Tranche B1 3.418% 1/28/15		1,665,000	1,451,680
Tranche B2 3.241% 1/28/15		910,000	793,411
Cengage Learning Acquisitions
2.49% 7/3/14		817,865	698,816
7.50% 7/7/14		1,241,381	1,159,915
Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Charter Communications
Operating Tranche B
7.25% 3/6/14	USD	123,598	$123,709
Chester Downs & Marina
12.375% 12/31/16		1,107,092	1,114,936
Chrysler Group 6.00% 4/28/17		1,402,102	1,330,595
CityCenter Holdings
7.50% 1/10/15		318,750	317,909
Clear Channel Communication
Tranche A 3.64% 7/30/14		2,967,548	2,581,765
Consolidated Container
5.75% 9/28/14		1,350,000	1,138,050
Datatel Tranche B 6.25% 6/5/18		455,000	455,712
Delos Aircraft Tranche 2
7.00% 3/17/16		1,043,269	1,050,009
Delta Air Lines Tranche B
5.50% 3/29/17		1,407,925	1,336,825
Dynegy Power Tranche 1st Lien
9.25% 7/11/16		1,511,213	1,535,347
Emdeon Tranche B 6.75% 8/3/18		645,000	651,369
First Data Tranche B2
2.99% 9/24/14		2,301,086	2,094,000
Frac Tech International Tranche B
6.25% 4/19/16		1,546,583	1,528,480
GenOn Energy Tranche B
6.00% 6/20/17		1,185,875	1,185,662
Goodman Global Tranche B
5.75% 10/28/16		323,788	324,456
Grifols Tranche B 6.00% 6/4/16		1,915,375	1,915,078
Houghton International Tranche B
6.75% 1/11/16		1,027,741	1,025,603
IASIS Healthcare Tranche B
5.00% 4/18/18		1,119,361	1,084,386
Immucor Tranche B 7.25% 7/2/18		1,566,075	1,577,625
International Lease Finance
Tranche 1 6.75% 3/17/15		681,731	685,139
Kinetic Concepts Tranche B
7.00% 1/12/18		1,320,000	1,333,695
Kronos 1st Lien 6.25% 12/11/17		490,000	477,750
Level 3 Financing Trance
B2 5.75% 4/11/18		1,095,000	1,082,408
B3 5.75% 9/1/18		150,000	148,275
Lord & Taylor 5.75% 12/2/18		300,000	299,625
@Mediacom Illinois Tranche D
5.50% 3/31/17		1,095,236	1,088,391
MGM Resorts International
Tranche E 7.00% 2/21/14		2,858,681	2,820,300
Multiplan 4.75% 8/26/17		1,612,767	1,538,854
NPC International 6.75% 11/7/18		455,000	456,706
Nuveen Investment
5.863% 5/13/17		1,114,518	1,074,117
2nd Lien 12.50% 7/9/15		2,532,000	2,629,481
Tranche B 3.257% 11/13/14		400,000	383,252
7.25% 5/13/17		820,000	810,431
OSI Restaurant Partners
2.563% 6/13/14		1,489,285	1,412,148
2.593% 6/14/13		147,067	139,450
Pharmaceutical Product
Development 6.25% 11/10/18		900,000	895,856
Pinnacle Foods Finance Tranche D
6.00% 4/2/14		385,917	387,665
PQ 6.74% 7/30/15		3,941,000	3,505,026
@Prime Healthcare Services
Tranche B 7.25% 4/28/15		1,154,591	1,114,180
Remy International Tranche B
6.25% 12/16/16		455,400	450,088
Reynolds Group Holdings
Tranche C 6.50% 7/7/18		2,131,477	2,122,919
Roundy’s Supermarkets 2nd Lien
10.00% 4/16/16		493,000	494,541
Sensus USA 2nd Lien
8.50% 4/13/18		1,810,000	1,782,850
SRAM 8.50% 11/12/18		400,000	404,000
Texas Competitive Electric
Holdings 3.76% 10/10/14		2,176,208	1,525,653
Toys R US Delaware Tranche B
6.00% 9/1/16		1,337,398	1,322,726
Univision Communications
4.49% 3/29/17		1,692,243	1,511,537
US TelePacific 5.75% 2/10/17		1,446,401	1,345,153
Visant Tranche B 5.25% 12/31/16		542,536	510,274
Total Senior Secured Loans
(cost $73,625,378)			72,557,045

SOVEREIGN BONDS–10.61%Δ
Australia–0.08%
Australia Government Bond
5.75% 5/15/21	AUD	1,205,000	1,434,383
			1,434,383
Brazil–0.41%
Brazil Government
International Bonds
5.625% 1/7/41	USD	3,093,000	3,603,345
8.875% 10/14/19		2,760,000	3,850,200
			7,453,545
Canada–0.21%
Canadian Government Bond
3.75% 6/1/19	CAD	3,460,000	3,887,121
			3,887,121
Chile–0.47%
Chile Government International
Bond 5.50% 8/5/20	CLP	4,213,000,000	8,494,933
			8,494,933
Finland–0.20%
Finland Government Bond
3.50% 4/15/21	EUR	2,604,000	3,699,480
			3,699,480

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN BONDS (continued)
Germany–0.67%
Bundesrepublik Deutschland
2.25% 9/4/20	EUR	7,012,000	$9,518,985
3.50% 7/4/19	EUR	1,820,000	2,694,823
			12,213,808
Indonesia–0.36%
Indonesia Government
International Bonds
4.875% 5/5/21	USD	1,280,000	1,376,000
7.25% 4/20/15		1,292,000	1,469,650
Indonesia Treasury Bond
11.00% 11/15/20	IDR	25,404,000,000	3,745,268
			6,590,918
Malaysia–0.07%
Malaysia Government Bond
4.262% 9/15/16	MYR	4,022,000	1,321,008
			1,321,008
Mexico–1.32%
Mexican Bonos
6.50% 6/10/21	MXN	57,186,000	4,112,518
7.50% 6/3/27	MXN	136,384,800	10,127,007
8.50% 5/31/29	MXN	121,588,400	9,672,580
			23,912,105
New Zealand–0.10%
New Zealand Government Bond
6.00% 5/15/21	NZD	1,940,000	1,771,117
			1,771,117
Norway–2.28%
Norway Government Bonds
3.75% 5/25/21	NOK	12,026,000	2,232,968
4.25% 5/19/17	NOK	14,150,000	2,641,574
4.50% 5/22/19	NOK	73,796,000	14,202,801
5.00% 5/15/15	NOK	120,554,000	22,408,150
			41,485,493
Panama–0.40%
Panama Government
International Bonds
6.70% 1/26/36	USD	728,000	953,680
7.125% 1/29/26		1,340,000	1,752,050
7.25% 3/15/15		1,851,000	2,142,533
8.875% 9/30/27		1,551,000	2,334,255
			7,182,518
Peru–0.38%
Peruvian Government
International Bonds
7.125% 3/30/19		4,354,000	5,496,925
7.35% 7/21/25		986,000	1,311,380
			6,808,305
Philippines–0.70%
Philippine Government
International Bonds
6.25% 1/14/36	PHP	335,000,000	7,794,786
6.50% 1/20/20	USD	1,848,000	2,217,600
9.50% 10/21/24		607,000	877,115
9.875% 1/15/19		1,299,000	1,808,858
			12,698,359
Poland–0.55%
Poland Government Bond
5.25% 10/25/17	PLN	12,470,000	3,577,086
Poland Government International
Bond 5.00% 3/23/22	USD	6,321,000	6,376,309
			9,953,395
Republic of Korea–0.13%
Inflation Linked Korea Treasury
Bond 2.75% 6/10/20	KRW	2,425,854,024	2,377,653
			2,377,653
Russia–0.36%
Russia Eurobond 7.50% 3/31/30	USD	4,234,280	4,927,643
#Russia Eurobond 144A
7.50% 3/31/30		1,448,725	1,685,954
			6,613,597
South Africa–1.01%
#Eskom Holdings 144A
5.75% 1/26/21		3,272,000	3,345,620
South Africa Government Bond
8.00% 12/21/18	ZAR	82,910,000	10,471,303
South Africa Government
International Bond
5.50% 3/9/20	USD	3,976,000	4,473,000
			18,289,923
Sweden–0.13%
Sweden Government Bond
5.00% 12/1/20	SEK	12,990,000	2,432,438
			2,432,438
Turkey–0.15%
Turkey Government
International Bonds
* 5.125% 3/25/22	USD	1,450,000	1,388,375
5.625% 3/30/21		1,289,000	1,309,946
			2,698,321
United Kingdom–0.44%
United Kingdom Gilt
4.50% 3/7/19	GBP	1,667,000	3,121,720
4.75% 3/7/20	GBP	2,574,100	4,945,647
			8,067,367
Uruguay–0.19%
Uruguay Government International
Bond 8.00% 11/18/22	USD	2,480,250	3,410,344
			3,410,344
Total Sovereign Bonds
(cost $191,934,077)			192,796,131

SUPRANATIONAL BANKS–0.57%
Inter-American Development Bank
3.875% 10/28/41		925,000	988,266
International Bank for Reconstruction
& Development
3.25% 12/15/17	SEK	9,650,000	1,506,494
3.375% 4/30/15	NOK	22,000,000	3,787,172
3.625% 6/22/20	NOK	12,410,000	2,152,858

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction
& Development (continued)
6.00% 2/15/17	AUD	1,770,000	$1,947,813
Total Supranational Banks
(cost $9,940,965)			10,382,603

U.S. TREASURY OBLIGATIONS–6.30%
U.S. Treasury Bonds
3.75% 8/15/41	USD	4,355,000	5,122,569
¥4.375% 5/15/41		23,040,000	30,024,000
U.S. Treasury Notes
* 0.25% 11/30/13		36,375,000	36,384,966
* 0.875% 11/30/16		9,895,000	9,926,694
1.375% 9/30/18		1,450,000	1,458,043
* 2.00% 11/15/21		31,280,000	31,641,691
Total U.S. Treasury Obligations
(cost $114,213,280)			114,557,963

	Number of
	Shares
COMMON STOCK–0.00%
=†Century Communications		2,500,000	0
†Delta Air Lines		67	542
†GenOn Energy		328	856
=∏†PT Holdings		685	7
Total Common Stock
(cost $505,457)			1,405

CONVERTIBLE PREFERRED
STOCK–0.23%
*Apache 6.00%
exercise price $109.12,
expiration date 8/1/13		13,300	721,924
Aspen Insurance 5.625%
exercise price $29.28,
expiration date 12/31/49		9,427	513,182
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		780	611,520
#Chesapeake Energy 144A 5.75%
exercise price $27.94,
expiration date 12/31/49		519	509,918
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		926	812,796
PPL 9.50% exercise price $28.80,
expiration date 7/1/13		9,300	516,150
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		3,800	471,998
Total Convertible Preferred
Stock (cost $4,762,530)			4,157,488
PREFERRED STOCK–0.32%
*Alabama Power 5.625%		69,530	1,751,461
#Ally Financial 144A 7.00%		2,200	1,577,194
•PNC Financial Services
Group 8.25%		2,440,000	2,521,020
=†PT Holdings		137	0
Total Preferred Stock
(cost $6,244,836)			5,849,675

WARRANT–0.00%
=∏@†Port Townsend		137	1
Total Warrant (cost $3,288)			1

	Principal
	Amount°
SHORT-TERM INVESTMENTS–10.35%
≠Discount Notes–2.14%
Fannie Mae 0.01% 3/7/12	USD	16,924,794	16,924,489
Federal Home Loan Bank
0.02% 3/21/12		21,888,303	21,887,821
			38,812,310
Repurchase Agreements–7.28%
BNP Paribas 0.02%, dated 12/30/11,
to be repurchased on 1/3/12,
repurchase price $132,376,295
(collateralized by U.S.
government obligations 0.50%-
4.00% 11/30/12-2/15/15, market
value $135,023,521)		132,376,001	132,376,001
			132,376,001
≠U.S. Treasury Obligations–0.93%
U.S. Treasury Bill 0.001% 2/23/12		16,924,794	16,924,489
			16,924,489
Total Short-Term Investments
(cost $188,112,583)			188,112,800

Total Value of Securities
Before Securities Lending
Collateral–104.73%
(cost $1,865,235,047)			1,903,255,137

Diversified Income Series-20

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
SECURITIES LENDING
COLLATERAL**–1.75%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	748,403	$722,808
Delaware Investments Collateral
Fund No.1	31,152,749	31,152,749
@† Mellon GSL Reinvestment
Trust II	1,759,132	0
Total Securities Lending
Collateral (cost $33,660,284)		31,875,557

Total Value of Securities–106.48%
(cost $1,898,895,331)		1,935,130,694 ©

	Number of Contracts
WRITTEN OPTIONS–(0.01%)
Call Option–(0.01%)
U.S. Long Bond Future,
strike price $343.75,
expires 1/27/12 (JPMC)	(85)	(92,969)

Put Option–0.00%
U.S. Long Bond Future,
strike price $250,
expires 1/27/12 (JPMC)	(116)	(30,813)
Total Written Options (premium
received $(216,087))		(123,782)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(1.85%)	(33,660,284)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.62%)	(84,041,473	)«
NET ASSETS APPLICABLE TO 165,604,690 SHARES OUTSTANDING–100.00%	$1,817,305,155
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($517,362,518 / 46,951,535 Shares)	$11.02
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,299,942,637 / 118,653,155 Shares)	$10.96
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$1,668,468,006
Undistributed net investment income	49,910,411
Accumulated net realized gain on investments	58,250,981
Net unrealized appreciation of investments and derivatives	40,675,757
Total net assets	$1,817,305,155
____________________

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of December 31, 2011. Interest rates reset periodically.
w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate value of Rule 144A securities was $251,963,791, which represented 13.86% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2011.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $6,671,420, which represented 0.37% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2011, the aggregate value of fair valued securities was $95,434 which represented 0.01% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.

∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2011, the aggregate value of the restricted securities was $8, which represented 0.00% of the Series’ net assets.

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $106,891,681 of securities loaned.
«	Includes foreign currency valued at $2,626,792 with a cost of $2,622,151.

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2011:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(19,605,463)	USD	19,987,633	1/13/12	$(28,870)
BAML	CAD	(7,556,158)	USD	7,434,273	1/13/12	19,594
BAML	CLP	(1,771,525,000)	USD	3,438,853	1/13/12	26,036
BAML	EUR	(19,126,939)	USD	25,724,586	1/13/12	968,148
BAML	IDR	(31,102,350,000)	USD	3,431,037	1/13/12	6,058
BAML	JPY	193,983,360	USD	(2,493,093)	1/13/12	28,027
BAML	MXN	(170,201,607)	USD	12,345,831	1/13/12	164,588
BAML	NOK	(39,768,480)	USD	6,905,808	1/13/12	260,088
BAML	PLN	(11,228,007)	USD	3,371,166	1/13/12	121,981
BAML	ZAR	(82,447,424)	USD	10,262,569	1/13/12	74,915
BCLY	EUR	(2,646,368)	USD	3,560,971	1/13/12	135,716
BCLY	JPY	236,069,245	USD	(3,030,243)	1/13/12	37,851
CITI	EUR	(6,925,541)	USD	9,312,359	1/13/12	348,473
CITI	JPY	251,514,501	USD	(3,229,348)	1/13/12	39,482
CITI	NOK	(29,711,848)	USD	5,161,712	1/13/12	196,557
CITI	NZD	1,612,980	USD	(1,257,076)	1/13/12	(2,853)
GSC	AUD	(9,053,184)	USD	9,262,086	1/13/12	19,097
GSC	GBP	2,393,598	USD	(3,747,658)	1/13/12	(30,291)
GSC	NOK	(7,086,080)	USD	1,230,488	1/13/12	46,331
HSBC	AUD	(14,121,041)	USD	14,470,113	1/13/12	53,017
HSBC	EUR	(5,856,565)	USD	7,897,342	1/13/12	317,057
HSBC	NOK	(39,164,972)	USD	6,818,889	1/13/12	274,021
JPMC	BRL	(6,966,240)	USD	3,878,753	1/13/12	153,424
JPMC	CAD	(4,576,450)	USD	4,513,532	1/13/12	22,769
JPMC	EUR	(3,227,140)	USD	4,349,862	1/13/12	172,901
JPMC	MXN	(61,173,128)	USD	4,532,854	1/13/12	154,724
JPMC	NOK	(57,467,943)	USD	10,000,164	1/13/12	396,680
MNB	EUR	(3,840)	USD	4,970	1/3/12	–
MSC	AUD	(3,656,570)	USD	3,746,035	1/13/12	12,803
MSC	EUR	(14,665,045)	USD	19,763,025	1/13/12	781,720
MSC	GBP	(1,731,322)	USD	2,715,177	1/13/12	26,357
MSC	JPY	472,504,790	USD	(6,075,310)	1/13/12	65,639
MSC	KRW	7,614,405,450	USD	(6,754,671)	1/13/12	(193,413)
MSC	NOK	(43,126,219)	USD	7,503,758	1/13/12	296,924
						$4,965,551

Futures Contracts

Contracts to Buy		Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
32	Euro-Bond	$5,783,139	$5,758,258	3/13/12	$(24,881)
354	U.S. Treasury 10 yr Notes	45,970,829	46,418,250	3/30/12	447,421
620	U.S. Treasury Long Bond	89,139,629	89,783,750	3/30/12	644,121
		$140,893,597			$1,066,661

Diversified Income Series-22

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Swap Contracts
CDS Contracts

Counterparty	Swap & Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.17	USD	43,629,600	5.00%	12/20/16	$(1,223,023)
	ITRAXX Europe Subordinate
BAML	Financials 16.1 5 yr CDS	EUR	22,325,000	5.00%	12/20/16	(198,328)
BAML	Kingdom of Spain 5 yr CDS	USD	7,065,000	1.00%	12/20/16	84,582
BCLY	CDX.NA.HY.17		12,524,400	5.00%	12/20/16	(193,410)
	ITRAXX Europe Subordinate
BCLY	Financials 16.1 5 yr CDS	EUR	20,825,000	5.00%	12/20/16	(47,252)
	Kingdom of Spain
BCLY	5 yr CDS	USD	5,276,000	1.00%	3/20/15	171,666
BCLY	5 yr CDS		2,640,000	1.00%	3/21/16	41,166
BCLY	Republic of France 5 yr CDS		7,531,000	0.25%	9/20/16	55,375
CITI	CDX.NA.HY.17		6,272,000	5.00%	12/20/16	(479,688)
CITI	CDX.NA.HY.17		2,597,000	5.00%	12/20/16	(70,882)
GSC	Republic of France 5 yr CDS		2,678,000	0.25%	9/20/16	24,677
JPMC	CDX.EM.16		4,714,000	5.00%	12/20/16	32,483
JPMC	CDX.NA.HY.17		1,043,700	5.00%	12/20/16	(29,727)
	ITRAXX Europe Subordinate
JPMC	Financials 16.1 5 yr CDS	EUR	9,475,000	5.00%	12/20/16	(104,529)
JPMC	MeadWestvaco 5 yr CDS	USD	2,180,000	1.00%	12/20/16	(55,416)
JPMC	Portuguese Republic 5 yr CDS		5,129,000	1.00%	6/20/15	995,533
JPMC	Republic of France
	5 yr CDS		5,379,000	0.25%	9/20/16	40,912
JPMC	5 yr CDS		2,848,000	0.25%	12/20/16	15,388
MSC	CDX.NA.HY.17		28,674,800	5.00%	12/20/16	(816,718)
MSC	Japan 5 yr CDS		4,750,000	1.00%	9/20/16	43,778
	Kingdom of Belgium
MSC	5 yr CDS		9,764,000	1.00%	12/20/16	(63,528)
	Kingdom of Spain
MSC	5 yr CDS		5,219,000	1.00%	6/20/16	200,524
	Republic of France
MSC	5 yr CDS		6,650,000	0.25%	9/20/16	63,517
MSC	Republic of Italy 5 yr CDS		4,780,000	1.00%	9/20/16	232,988
						$(1,279,912)
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	2,180,000	1.00%	12/20/16	52,280
JPMC	Tyson Foods CDS / Ba		2,645,000	1.00%	3/20/16	60,423
						$112,703
Total						$(1,167,209)

Diversified Income Series-23

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
EM – Emerging Market
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philippine Peso
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$81,654,793
Dividends	867,240
Securities lending income	257,121
82,779,154

EXPENSES:
Management fees	10,738,321
Distribution expenses – Service Class	3,639,173
Accounting and administration expenses	713,695
Reports and statements to shareholders	262,092
Dividend disbursing and transfer agent fees and expenses	174,902
Custodian fees	138,464
Legal fees	116,122
Trustees’ fees	95,943
Audit and tax	82,545
Pricing fees	33,211
Insurance fees	27,674
Consulting fees	18,139
Registration fees	10,585
Dues and services	10,468
Trustees’ expenses	6,279
16,067,613
Less waiver of distribution expenses – Service Class	(605,272)
Less expense paid indirectly	(1)
Total operating expenses	15,462,340

NET INVESTMENT INCOME	67,316,814

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	41,185,939
Futures contracts	11,168,012
Options written	(35,992)
Swap contracts	7,092,640
Foreign currencies	5,194,389
Foreign currency exchange contracts	(9,685,191)
Net realized gain	54,919,797
Net change in unrealized appreciation (depreciation) on:
Investments	(12,135,935)
Futures contracts	(286,768)
Options written	92,305
Swap contracts	(5,093,360)
Foreign currencies	(152,587)
Foreign currency exchange contracts	7,147,166
Net change in unrealized appreciation (depreciation)	(10,429,179)

NET REALIZED AND UNREALIZED GAIN	44,490,618

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$111,807,432

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$67,316,814	$73,031,929
Net realized gain	54,919,797	68,112,886
Net change in unrealized appreciation
(depreciation)	(10,429,179)	(22,154,923)
Net increase in net assets resulting
from operations	111,807,432	118,989,892

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(27,424,124)	(31,523,092)
Service Class	(47,070,418)	(40,269,256)
Net realized gain on investments:
Standard Class	(26,962,244)	(1,579,079)
Service Class	(49,176,477)	(2,111,204)
	(150,633,263)	(75,482,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	40,279,608	51,516,746
Service Class	296,976,262	391,597,773
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	26,872,556	16,201,067
Service Class	96,246,896	42,380,460
	460,375,322	501,696,046
Cost of shares repurchased:
Standard Class	(193,953,088)	(79,618,374)
Service Class	(170,077,093)	(150,575,649)
	(364,030,181)	(230,194,023)
Increase in net assets derived
from capital share transactions	96,345,141	271,502,023

NET INCREASE IN NET ASSETS	57,519,310	315,009,284

NET ASSETS:
Beginning of year	1,759,785,845	1,444,776,561
End of year (including undistributed
net investment income of $49,910,411
and $63,081,515, respectively)	$1,817,305,155	$1,759,785,845

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.280	$10.980	$9.250	$10.220	$9.830

Income (loss) from investment operations:
Net investment income[1]	0.426	0.521	0.628	0.500	0.527
Net realized and unrealized gain (loss)	0.256	0.345	1.721	(0.926)	0.207
Total from investment operations	0.682	0.866	2.349	(0.426)	0.734

Less dividends and distributions from:
Net investment income	(0.475)	(0.539)	(0.619)	(0.405)	(0.318)
Net realized gain on investments	(0.467)	(0.027)	–	(0.139)	(0.026)
Total dividends and distributions	(0.942)	(0.566)	(0.619)	(0.544)	(0.344)

Net asset value, end of period	$11.020	$11.280	$10.980	$9.250	$10.220

Total return[2]	6.39%	8.06%	26.96%	(4.54% )	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$517,362	$659,032	$652,804	$542,074	$521,511
Ratio of expenses to average net assets	0.68% [3]	0.70% [3]	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	3.87% [3]	4.68% [3]	6.33%	5.16%	5.30%
Portfolio turnover	233%	237%	202%	244%	299%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
3The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.220	$10.920	$9.200	$10.180	$9.790

Income (loss) from investment operations:
Net investment income[1]	0.396	0.491	0.603	0.476	0.502
Net realized and unrealized gain (loss)	0.258	0.351	1.712	(0.937)	0.209
Total from investment operations	0.654	0.842	2.315	(0.461)	0.711

Less dividends and distributions from:
Net investment income	(0.447)	(0.515)	(0.595)	(0.380)	(0.295)
Net realized gain on investments	(0.467)	(0.027)	–	(0.139)	(0.026)
Total dividends and distributions	(0.914)	(0.542)	(0.595)	(0.519)	(0.321)

Net asset value, end of period	$10.960	$11.220	$10.920	$9.200	$10.180

Total return[2]	6.15%	7.87%	26.66%	(4.90% )	7.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,299,943	$1,100,754	$791,973	$431,062	$357,115
Ratio of expenses to average net assets	0.93% [3]	0.95% [3]	0.98%	0.98%	0.98%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.98%	1.00%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets	3.62% [3]	4.43% [3]	6.08%	4.91%	5.05%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.57%	4.38%	6.03%	4.86%	5.00%
Portfolio turnover	233%	237%	202%	244%	299%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

3The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $89,804 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent and Fund Accounting Oversight Fees and Other Expenses Payable to DSC	Distribution Fee Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$904,946	$19,022	$271,708	$34,194
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $42,827 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$3,328,899,483
Purchases of U.S. government securities	680,868,837
Sales other than U.S. government securities	3,372,120,299
Sales of U.S. government securities	620,378,808

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$1,902,154,611	$66,801,613	$(33,825,530)	$32,976,083

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$320,380,924	$1,217,087	$321,598,011
Corporate Debt	721,924	993,551,999	95,426	994,369,349
Foreign Debt	–	278,760,035	–	278,760,035
Municipal Bonds	–	5,898	–	5,898
Common Stock	1,398	–	7	1,405
Other	1,751,461	4,098,214	1	5,849,676
Securities Lending Collateral	–	31,875,557	–	31,875,557
Short-Term Investments	–	188,112,800	–	188,112,800
U.S. Treasury Obligations	–	114,557,963	–	114,557,963
Total	$2,474,783	$1,931,343,390	$1,312,521	$1,935,130,694

Foreign Currency Exchange Contracts	$–	$4,965,551	$–	$4,965,551
Futures Contracts	1,066,661	–	–	1,066,661
Swap Contracts	–	(1,167,209)	–	(1,167,209)
Written Options	(123,782)	–	–	(123,782)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- Backed and Mortgage- Backed Securities	Corporate Debt
Balance as of 12/31/10	$2,064,802	$2,391,358
Net realized gain	41,011	17,816
Purchases	1,235,635	4,068
Sales	(2,093,409)	(2,317,816)
Net change in unrealized appreciation (depreciation)	(30,952)	–
Balance as of 12/31/11	$1,217,087	$95,426

Net change in unrealized
appreciation (depreciation) from
investments still held as of 12/31/11	$(18,548)	$–

	Common Stock	Other	Securities Lending Collateral	Total Series
Balance as of 12/31/10	$7	$1	$–	$4,456,168
Net realized gain	–	–	–	58,827
Purchases	–	–	–	1,239,703
Sales	(11,817)	–	–	(4,423,042)
Net change in unrealized appreciation (depreciation)	11,817	–	–	(19,135)
Balance as of 12/31/11	$7	$1	$–	$1,312,521

Net change in unrealized
appreciation (depreciation) from
investments still held as of 12/31/11	$11,816	$–	$–	$(6,732)

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$124,204,185	$75,482,631
Long-term capital gain	26,429,078	–
	$150,633,263	$75,482,631

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,668,468,006
Undistributed ordinary income	94,188,882
Undistributed long-term capital gains	26,530,024
Other temporary differences	(4,348,139)
Unrealized appreciation	32,466,382
Net assets	$1,817,305,155

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of contingent payment debt instruments and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, tax treatment of contingent payment debt instruments and CDS contracts, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income	Gain	Capital
$(5,993,376)	$5,973,977	$19,399

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	3,660,237	4,629,663
Service Class	26,988,618	35,331,894

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,539,939	1,483,614
Service Class	9,131,584	3,895,263
	42,320,378	45,340,434
Shares repurchased:
Standard Class	(17,692,005)	(7,142,085)
Service Class	(15,613,600)	(13,581,594)
	(33,305,605)	(20,723,679)
Net increase	9,014,773	24,616,755

Diversified Income Series-32

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts
During the year ended December 31, 2011, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

Diversified Income Series-33

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in written options during the year ended December 31, 2011 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2010	–	$–
Options written	628	465,893
Options expired	(375)	(237,740)
Options terminated in closing sales transactions	(52)	(12,066)
Options outstanding at December 31, 2011	201	$216,087

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2011, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2011, the net unrealized depreciation of credit default swaps was $1,167,209. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2011, the Series would have received EUR 52,625,000 and USD 166,519,500 less the value of the contracts’ related reference obligations. The Series received $17,097,000 in securities collateral and $2,300,000 in cash collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2011, the notional value of the protection sold was $4,825,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2011, the net unrealized appreciation of the protection sold was $112,703.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Diversified Income Series-34

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other Liabilities net of receivables and other assets	$4,965,551	Other Liabilities net of receivables and other assets	$–

Interest rate contracts (Futures contracts)	Other Liabilities net of receivables and other assets	1,066,661	Other Liabilities net of receivables and other assets	–

Equity contracts (Written options)	Written options, at value	92,305	Written options, at value	–

Credit contracts (Swap contracts)	Other Liabilities net of receivables and other assets	1,059,569	Other Liabilities net of receivables and other assets	(2,226,778)
Total		$7,184,086		$(2,226,778)

The effect of derivative instruments on the statement of operations for the year ended December 31, 2011 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(9,685,191)	$7,147,166

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	11,168,012	(286,768)

Equity contracts (Written Options)	Net realized loss on written options and net change in unrealized appreciation (depreciation) of written options	(35,992)	92,305

Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	7,092,640	(5,093,360)
Total		$8,539,469	$1,859,343

Diversified Income Series-35

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2011. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended December 31, 2011.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Forward foreign currency contracts (Average cost)	USD 42,770,899	USD 102,783,454
Futures contracts (Average notional value)	74,159,422	56,567,459
Options contracts (Average notional value)	—	12,326
Swap contracts (Average notional value)	7,867,579	95,558,391
	—	EUR 43,607,708

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $106,891,681 for which the Series received collateral, comprised of non-cash collateral valued at $75,986,948, and cash collateral of $33,660,284. At December 31, 2011, the value of invested collateral was $31,875,557. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

Diversified Income Series-36

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
18%	82%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

Diversified Income Series-37

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Diversified Income Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Diversified Income Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Diversified Income Series-38

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Board Consideration of Delaware VIP Diversified Income Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Diversified Income Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as an intermediate investment-grade debt fund. Management believes that it would be more appropriate to include the Series in the general bond funds category. Accordingly, the Lipper report prepared for the Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all underlying variable insurance product intermediate investment-grade debt funds and all underlying variable insurance product general bond funds. When compared to other intermediate investment-grade debt funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile. The report further showed that the Series’ total return for the three- and five-year periods was in the first quartile. When compared to other general bond funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the fourth quartile. The report further showed that the Series’ total return for the three- and five-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

When compared to other intermediate investment-grade debt funds, the expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and the total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other general bond funds, the expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the highest expenses of its

Diversified Income Series-39

Delaware VIP® Diversified Income Series
Other Series Information (continued)

Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 waivers in place through April 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

Diversified Income Series-40

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Diversified Income Series-41

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

Diversified Income Series-42

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPDIVINC [12/11] DG3 17345 (2/12) (8435)	Diversified Income Series-43

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/country and sector allocations	5

> Statement of net assets	6

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	19

> Other Series information	20

> Board of trustees/directors and officers addendum	22

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Portfolio management review	Jan. 10, 2012

     As the Series’ fiscal year began in January 2011, emerging market equities were in the later stages of a strong rally that started in summer 2010. Beginning in spring 2011, however, renewed concerns about Greek solvency — this time accompanied by bailouts of Ireland and Portugal, and worries about financial contagion spreading to Italy and Spain — ignited a bear market in emerging market stocks. The selloff was also related to decelerating U.S. economic growth and a high-stakes round of political brinksmanship in Washington, D.C. that nearly triggered a technical default on U.S. debt in early August 2011. Selling intensified late in the Series’ fiscal year as bond yields rose in core European countries, including Germany, Austria, Belgium, and France.

     For the fiscal year ended Dec. 31, 2011, Delaware VIP Emerging Markets Series returned -19.78% for Standard Class shares and -20.00% for Service Class shares and (both figures assume reinvestment of all distributions). The Series’ benchmark, the MSCI Emerging Markets Index, returned -18.17% (gross) and -18.42% (net) for the same period.

     Holdings in Brazil hurt performance, with detractors including the pharmaceutical company Hypermarcas S/A, which fell sharply as the firm’s organic growth rate declined, in part because of inventory de-stocking. We remain positive about the stock’s longer-term outlook, and it remains in the Series’ portfolio. Cemex, a Mexico-based cement manufacturer, also detracted from relative performance, primarily because of concerns about the company’s high leverage and continued weakness in the U.S. housing market.

     Conversely, our allocation to China had a positive effect on performance relative to the benchmark index. Among individual Chinese stocks, China Unicom (Hong Kong), one of the country’s largest mobile telecommunications operators, performed relatively strongly due to encouraging 3G network subscriber acquisitions. The Series’ large overweight to another telecommunications business, South African-based Vodacom Group, also contributed to relative and nominal performance.

     As we look ahead, we believe it’s important to reiterate our commitment to maintaining a long-term investment horizon that looks beyond transitory issues at both the macroeconomic and microeconomic levels. While many investors are understandably nervous about the unsettled global economic environment and its effects on stock prices, we are committed to a disciplined process of identifying businesses that we view as having strong franchises and positive long-term growth prospects. We believe that these types of companies may have the potential to not only survive in today’s turbulent world economic environment, but to thrive when markets become more stable.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Emerging Markets Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 1, 1997)	-19.78%	+19.19%	+2.64%	+16.02%	+8.16%
Service Class shares (commenced operations on May 1, 2000)	-20.00%	+18.88%	+2.37%	+15.74%	+12.11%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.65%, while total operating expenses for Standard Class and Service Class shares were 1.40% and 1.70%, respectively. The management fee for Standard Class and Service Class shares was 1.25%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011		Starting value	Ending value
––	Delaware VIP Emerging Markets Series (Standard Class shares)	$10,000	$44,191
––	MSCI Emerging Markets Index (gross)	$10,000	$37,716
– –	MSCI Emerging Markets Index (net)	$10,000	$36,607

The chart shows a $10,000 investment in the Delaware VIP Emerging Markets Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the MSCI Emerging Markets Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The MSCI Emerging Markets Index measures equity market performance across emerging market countries worldwide. Index “gross” return approximates the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class Shares	$1,000.00	$804.30	1.39%	$6.32
Service Class Shares	1,000.00	803.00	1.64%	7.45
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,018.20	1.39%	$7.07
Service Class Shares	1,000.00	1,016.94	1.64%	8.34

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Emerging Markets Series-4

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Security Type/Country and Sector Allocations
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	91.33%
Argentina	1.74%
Australia	0.04%
Brazil	12.84%
China/Hong Kong	12.62%
Hungary	0.52%
India	1.06%
Indonesia	1.10%
Israel	0.68%
Kingdom of Bahrain	0.16%
Malaysia	4.16%
Mexico	6.19%
Peru	1.07%
Philippines	0.30%
Poland	0.72%
Republic of Korea	11.88%
Russia	7.09%
South Africa	8.73%
Taiwan	7.37%
Thailand	2.90%
Turkey	2.30%
United Kingdom	0.98%
United States	6.88%
Preferred Stock by Country	5.36%
Brazil	2.65%
Republic of Korea	1.38%
Russia	1.33%
Participation Notes	0.00%
Short-Term Investments	3.14%
Securities Lending Collateral	5.06%
Total Value of Securities	104.89%
Obligation to Return Securities Lending Collateral	(5.16%)
Receivables and Other Assets Net of Other Liabilities	0.27%
Total Net Assets	100.00%

Common Stock, Preferred Stock
and Participation Notes by Sector
Consumer Discretionary	5.65%
Consumer Staples	9.45%
Energy	16.58%
Financials	15.70%
Industrials	2.68%
Information Technology	15.21%
Materials	15.53%
Telecommunication Services	12.37%
Utilities	3.52%
Total	96.69%

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
December 31, 2011

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–91.33%Δ
Argentina–1.74%
@Cresud ADR	362,769	$4,131,939
#Grupo Clarin Class B GDR 144A	209,100	864,775
*@IRSA Inversiones y Representaciones ADR	315,012	3,266,674
Pampa Energia ADR	50,000	537,500
		8,800,888
Australia–0.04%
†Alara Resources	119,472	32,991
@†Strike Resources	907,648	185,660
		218,651
Brazil–12.84%
AES Tiete	359,636	4,563,007
B2W Cia Global Do Varejo	282,684	1,365,477
Banco Santander Brasil ADR	393,000	3,199,020
*Braskem ADR	88,199	1,243,606
Centrais Eletricas Brasileiras	800,000	7,659,939
*Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	80,590	2,935,894
Cia Siderurgica Nacional ADR	400,000	3,272,000
Cyrela Brazil Realty	114,015	908,106
*Fibria Celulose ADR	350,000	2,719,500
Gerdau	437,700	2,877,751
Gerdau ADR	500,000	3,905,000
Hypermarcas	64,500	294,252
Itau Unibanco Holding ADR	280,000	5,196,800
†Magazine Luiza	92,500	473,621
Petroleo Brasileiro SA ADR	377,300	9,375,904
Petroleo Brasileiro SP ADR	453,795	10,659,644
Tim Participacoes ADR	165,309	4,264,972
		64,914,493
China/Hong Kong–12.62%
*†Alibaba.com	1,722,000	1,780,401
Bank of China	9,460,000	3,483,584
†Bitauto Holdings ADR	42,000	168,000
China Construction Bank	4,279,775	2,986,684
China Mobile ADR	173,600	8,417,864
*China Petroleum & Chemical ADR	27,088	2,845,594
China Telecom	3,074,000	1,749,424
*China Unicom Hong Kong ADR	568,192	12,005,898
First Pacific	3,183,285	3,311,738
†Focus Media Holding ADR	83,796	1,633,184
*Fosun International	148,208	77,476
†Foxconn International Holdings	1,766,000	1,139,193
*†Hollysys Automation Technologies	145,100	1,207,232
Industrial & Commercial Bank of China	6,165,500	3,659,639
*Metallurgical	3,000,000	679,834
PetroChina	2,128,000	2,649,520
PetroChina ADR	50,000	6,215,500
†Renren ADR	14,200	50,410
@†Shanda Games ADR	284,625	1,112,884
*†Sina	79,200	4,118,400
†Tianjin Development Holdings	39,950	20,627
@†Tom Group	26,212,004	2,294,976
Travelsky Technology	4,159,441	2,163,642
		63,771,704
Hungary–0.52%
*OTP Bank	200,000	2,642,796
		2,642,796
India–1.06%
Coal India	115,074	652,589
Indiabulls Real Estate GDR	44,628	39,362
Oil India	19,385	434,650
#Reliance Industries 144A GDR	143,410	3,814,705
*†Sify Technologies ADR	102,500	412,050
		5,353,356
Indonesia–1.10%
Tambang Batubara Bukit Asam	2,919,097	5,585,479
		5,585,479
Israel–0.68%
Israel Chemicals	333,516	3,456,759
		3,456,759
Kingdom of Bahrain–0.16%
@#Aluminum Bahrain 144A GDR	91,200	798,301
		798,301
Malaysia–4.16%
Eastern & Oriental	6,023,062	2,660,027
Hong Leong Bank	1,741,890	5,989,464
@KLCC Property Holdings	1,766,200	1,755,057
Oriental Holdings	1,723,920	2,914,893
Petronas Chemicals Group	1,870,500	3,658,391
†UEM Land Holdings	5,336,532	4,073,946
		21,051,778
Mexico–6.19%
America Movil Series L ADR	236,842	5,352,629
*Cemex ADR	1,000,001	5,390,005
†Empresas ICA	1,242,768	1,496,163
Fomento Economico Mexicano ADR	130,507	9,097,643
Grupo Financiero Banorte	848,200	2,568,056
Grupo Televisa ADR	350,000	7,371,000
		31,275,496
Peru–1.07%
Cia de Minas Buenaventura ADR	140,940	5,403,640
		5,403,640
Philippines–0.30%
Philippine Long Distance Telephone ADR	25,926	1,493,856
		1,493,856
Poland–0.72%
†Jastrzebska Spolka Weglowa	30,332	739,205
†Polski Koncern Naftowy Orlen	293,760	2,885,758
		3,624,963
Republic of Korea–11.88%
†CJ	51,355	3,411,115
*KB Financial Group ADR	186,596	5,847,919
†Korea Electric Power	127,730	2,815,184
Korea Electric Power ADR	200,000	2,196,000
†KT	112,200	3,450,446
LG Display ADR	211,609	2,228,243
†Lotte Chilsung Beverage	9	11,374
†Lotte Confectionery	3,264	4,806,252
Samsung Electronics	21,415	19,544,594

Emerging Markets Series-6

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Republic of Korea (continued)
#Samsung Life Insurance 144A	65,000	$4,536,122
†SK Communications	107,325	1,069,315
†SK Holdings	9,171	957,249
SK Telecom	13,785	1,682,620
SK Telecom ADR	550,000	7,485,500
		60,041,933
Russia–7.09%
@†Chelyabinsk Zinc Plant GDR	77,800	168,048
@†Enel OGK-5 GDR	15,101	42,780
Gazprom ADR	881,000	9,409,960
LUKOIL ADR	26,333	1,400,916
LUKOIL ADR (London
International Exchange)	150,000	7,942,500
MMC Norilsk Nickel ADR	138,831	2,125,503
Mobile Telesystems ADR	173,502	2,547,009
@Sberbank	2,711,818	6,101,591
Surgutneftegas ADR	331,152	2,592,920
@†TGK-5 GDR	6,229	5,003
*VTB Bank GDR	967,886	3,494,068
		35,830,298
South Africa–8.73%
ArcelorMittal South Africa	421,035	3,576,863
Blue Label Telecoms	462,103	325,715
Gold Fields ADR	340,348	5,190,307
Impala Platinum Holdings	152,575	3,162,974
JD Group	545,025	3,274,498
Sasol	85,722	4,093,580
Sasol ADR	73,227	3,470,960
Standard Bank Group	317,616	3,885,313
Sun International	188,959	1,966,226
@Tongaat Hulett	245,237	3,068,273
Vodacom Group	1,098,323	12,108,954
		44,123,663
Taiwan–7.37%
Cathay Financial Holding	2,198,236	2,373,529
Evergreen Marine	6,085,172	3,074,233
Formosa Chemicals & Fibre	2,322,989	6,128,671
Hon Hai Precision Industry	793,408	2,171,819
MediaTek	287,679	2,635,989
MStar Semiconductor	263,112	1,372,683
President Chain Store	1,000,000	5,448,241
Taiwan Semiconductor Manufacturing	2,669,864	6,682,373
United Microelectronics	7,517,461	3,152,444
*United Microelectronics ADR	1,000,000	2,140,000
Walsin Lihwa	7,280,100	2,096,169
		37,276,151
Thailand–2.90%
Bangkok Bank	717,191	3,728,029
PTT Exploration & Production	580,023	3,005,824
Siam Cement NVDR	800,000	7,936,609
		14,670,462
Turkey–2.30%
Alarko Gayrimenkul Yatirim Ortakligi	56,975	488,141
Alarko Holding	1,133,310	1,833,738
Torunlar Gayrimenkul Yatirim Ortakligi	595,651	1,254,501
†Turkcell lletisim Hizmetleri	414,125	1,950,891
Turkiye Is Bankasi Class C	549,037	964,092
Turkiye Sise ve Cam Fabrikalari	2,192,536	3,314,975
Yazicilar Holding Class A	347,478	1,836,011
		11,642,349
United Kingdom–0.98%
Anglo American ADR	104,315	1,928,367
=#†Etalon Group GDR 144A	398,800	1,874,360
@†Griffin Mining	1,846,472	1,110,789
†Mwana Africa	470,093	31,142
		4,944,658
United States–6.88%
Avon Products	1,000,000	17,470,000
†MEMC Electronic Materials	200,000	788,000
†Yahoo	1,024,300	16,521,959
		34,779,959
Total Common Stock
(cost $526,774,141)		461,701,633

PREFERRED STOCK–5.36%
Brazil–2.65%
Braskem Class A 6.39%	324,568	2,229,750
Vale Class A 7.26%	550,000	11,164,126
		13,393,876
Republic of Korea–1.38%
†CJ	31,500	529,868
Samsung Electronics 0.07%	11,195	6,441,290
		6,971,158
Russia–1.33%
=@AK Transneft 0.74%	4,387	6,756,770
		6,756,770
Total Preferred Stock
(cost $20,540,245)		27,121,804

PARTICIPATION NOTES–0.00%
=#@†Lehman Indian Oil CW 12 LEPO 144A	100,339	0
=#†Lehman Oil & Natural Gas
CW 12 LEPO 144A	146,971	0
Total Participation Notes
(cost $4,952,197)		0
Emerging Markets Series-7

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS–3.14%
Repurchase Agreements–3.14%
BNP Paribas 0.02%, dated 12/30/11,
to be repurchased on 1/3/12, repurchase
price $15,857,035 (collateralized by
U.S. government obligations
0.50%-4.00% 11/30/12-2/15/15,
market value $16,174,140)	$15,857,000	$15,857,000
Total Short-Term Investments
(cost $15,857,000)		15,857,000

Total Value of Securities
Before Securities Lending
Collateral–99.83% (cost $568,123,583)		504,680,437

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–5.06%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	297,311	287,143
Delaware Investments Collateral
Fund No. 1	25,317,062	25,317,062
@†Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral
(cost $26,109,141)		25,604,205

TOTAL VALUE OF SECURITIES–104.89% (cost $594,232,724)		530,284,642 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.16%)		(26,109,141)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.27%		1,358,763 «
NET ASSETS APPLICABLE TO 28,937,530 SHARES OUTSTANDING–100.00%		$505,534,264
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($160,142,556 / 9,147,015 Shares)		$17.51
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($345,391,708 / 19,790,515 Shares)		$17.45
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)		$568,758,834
Undistributed net investment income		3,668,522
Accumulated net realized loss on investments		(2,945,398)
Net unrealized depreciation of investments and foreign currencies		(63,947,694)
Total net assets		$505,534,264
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security Type/Country and Sector Allocations.”
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $30,798,745 which represented 6.09% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate value of Rule 144A securities was $11,888,263, which represented 2.35% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2011, the aggregate value of fair valued securities was $8,631,130, which represented 1.71% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $25,174,933 of securities loaned.
«	Includes foreign currency valued at $656,095 with a cost of $691,096.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
ICA – Ingenieros Civiles Asociados
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$15,460,387
Securities lending income	385,254
Interest	2,833
Foreign tax withheld	(1,275,951)
14,572,523

EXPENSES:
Management fees	7,243,405
Distribution expenses – Service Class	1,078,144
Custodian fees	349,200
Accounting and administration expenses	229,037
Dividend disbursing and transfer agent fees and expenses	66,511
Reports and statements to shareholders	65,080
Audit and tax	52,254
Legal fees	41,829
Trustees’ fees	31,416
Insurance fees	9,856
Consulting fees	5,943
Dues and services	4,784
Trustees’ expenses	2,092
Pricing fees	1,805
Registration fees	1,318
9,182,674
Less waiver of distribution expenses – Service Class	(179,691)
Less expense paid indirectly	(1)
Total operating expenses	9,002,982

NET INVESTMENT INCOME	5,569,541

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,304,039
Foreign currencies	149,366
Foreign currency exchange contracts	(267,406)
Net realized gain	11,185,999
Net change in unrealized appreciation (depreciation) on:
Investments	(140,045,445)
Foreign currencies	(753,276)
Net change in unrealized appreciation (depreciation)	(140,798,721)

NET REALIZED AND UNREALIZED LOSS	(129,612,722)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(124,043,181)

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,569,541	$8,896,240
Net realized gain	11,185,999	2,231,428
Net change in unrealized
appreciation (depreciation)	(140,798,721)	81,081,320
Net increase (decrease) in net assets
resulting from operations	(124,043,181)	92,208,988

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(4,451,474)	(1,830,573)
Service Class	(5,691,229)	(1,663,683)
	(10,142,703)	(3,494,256)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,421,850	48,209,411
Service Class	125,742,269	114,061,000
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,475,990	1,422,552
Service Class	5,691,229	1,663,683
	163,331,338	165,356,646
Cost of shares repurchased:
Standard Class	(87,991,145)	(67,126,476)
Service Class	(61,976,460)	(72,505,558)
	(149,967,605)	(139,632,034)
Increase in net assets derived
from capital share transactions	13,363,733	25,724,612

NET INCREASE (DECREASE)
IN NET ASSETS	(120,822,151)	114,439,344

NET ASSETS:
Beginning of year	626,356,415	511,917,071
End of year (including undistributed
net investment income of $3,668,522
and $8,308,936, respectively)	$505,534,264	$626,356,415

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$22.190	$18.870	$11.290	$27.840	$22.240

Income (loss) from investment operations:
Net investment income[1]	0.228	0.352	0.152	0.282	0.267
Net realized and unrealized gain (loss)	(4.526)	3.115	8.173	(12.865)	7.564
Total from investment operations	(4.298)	3.467	8.325	(12.583)	7.831

Less dividends and distributions from:
Net investment income	(0.382)	(0.147)	(0.181)	(0.355)	(0.419)
Net realized gain on investments	–	–	(0.564)	(3.612)	(1.812)
Total dividends and distributions	(0.382)	(0.147)	(0.745)	(3.967)	(2.231)

Net asset value, end of period	$17.510	$22.190	$18.870	$11.290	$27.840

Total return[2]	(19.78% )	18.49%	78.11%	(51.56% )	38.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,142	$266,238	$245,149	$159,025	$346,779
Ratio of expenses to average net assets	1.39%	1.40%	1.39%	1.41%	1.47%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.39%	1.40%	1.41%	1.41%	1.48%
Ratio of net investment income to average net assets	1.11%	1.84%	1.07%	1.48%	1.09%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.11%	1.84%	1.05%	1.48%	1.08%
Portfolio turnover	16%	21%	28%	42%	92%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$22.130	$18.830	$11.250	$27.750	$22.180

Income (loss) from investment operations:
Net investment income[1]	0.174	0.304	0.117	0.235	0.205
Net realized and unrealized gain (loss)	(4.520)	3.108	8.160	(12.829)	7.548
Total from investment operations	(4.346)	3.412	8.277	(12.594)	7.753

Less dividends and distributions from:
Net investment income	(0.334)	(0.112)	(0.133)	(0.294)	(0.371)
Net realized gain on investments	–	–	(0.564)	(3.612)	(1.812)
Total dividends and distributions	(0.334)	(0.112)	(0.697)	(3.906)	(2.183)

Net asset value, end of period	$17.450	$22.130	$18.830	$11.250	$27.750

Total return[2]	(20.00% )	18.21%	77.67%	(51.68% )	38.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345,392	$360,118	$266,768	$166,008	$313,510
Ratio of expenses to average net assets	1.64%	1.65%	1.64%	1.66%	1.72%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.69%	1.70%	1.71%	1.71%	1.78%
Ratio of net investment income to average net assets	0.86%	1.59%	0.82%	1.23%	0.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.81%	1.54%	0.75%	1.18%	0.78%
Portfolio turnover	16%	21%	28%	42%	92%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-11

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $28,820 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$538,294	$5,359	$73,220	$8,509
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $17,703 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$95,536,661
Sales	$99,499,221

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$595,961,012	$79,067,725	$(144,744,095)	$(65,676,370)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$456,188,047	$5,513,586	$–	$461,701,633
Other	20,365,034	6,756,770	–	27,121,804
Short-Term Investment	–	15,857,000	–	15,857,000
Securities Lending Collateral	–	25,604,205	–	25,604,205
Total	$476,553,081	$53,731,561	$–	$530,284,642

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/10	$1,101,286	$300,163	$–	$1,401,449
Transfers out of Level 3	(1,283,883)	–	–	(1,283,883)
Net change in unrealized appreciation (depreciation)	182,597	(300,163)	–	(117,566)
Balance as of 12/31/11	$–	$–	$–	$–

Net change in unrealized appreciation (depreciation)
from investments still held as of 12/31/11	$–	$(300,163)	$–	$(300,163)

During the year ended December 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,283,883 for the Series. The transfer was due to the Series’ pricing vendor being able to supply a matrix price with observable inputs for an investment that had been utilizing a broker quoted price. During the year ended December 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$10,142,703	$3,494,256

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$568,758,834
Undistributed ordinary income	4,959,156
Capital loss carryforwards	(2,210,358)
Post-October losses	(297,386)
Unrealized depreciation	(65,675,982)
Net assets	$505,534,264

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

Post-October losses represent losses realized on investment transactions from November 1, 2011 through December 31, 2011 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment of foreign capital gains taxes and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income	Loss	Capital
$(67,252)	$37,698	$29,554

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $11,286,681 was utilized in 2011. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $2,210,358 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	1,375,822	2,475,492
Service Class	6,213,107	5,884,817

Shares issued upon reinvestment of dividends and distributions:
Standard Class	151,328	73,860
Service Class	248,092	86,470
	7,988,349	8,520,639
Shares repurchased:
Standard Class	(4,379,757)	(3,542,661)
Service Class	(2,945,428)	(3,863,488)
	(7,325,185)	(7,406,149)
Net increase	663,164	1,114,490

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2011.

See the Statement of Operations on page 9 for the realized and unrealized gain or loss on derivatives.

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2011. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended December 31, 2011.

Liability Derivative Volume
Forward Foreign
Currency Contracts
(Average Cost)	$166,252

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $25,174,933, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $25,604,205. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

Emerging Markets Series-17

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	12%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The Series intends to pass through foreign tax credits in the maximum amount of $597,050. The gross foreign source income earned during the fiscal year 2011 by the Series was $15,039,459.

Emerging Markets Series-18

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Emerging Markets Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Emerging Markets Series-19

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Board Consideration of Delaware VIP Emerging Markets Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Emerging Markets Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the highest expenses of its Expense Group and the total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 waivers in place through April 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

Emerging Markets Series-20

Delaware VIP® Emerging Markets Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

Emerging Markets Series-21

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Emerging Markets Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

Emerging Markets Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPEM [12/11] DG3 17346 (2/12) (8435)	Emerging Markets Series-24

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	20

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP Smid Cap Growth Series Standard Class shares returned +8.13%, while Service Class shares returned +7.90% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 2500™ Growth Index, returned -1.57% for the same period.

     When the Series’ fiscal year began, investor sentiment generally seemed to brighten in response to several positive developments, which included higher levels of retail sales and consumer spending, the Federal Reserve’s renewed commitment to spur the economy by purchasing Treasury notes in the secondary market, and an uptick in gross domestic product growth (GDP). Additionally, the enactment of the U.S. government’s tax-cut package also appeared to remove some uncertainty from the markets.

     Beginning in the spring and summer months of 2011, however, many investors began responding to a pause in economic growth, as well as broad euro-zone fears related primarily to the increasing risk of a Greek debt restructuring and possible default. Major equity indices reflected the increased level of uncertainty, generally declining through most of May and much of June.

     Equity markets generally experienced significant volatility during the final months of the fiscal year. On the whole, however, the positive returns of October and December 2011 were much more significant than the negative month of November.

     Abiomed was a contributor to performance during the Series’ fiscal year. The company released impressive earnings during this period, and also benefited from the release of healthcare guidelines on cardiac procedures that should, in our opinion, lead to increased usage of the company’s heart pump device. This development could lead to broad device use in hospitals rather than the targeted niche in which the company currently has market share.

     Strayer Education was a significant detractor during the fiscal year. Investor concerns about the effect of future government regulation on the for-profit education market appeared to put downward pressure on stocks across this sector. At the close of the fiscal year, Strayer released an encouraging earnings report that demonstrated the company’s ability to deftly navigate through this difficult industry environment. We believe Strayer is positioned better than most companies in the industry, and should benefit disproportionately from an improving industry dynamic.

     As evidenced by the volatility and significant swings in the equity markets during the fiscal year, many investors are struggling with accurately predicting the pace of global economic recovery and many other external factors that threaten economic fundamentals (for example, the European sovereign debt crisis). While some fundamentals may still be trending in a positive direction (from a very low base during the global financial crisis in 2008–2009), we don’t believe we are entering into a typical post-recessionary boom cycle. Rather, we believe the lingering effects of the credit crisis could lead to moderate growth, at best, and an environment in which the quality of a company’s business model, competitive position, and management may be of utmost importance.

     Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Smid Cap Growth Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 12, 1991)	+8.13%	+28.93%	+7.56%	+7.34%	+9.36%
Service Class shares (commenced operations on May 1, 2000)	+7.90%	+28.65%	+7.31%	+7.10%	+3.10%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.14%, while total operating expenses for Standard Class and Service Class shares were 0.89% and 1.19%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Smid Cap Growth Series-2

Delaware VIP® Smid Cap Growth Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011		Starting value	Ending value
––	Delaware VIP Smid Cap Growth Series (Standard Class shares)	$10,000	$20,309
– –	Russell 2500 Growth Index (benchmark)	$10,000	$16,643

The chart shows a $10,000 investment in the Delaware VIP Smid Cap Growth Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the Russell 2500 Growth Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Smid Cap Growth Series-3

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class Shares	$1,000.00	$914.80	0.82%	$3.96
Service Class Shares	1,000.00	913.80	1.07%	5.16
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.07	0.82%	$4.18
Service Class Shares	1,000.00	1,019.81	1.07%	5.45

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	97.22%
Consumer Discretionary	21.67%
Consumer Staples	4.13%
Energy	5.21%
Financial Services	15.89%
Healthcare	13.91%
Producer Durables	9.22%
Technology	22.75%
Utilities	4.44%
Short-Term Investments	2.96%
Securities Lending Collateral	20.35%
Total Value of Securities	120.53%
Obligation to Return Securities Lending Collateral	(20.46%)
Other Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
SBA Communications Class A	5.36%
Core Laboratories	5.20%
Weight Watchers International	5.02%
Techne	4.75%
j2 Global Communications	4.44%
Affiliated Managers Group	4.43%
Peet’s Coffee & Tea	4.13%
Strayer Education	4.07%
IntercontinentalExchange	4.01%
VeriSign	3.93%

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
December 31, 2011

	Number of
	Shares	Value
COMMON STOCK–97.22%
Consumer Discretionary–21.67%
*†DineEquity	383,383	$16,182,596
Gentex	405,400	11,995,786
†Interval Leisure Group	551,200	7,501,832
*†ITT Educational Services	171,949	9,782,179
*†K12	795,422	14,269,871
*Strayer Education	198,631	19,304,947
*Weight Watchers International	433,500	23,846,835
		102,884,046
Consumer Staples–4.13%
*†Peet’s Coffee & Tea	312,900	19,612,572
		19,612,572
Energy–5.21%
*Core Laboratories	216,872	24,712,564
		24,712,564
Financial Services–15.89%
†Affiliated Managers Group	219,000	21,013,050
Heartland Payment Systems	711,724	17,337,597
†IntercontinentalExchange	158,000	19,046,900
†MSCI Class A	548,400	18,058,812
		75,456,359
Healthcare–13.91%
†ABIOMED	634,700	11,722,909
*†athenahealth	268,900	13,208,368
Perrigo	190,654	18,550,634
Techne	330,600	22,566,756
		66,048,667
Producer Durables–9.22%
Expeditors International of Washington	370,800	15,187,968
Graco	452,600	18,506,814
*Ritchie Bros Auctioneers	456,800	10,086,144
		43,780,926
Technology–22.75%
*Blackbaud	653,114	18,091,258
†Polycom	794,122	12,944,189
†SBA Communications Class A	592,100	25,436,616
†Teradata	333,600	16,182,936
†VeriFone	471,300	16,740,576
*VeriSign	521,770	18,637,624
		108,033,199
Utilities–4.44%
*j2 Global Communications	749,489	21,090,620
		21,090,620
Total Common Stock
(cost $369,212,090)		461,618,953

	Principal
	Amount
SHORT-TERM INVESTMENTS–2.96%
≠Discount Note–0.71%
Fannie Mae 0.01% 3/7/12	$1,884,549	1,884,516
Federal Home Loan Bank 0.02% 3/21/12	1,477,765	1,477,732
		3,362,248
Repurchase Agreement–1.85%
BNP Paribas 0.02%, dated 12/30/11,
to be repurchased on 1/3/12, repurchase
price $8,802,020 (collateralized by
U.S. government obligations 0.50%-4.00%
11/30/12-2/15/15; market value $8,978,040)	8,802,000	8,802,000
		8,802,000
≠U.S. Treasury Obligation–0.40%
U.S. Treasury Bill 0.001% 2/23/12	1,884,549	1,884,515
		1,884,515
Total Short-Term Investments
(cost $14,048,760)		14,048,763

Total Value of Securities Before
Securities Lending Collateral–100.18%
(cost $383,260,850)		475,667,716

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–20.35%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	373,493	360,720
Delaware Investments Collateral Fund No.1	96,242,040	96,242,040
@†Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral
(cost $97,133,516)		96,602,760

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–120.53% (cost $480,394,366)	$572,270,476 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(20.46%)	(97,133,516)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(347,346)
NET ASSETS APPLICABLE TO 20,651,448 SHARES OUTSTANDING–100.00%	$474,789,614
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES STANDARD CLASS ($323,798,235 / 13,960,862 Shares)	$23.19
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS ($150,991,379 / 6,690,586 Shares)	$22.57
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$352,655,185
Undistributed net investment income	827,216
Accumulated net realized gain on investments	29,431,103
Net unrealized appreciation of investments	91,876,110
Total net assets	$474,789,614
____________________

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
©	Includes $93,949,079 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$4,903,236
Securities lending income	367,808
Interest	6,992
Foreign tax withheld	(61,211)
5,216,825

EXPENSES:
Management fees	3,628,447
Distribution expenses – Service Class	420,254
Accounting and administration expenses	190,288
Reports and statements to shareholders	53,424
Dividend disbursing and transfer agent fees and expenses	50,734
Legal fees	31,847
Audit and tax	29,435
Trustees’ fees	25,504
Custodian fees	8,350
Insurance fees	7,591
Consulting fees	6,064
Dues and services	4,038
Trustees’ expenses	1,936
Registration fees	1,430
Pricing fees	309
4,459,651
Less waiver of distribution expenses – Service Class	(70,042)
Less expense paid indirectly	(1)
Total operating expenses	4,389,608

NET INVESTMENT INCOME	827,217

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	29,500,255
Net change in unrealized appreciation (depreciation)
of investments	3,386,839

NET REALIZED AND UNREALIZED GAIN	32,887,094

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$33,714,311

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$827,217	$4,392,586
Net realized gain	29,500,255	18,382,063
Net change in unrealized
appreciation (depreciation)	3,386,839	35,274,311
Net increase in net assets resulting
from operations	33,714,311	58,048,960

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,368,877)	–
Service Class	(1,045,322)	–
Net realized gain on investments:
Standard Class	(9,641,959)	–
Service Class	(3,772,248)	–
	(17,828,406)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	32,287,259	10,696,082
Service Class	84,164,095	8,780,705
Net assets from merger*:
Standard Class	–	264,882,266
Service Class	–	94,361,471
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	13,010,836	–
Service Class	4,817,570	–
	134,279,760	378,720,524
Cost of shares repurchased:
Standard Class	(58,865,414)	(14,048,646)
Service Class	(57,659,967)	(9,732,194)
	(116,525,381)	(23,780,840)
Increase in net assets derived from capital
share transactions	17,754,379	354,939,684

NET INCREASE IN NET ASSETS	33,640,284	412,988,644

NET ASSETS:
Beginning of year	441,149,330	28,160,686
End of year (including undistributed net
investment income of $805,604 and
$4,392,586, respectively)	$474,789,614	$441,149,330
____________________

*See note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Standard Class
	Year Ended
	12/31/11	12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$22.220	$16.300		$11.210		$21.360	$18.910

Income (loss) from investment operations:
Net investment income (loss)[1]	0.058	0.786		(0.023)		(0.047)	(0.050)
Net realized and unrealized gain (loss)	1.808	5.134		5.113		(7.975)	2.500
Total from investment operations	1.866	5.920		5.090		(8.022)	2.450

Less dividends and distributions from:
Net investment income	(0.232)	–		–		–	–
Net realized gain on investments	(0.664)	–		–		(2.128)	–
Total dividends and distributions	(0.896)	–		–		(2.128)	–

Net asset value, end of period	$23.190	$22.220		$16.300		$11.210	$21.360

Total return[2]	8.13%	36.32%		45.41%		(40.55% )	12.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$323,798	$324,450		$20,208		$15,173	$31,945
Ratio of expenses to average net assets	0.83% [3]	0.89%	[3]	1.07%		0.97%	0.90%
Ratio of net investment income (loss) to average net assets	0.24% [3]	3.87%	[3]	(0.18%	)	(0.29% )	(0.24%	)
Portfolio turnover	19%	37%		95%		101%	91%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
3The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Service Class
	Year Ended
	12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$21.650		$15.920		$10.970		$21.010	$18.640

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.002)		0.715		(0.056)		(0.087)	(0.101)
Net realized and unrealized gain (loss)	1.770		5.015		5.006		(7.825)	2.471
Total from investment operations	1.768		5.730		4.950		(7.912)	2.370

Less dividends and distributions from:
Net investment income	(0.184)		–		–		–	–
Net realized gain on investments	(0.664)		–		–		(2.128)	–
Total dividends and distributions	(0.848)		–		–		(2.128)	–

Net asset value, end of period	$22.570		$21.650		$15.920		$10.970	$21.010

Total return[2]	7.90%		35.99%		45.12%		(40.71% )	12.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,991		$116,699		$7,953		$6,102	$12,072
Ratio of expenses to average net assets	1.08%	[3]	1.14%	[3]	1.32%		1.22%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.13%		1.19%		1.37%		1.27%	1.20%
Ratio of net investment income (loss) to average net assets	(0.01%	)[3]	3.62%	[3]	(0.43%	)	(0.54% )	(0.49%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.06%	)	3.57%		(0.48%	)	(0.59% )	(0.54%	)
Portfolio turnover	19%		37%		95%		101%	91%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

3The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-10

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are generally valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $474 for the year ended December 31, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $23,943 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$304,701	$5,053	$31,938	$7,084
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $13,326 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$99,888,979
Sales	88,067,893

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$480,462,626	$113,176,359	$(21,368,509)	$91,807,850

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$461,618,953	$–	$–	$461,618,953
Short-Term Investments	–	14,048,763	–	14,048,763
Securities Lending Collateral	–	96,602,760	–	96,602,760
Total	$461,618,953	$110,651,523	$–	$572,270,476

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended December 31, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended
12/31/11
Ordinary income	$14,717,280
Long-term capital gain	3,111,126
$17,828,406

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$352,655,185
Undistributed ordinary income	8,376,815
Undistributed long-term capital gains	21,949,764
Unrealized appreciation	91,807,850
Net assets	$474,789,614

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Smid Cap Growth Series-13

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and non-deductible merger costs. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income	Gain	Capital
$21,612	$(3,347)	$(18,265)

6. Capital Shares

Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	1,325,622	518,002
Service Class	3,546,423	425,481

Shares from merger:
Standard Class	–	13,559,369
Service Class	–	4,956,220

Shares issued upon reinvestment of dividends and distributions:
Standard Class	523,786	–
Service Class	198,991	–
	5,594,822	19,459,072
Shares repurchased:
Standard Class	(2,493,024)	(712,414)
Service Class	(2,445,393)	(490,708)
	(4,938,417)	(1,203,122)
Net increase	656,405	18,255,950

7. Fund Merger
On October 8, 2010, the Series acquired all of the assets of the Delaware VIP Trend Series (Acquired Series), an open-end investment company, in exchange for the shares of the Series (Acquiring Series) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Series received shares of the respective class of the Acquiring Series equal to the aggregate net asset value of their share in the Acquired Series prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Series	Series
	Shares	Shares	Value
Standard Class	13,559,369	8,886,656	$264,882,266
Service Class	4,956,220	3,255,924	94,361,471

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Series’ basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Series as of the close of business on October 8, 2010, were as follows:

Net assets	$359,243,737
Accumulated net realized loss	(49,183)
Net unrealized appreciation	46,909,742

The net assets of the Acquiring Series before the acquisition were $30,327,573. The net assets of the Acquiring Series immediately following the acquisition were $389,571,310.

Smid Cap Growth Series-14

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

7. Fund Merger (continued)
Assuming that the acquisition had been completed on January 1, 2010, the beginning of the Acquiring Series’ reporting period, the Acquiring Series’ pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income	$4,033,269
Net realized gain on investments	94,727,415
Change in unrealized appreciation	21,658,075
Net increase in net assets resulting from operations	120,418,759

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Series’ Statement of Operations since October 8, 2010.

8. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $93,949,079, for which cash collateral was received and invested in accordance with the lending agreement. At December 31, 2011, the value of invested collateral was $96,602,760. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

Smid Cap Growth Series-15

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Effective as of the close of business on February 24, 2012, the Series will be closed to new investors. See the supplement to the Series’ prospectus, dated February 9, 2012 and the amended and restated summary prospectus, if available, for additional information. Management has determined that no other material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
17%	83%	100%	35%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Smid Cap Growth Series-16

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Smid Cap Growth Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Smid Cap Growth Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Smid Cap Growth Series-17

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Other Series Information

Board Consideration of Delaware VIP Smid Cap Growth Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Smid Cap Growth Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the ten-year period was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second lowest expenses of its Expense Group and the total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Series’ management fee, but noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 waivers in place through April 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

Smid Cap Growth Series-18

Delaware VIP® Smid Cap Growth Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

Smid Cap Growth Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Smid Cap Growth Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

Smid Cap Growth Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPSCG [12/11] DG3 17352 (2/12) (8435)	Smid Cap Growth Series-22

Delaware VIP® Trust
Delaware VIP High Yield Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation	5

> Statement of net assets	6

> Statement of operations	10

> Statements of changes in net assets	10

> Financial highlights	11

> Notes to financial statements	13

> Report of independent registered public accounting firm	19

> Other Series information	20

> Board of trustees/directors and officers addendum	22

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP High Yield Series Standard Class shares returned +2.38% and Service Class shares returned +2.33% (both figures assume reinvestment of all income distributions). For the same period, the Series’ benchmark, the BofA Merrill Lynch U.S. High Yield Constrained Index, returned +4.37%.

     The first half of the Series’ fiscal year saw a surprisingly strong high yield bond market in the face of sluggish macroeconomic numbers, persistent sovereign debt concerns in Europe, tighter policy initiatives in China, the earthquake-related nuclear crisis in Japan, and a sharp rise in U.S. Treasury yields. Throughout the six months, investor demand for yield gave the market a steady bid for high yield bonds.

     Bonds regarded as having lower quality based on their ratings generally outperformed higher-quality bonds during the first half of the fiscal year. This trend was generally true across industries as well. For example, the strongest-performing industries during the first half of the fiscal year were broadcasting, financials, and energy, which are usually categorized as lower-credit quality industries. Automotive, retail, and healthcare were the worst-performing sectors during the year, and they are usually categorized as higher-quality sectors of the high yield market.

     Demand for lower-rated credits softened during the second half of the Series’ fiscal year as the debt difficulties in Europe became protracted, and uncertainty over Chinese policy issues lingered. The downgrading of U.S. government debt by Standard & Poor’s further weakened demand, with fund flows turning negative in August. We attribute this weakening to an increased level of risk aversion among investors.

     Reversing the trend recorded earlier in the year, the best-performing industries in the second half of the fiscal year included energy and healthcare (which are usually categorized as higher-credit-quality industries, and are typically more defensive during downturns), while metals and mining, housing, and diversified media were the worst-performing sectors for the Series’ fiscal year (they are usually categorized as some of the more cyclical sectors in the high yield bond market).

     We maintained an overweight allocation to lower-credit-quality bonds such as CCC- and B-rated credits for the entire fiscal year. This aided returns during the first half of the fiscal year, though the emphasis on higher-quality (less distressed) securities within the lower-credit-quality spectrum slightly muted the positive effect. CCC- and B-rated issues hindered performance during the second half of the fiscal year, but the relative higher quality of the issues once again diminished the negative effect.

     Our outlook for most of the industries and companies that we follow is still optimistic based on what we view as improving fundamentals, improving liquidity, and still-attractive valuations. Much depends on continued economic improvement and access to new funds for high yield bond issuers. Currently, it appears that financing is only available to companies in the upper tiers of the credit-quality spectrum, due primarily, in our opinion, to the volatility and risk aversion caused by the European sovereign debt crisis.

     While we believe default expectations will stay low, we remain cautious about the global growth picture. The bottom line is that we are currently embracing risk while remaining cognizant of credit-quality considerations. Currently, we view the most attractive part of the high yield bond market to be in medium- to lower-quality B-rated bonds as well as in higher-quality CCC-rated bonds. We think it is prudent to be selective in the most distressed part of the high yield bond market, represented by CCC-rated bonds. We continue to favor high yield bonds over leveraged loans given the valuation gap that currently exists.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP High Yield Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+2.38%	+20.71%	+6.51%	+9.11%	+6.94%
Service Class shares (commenced operations on May 1, 2000)	+2.33%	+20.46%	+6.26%	+8.88%	+6.15%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.01%, while total operating expenses for Standard Class and Service Class shares were 0.76% and 1.06%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

High Yield Series-2

Delaware VIP® High Yield Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011	Starting value	Ending value
–– Delaware VIP High Yield Series (Standard Class shares)	$10,000	$23,919
– – BofA Merrill Lynch U.S. High Yield Constrained Index	$10,000	$23,133

The chart shows a $10,000 investment in the Delaware VIP High Yield Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the BofA Merrill Lynch U.S. High Yield Constrained Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The BofA Merrill Lynch U.S. High Yield Constrained Index, formerly the Merrill Lynch U.S. High Yield Master II Constrained Index, tracks the performance of U.S. dollar–denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

High Yield Series-3

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$975.90	0.73%	$3.64
Service Class	1,000.00	975.90	0.98%	4.88
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.53	0.73%	$3.72
Service Class	1,000.00	1,020.27	0.98%	4.99

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

High Yield Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Type/Sector Allocation
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Convertible Bonds	0.27%
Corporate Bonds	91.88%
Automobiles	4.14%
Banking	3.18%
Basic Industry	11.64%
Capital Goods	5.67%
Consumer Cyclical	4.87%
Consumer Non-Cyclical	3.86%
Energy	12.41%
Financials	2.50%
Healthcare	5.54%
Insurance	3.19%
Media	7.53%
Services	11.68%
Technology	5.86%
Telecommunications	7.55%
Utilities	2.26%
Senior Secured Loans	3.25%
Common Stock	0.47%
Preferred Stock	1.65%
Warrant	0.00%
Repurchase Agreement	0.81%
Securities Lending Collateral	7.83%
Total Value of Securities	106.16%
Obligation to Return Securities Lending Collateral	(7.95%)
Receivables and Other Assets Net of Other Liabilities	1.79%
Total Net Assets	100.00%

High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
December 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–0.27%
MGM Resorts International 4.25% exercise
price $18.58, expiration date 4/10/15	$1,070,000	$1,017,838
Mirant (Escrow) 2.50% exercise price $67.95,
expiration date 6/15/21	785,000	0
Total Convertible Bonds
(cost $992,425)		1,017,838

CORPORATE BONDS–91.88%
Automobiles–4.14%
*American Axle & Manufacturing
7.75% 11/15/19	1,160,000	1,142,600
7.875% 3/1/17	2,239,000	2,227,805
#Chrysler Group 144A 8.25% 6/15/21	5,550,000	5,078,250
Dana Holding 6.75% 2/15/21	940,000	968,200
Ford Motor Credit 12.00% 5/15/15	1,725,000	2,126,045
#International Automotive Components Group
144A 9.125% 6/1/18	1,560,000	1,404,000
#Jaguar Land Rover 144A 8.125% 5/15/21	2,310,000	2,182,950
Meritor 10.625% 3/15/18	800,000	756,000
		15,885,850
Banking–3.18%
BAC Capital Trust VI 5.625% 3/8/35	3,930,000	3,265,677
•Fifth Third Capital Trust IV 6.50% 4/15/37	2,920,000	2,876,200
•#HBOS Capital Funding 144A 6.071% 6/29/49	4,434,000	2,793,420
•Regions Financing Trust ll 6.625% 5/15/47	3,955,000	3,282,650
		12,217,947
Basic Industry–11.64%
*AK Steel 7.625% 5/15/20	2,085,000	1,970,325
#Algoma Acquisition 144A 9.875% 6/15/15	3,010,000	2,603,649
#APERAM 144A 7.75% 4/1/18	1,735,000	1,448,725
*Associated Materials 9.125% 11/1/17	230,000	201,825
*#Cemex Espana Luxembourg 144A
9.25% 5/12/20	4,510,000	3,483,974
#FMG Resources August 2006 144A
7.00% 11/1/15	810,000	822,150
Headwaters 7.625% 4/1/19	2,345,000	2,087,050
*#Ineos Group Holdings 144A 8.50% 2/15/16	1,540,000	1,232,000
Interface 7.625% 12/1/18	1,720,000	1,827,500
#International Wire Group Holdings 144A
9.75% 4/15/15	1,922,000	1,960,940
James River Coal 7.875% 4/1/19	2,040,000	1,550,400
#JMC Steel Group 144A 8.25% 3/15/18	2,350,000	2,303,000
#Kinove German Bondco 144A 9.625% 6/15/18	1,960,000	1,871,800
#Longview Fibre Paper & Packaging 144A
8.00% 6/1/16	2,300,000	2,311,500
#LyondellBasell Industries 144A 6.00% 11/15/21	1,085,000	1,131,113
#MacDermid 144A 9.50% 4/15/17	445,000	445,000
#Masonite International 144A 8.25% 4/15/21	2,195,000	2,162,075
#Millar Western Forest Products 144A
8.50% 4/1/21	1,535,000	1,174,275
Momentive Performance Materials
9.00% 1/15/21	1,324,000	1,012,860
#Murray Energy 144A 10.25% 10/15/15	2,243,000	2,237,393
Norcraft Finance 10.50% 12/15/15	2,523,000	2,365,313
#Nortek 144A 8.50% 4/15/21	2,400,000	2,040,000
*Ply Gem Industries 13.125% 7/15/14	2,153,000	1,916,170
Polypore International 7.50% 11/15/17	2,395,000	2,490,800
=@PT Holdings 12.431% 8/27/12	583,258	265,382
Ryerson
• 7.804% 11/1/14	898,000	830,650
12.00% 11/1/15	948,000	962,220
		44,708,089
Capital Goods–5.67%
Berry Plastics
9.75% 1/15/21	1,475,000	1,478,688
* 10.25% 3/1/16	1,200,000	1,164,000
#DAE Aviation Holdings 144A 11.25% 8/1/15	555,000	579,975
Kratos Defense & Security Solutions
10.00% 6/1/17	2,015,000	2,075,450
Manitowoc 9.50% 2/15/18	2,126,000	2,274,820
*Mueller Water Products 7.375% 6/1/17	2,415,000	2,209,725
Pregis 12.375% 10/15/13	2,336,000	2,242,560
#Reynolds Group Issuer 144A
8.25% 2/15/21	385,000	342,650
9.00% 4/15/19	3,490,000	3,332,950
9.875% 8/15/19	3,140,000	3,061,500
#Sealed Air 144A
8.125% 9/15/19	445,000	489,500
8.375% 9/15/21	625,000	693,750
TriMas 9.75% 12/15/17	1,671,000	1,821,390
		21,766,958
Consumer Cyclical–4.87%
Brown Shoe 7.125% 5/15/19	1,815,000	1,728,788
Burlington Coat Factory Warehouse
10.00% 2/15/19	2,000,000	1,965,000
*CKE Restaurants 11.375% 7/15/18	1,876,000	2,054,220
Dave & Buster’s 11.00% 6/1/18	2,555,000	2,606,100
DineEquity 9.50% 10/30/18	2,700,000	2,912,624
Express 8.75% 3/1/18	1,385,000	1,506,188
#Icon Health & Fitness 144A 11.875% 10/15/16	740,000	604,950
Michaels Stores
11.375% 11/1/16	664,000	707,094
* 13.00% 11/1/16	1,280,000	1,369,472
Rite Aid 8.625% 3/1/15	980,000	950,600
Tops Holdings 10.125% 10/15/15	1,907,000	2,002,350
*Yankee Candle 8.50% 2/15/15	304,000	308,560
		18,715,946
Consumer Non-Cyclical–3.86%
Alere 9.00% 5/15/16	380,000	385,700
#Armored Autogroup 144A 9.25% 11/1/18	2,425,000	1,885,438
*Dean Foods 7.00% 6/1/16	1,478,000	1,466,915
Del Monte 7.625% 2/15/19	2,415,000	2,330,475
*NBTY 9.00% 10/1/18	3,010,000	3,326,049
*Pinnacle Foods Finance 10.625% 4/1/17	1,800,000	1,899,000
*Visant 10.00% 10/1/17	1,355,000	1,246,600
#Viskase 144A 9.875% 1/15/18	2,245,000	2,284,288
		14,824,465

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy–12.41%
American Petroleum Tankers Parent
10.25% 5/1/15	$1,900,000	$1,947,500
Antero Resources Finance 9.375% 12/1/17	2,043,000	2,216,655
#Calumet Specialty Products Partners 144A
9.375% 5/1/19	3,055,000	2,977,174
Chaparral Energy 8.25% 9/1/21	3,410,000	3,469,674
*Chesapeake Energy 6.625% 8/15/20	1,522,000	1,639,955
Comstock Resources 7.75% 4/1/19	2,300,000	2,196,500
Copano Energy 7.75% 6/1/18	1,907,000	1,992,815
Crosstex Energy 8.875% 2/15/18	1,717,000	1,884,408
Frontier Oil 6.875% 11/15/18	1,725,000	1,776,750
#Hercules Offshore 144A 10.50% 10/15/17	2,007,000	1,961,843
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,388,650
#Kodiak Oil & Gas 144A 8.125% 12/1/19	1,855,000	1,924,563
#Laredo Petroleum 144A 9.50% 2/15/19	565,000	601,725
Linn Energy 8.625% 4/15/20	2,157,000	2,351,130
*#NFR Energy 144A 9.75% 2/15/17	2,787,000	2,522,235
Oasis Petroleum 7.25% 2/1/19	1,875,000	1,950,000
Offshore Group Investments 11.50% 8/1/15	1,825,000	1,982,406
PetroHawk Energy 7.25% 8/15/18	2,250,000	2,542,499
Petroleum Development 12.00% 2/15/18	1,940,000	2,114,600
Pioneer Drilling
9.875% 3/15/18	1,020,000	1,071,000
# 144A 9.875% 3/15/18	1,465,000	1,538,250
Quicksilver Resources 9.125% 8/15/19	1,850,000	1,970,250
SandRidge Energy
7.50% 3/15/21	1,075,000	1,072,313
8.75% 1/15/20	1,513,000	1,569,738
		47,662,633
Financials–2.50%
E Trade Financial 12.50% 11/30/17	1,822,000	2,067,970
•#ILFC E-Capital Trust I 144A
4.34% 12/21/65	1,610,000	957,918
6.25% 12/21/65	4,314,000	2,933,520
Nuveen Investments 10.50% 11/15/15	3,669,000	3,659,827
		9,619,235
Healthcare–5.54%
Accellent 10.00% 11/1/17	1,370,000	1,116,550
#AMGH Merger Sub 144A 9.25% 11/1/18	2,175,000	2,251,125
Biomet 11.625% 10/15/17	2,355,000	2,566,949
Community Health Systems
* 8.875% 7/15/15	1,277,000	1,321,695
# 144A 8.00% 11/15/19	985,000	997,313
HCA 7.50% 2/15/22	500,000	512,500
HealthSouth 7.75% 9/15/22	460,000	454,825
#Immucor 144A 11.125% 8/15/19	1,815,000	1,887,600
#inVentiv Health 144A 10.00% 8/15/18	1,960,000	1,803,200
#Kinetic Concepts 144A 10.50% 11/1/18	600,000	589,500
Lantheus Medical Imaging 9.75% 5/15/17	2,855,000	2,276,862
#Multiplan 144A 9.875% 9/1/18	625,000	653,125
Radiation Therapy Services 9.875% 4/15/17	2,335,000	1,757,088
Radnet Management 10.375% 4/1/18	1,050,000	929,250
#STHI Holding 144A 8.00% 3/15/18	2,085,000	2,152,763
		21,270,345
Insurance–3.19%
•American International Group 8.175% 5/15/58	3,210,000	2,889,000
•ING Groep 5.775% 12/29/49	5,390,000	4,312,000
•#Liberty Mutual Group 144A 7.00% 3/15/37	2,674,000	2,272,900
•XL Group 6.50% 12/31/49	3,493,000	2,768,203
		12,242,103
Media–7.53%
Affinion Group 7.875% 12/15/18	3,040,000	2,584,000
#AMC Networks 144A 7.75% 7/15/21	2,225,000	2,430,813
*#American Media 144A 11.50% 12/15/17	1,110,000	1,018,425
*Cablevision Systems 8.00% 4/15/20	1,437,000	1,548,368
CCO Holdings
7.00% 1/15/19	190,000	199,025
8.125% 4/30/20	1,878,000	2,065,800
Clear Channel Communications 9.00% 3/1/21	2,370,000	2,008,575
DISH DBS 7.875% 9/1/19	1,700,000	1,929,500
Entravision Communications 8.75% 8/1/17	1,310,000	1,290,350
MDC Partners
11.00% 11/1/16	2,097,000	2,254,275
# 144A 11.00% 11/1/16	825,000	878,625
Nexstar Broadcasting 8.875% 4/15/17	2,017,000	2,077,510
*#ONO Finance II 144A 10.875% 7/15/19	3,050,000	2,729,749
#UPC Holding 144A 9.875% 4/15/18	1,865,000	1,997,881
Virgin Media Finance 8.375% 10/15/19	1,157,000	1,275,593
WMG Acquisition 9.50% 6/15/16	1,350,000	1,471,500
#XM Satellite Radio 144A 7.625% 11/1/18	1,115,000	1,176,325
		28,936,314
Services–11.68%
*#ARAMARK Holdings PIK 144A
8.625% 5/1/16	1,860,000	1,925,100
Beazer Homes USA
9.125% 6/15/18	1,030,000	713,275
9.125% 5/15/19	2,450,000	1,684,375
Cardtronics 8.25% 9/1/18	955,000	1,043,338
Casella Waste Systems 7.75% 2/15/19	2,525,000	2,480,812
*#Delta Air Lines 144A 12.25% 3/15/15	1,936,000	2,032,800
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,214,713
Harrah’s Operating 10.00% 12/15/18	5,070,000	3,498,299
Iron Mountain 8.375% 8/15/21	210,000	224,700
Kansas City Southern de Mexico
6.125% 6/15/21	365,000	378,688
8.00% 2/1/18	1,803,000	1,992,315
M/I Homes 8.625% 11/15/18	3,630,000	3,230,699
*Marina District Finance 9.875% 8/15/18	665,000	610,138
MGM Resorts International 11.375% 3/1/18	3,711,000	4,100,654
Peninsula Gaming 10.75% 8/15/17	2,015,000	2,120,788
PHH 9.25% 3/1/16	2,065,000	1,972,075
*Pinnacle Entertainment 8.75% 5/15/20	2,525,000	2,487,124
RSC Equipment Rental
8.25% 2/1/21	1,625,000	1,653,438
10.25% 11/15/19	269,000	294,555
#Seven Seas Cruises 144A 9.125% 5/15/19	2,750,000	2,825,624
Standard Pacific
8.375% 5/15/18	1,493,000	1,425,815
10.75% 9/15/16	512,000	540,160
High Yield Series-7

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services (continued)
Swift Services Holdings 10.00% 11/15/18	$1,085,000	$1,147,388
*#Swift Transportation 144A 12.50% 5/15/17	775,000	837,000
#United Air Lines 144A 9.875% 8/1/13	1,131,000	1,162,103
West 7.875% 1/15/19	2,265,000	2,259,338
		44,855,314
Technology–5.86%
Advanced Micro Devices 7.75% 8/1/20	2,145,000	2,214,713
Aspect Software 10.625% 5/15/17	2,090,000	2,178,825
Avaya
# 144A 7.00% 4/1/19	1,070,000	1,043,250
PIK 10.125% 11/1/15	1,590,000	1,438,950
CDW 12.535% 10/12/17	1,850,000	1,868,500
First Data
* 9.875% 9/24/15	3,000	2,835
10.55% 9/24/15	2,700,000	2,588,624
* 11.25% 3/31/16	2,875,000	2,400,625
GXS Worldwide 9.75% 6/15/15	2,037,000	1,894,410
#iGate 144A 9.00% 5/1/16	2,305,000	2,391,438
MagnaChip Semiconductor 0.50% 4/15/18	1,530,000	1,598,850
#Seagate HDD Cayman 144A 7.75% 12/15/18	2,335,000	2,495,531
#Telcordia Technologies 144A 11.00% 5/1/18	321,000	409,275
		22,525,826
Telecommunications–7.55%
#Clearwire Communications 144A
12.00% 12/1/15	3,590,000	3,455,374
#Columbus International 144A
11.50% 11/20/14	2,547,000	2,706,187
Cricket Communications
7.75% 5/15/16	1,112,000	1,153,700
7.75% 10/15/20	1,235,000	1,083,713
#Digicel Group 144A
8.875% 1/15/15	625,000	618,750
10.50% 4/15/18	1,800,000	1,827,000
#EH Holding 144A 7.625% 6/15/21	1,845,000	1,946,475
#Integra Telecom Holdings 144A
10.75% 4/15/16	1,700,000	1,394,000
Intelsat Bermuda 11.25% 2/4/17	1,010,000	979,700
#Intelsat Jackson Holdings 144A 7.50% 4/1/21	1,700,000	1,723,375
Level 3 Financing 10.00% 2/1/18	1,709,000	1,820,085
NII Capital
7.625% 4/1/21	430,000	428,925
8.875% 12/15/19	653,000	690,548
Satmex Escrow 9.50% 5/15/17	1,130,000	1,163,900
Sprint Capital 8.75% 3/15/32	3,176,000	2,584,470
Sprint Nextel 8.375% 8/15/17	1,775,000	1,599,719
Telesat Canada 12.50% 11/1/17	1,879,000	2,109,178
#Wind Acquisition Finance 144A
11.75% 7/15/17	1,890,000	1,701,000
		28,986,099
Utilities–2.26%
#Calpine 144A
7.50% 2/15/21	1,250,000	1,343,750
7.875% 1/15/23	840,000	907,200
Elwood Energy 8.159% 7/5/26	1,275,294	1,252,977
*GenOn Americas Generation 8.50% 10/1/21	2,510,000	2,353,125
*GenOn Energy
9.50% 10/15/18	930,000	946,275
9.875% 10/15/20	885,000	902,700
#NRG Energy 144A 7.875% 5/15/21	975,000	955,500
		8,661,527
Total Corporate Bonds
(cost $361,552,893)		352,878,651

«SENIOR SECURED LOANS–3.25%
Brock Holdings III 10.00% 2/15/18	755,000	696,488
Clear Channel Communication Tranche B
3.889% 1/29/16	2,450,000	1,819,897
Dynegy Power 9.25% 7/11/16	1,960,088	1,991,390
PQ 6.74% 7/30/15	2,524,000	2,244,783
Samson Investment 8.00% 11/22/12	1,960,000	1,960,000
Texas Competitive Electric Holdings
3.76% 10/10/14	5,390,000	3,778,712
Total Senior Secured Loans
(cost $13,063,107)		12,491,270

	Number of
	Shares
COMMON STOCK–0.47%
†Alliance HealthCare Service	97,751	123,166
=†∏Avado Brands	1,813	0
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	19,510	834,248
†Flextronics International	55,400	313,564
†GenOn Energy	2,117	5,525
†GeoEye	7,260	161,317
*†Mobile Mini	21,377	373,029
=∏†PT Holdings	1,905	19
Total Common Stock
(cost $3,251,013)		1,810,868

PREFERRED STOCK–1.65%
Ally Financial
•∏ 8.50%	75,000	1,379,250
# 144A 7.00%	5,850	4,193,902
•GMAC Capital Trust I 8.125%	40,000	773,600
=†Port Townsend	381	0
Total Preferred Stock
(cost $7,305,290)		6,346,752

WARRANT–0.00%
=∏@PT Holdings	381	4
Total Warrant (cost $9,144)		4

High Yield Series-8

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
REPURCHASE AGREEMENT–0.81%
BNP Paribas 0.02%, dated 12/30/11,
to be repurchased on 1/3/12, repurchase
price $3,126,007 (collateralized by
U.S. government obligations
0.50%-4.00% 11/30/12-2/15/15;
market value $3,188,520)	$3,126,000	$3,126,000
Total Repurchase Agreement
(cost $3,126,000)		3,126,000

Total Value of Securities Before Securities
Lending Collateral**–98.33%
(cost $389,299,872)		377,671,383

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–7.83%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	256,309	247,544
Delaware Investments Collateral Fund No.1	29,806,359	29,806,359
@†Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral
(cost $30,528,995)		30,053,903

TOTAL VALUE OF SECURITIES–106.16% (cost $419,828,867)	407,725,286 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(7.95%)	(30,528,995)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–1.79%	6,874,426
NET ASSETS APPLICABLE TO 67,733,311 SHARES OUTSTANDING–100.00%	$384,070,717
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($117,636,115 / 20,701,661 Shares)	$5.68
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($266,434,602 / 47,031,650 Shares)	$5.67
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$368,727,330
Undistributed net investment income	34,512,076
Accumulated net realized loss on investments	(7,065,108)
Net unrealized depreciation of investments	(12,103,581)
Total net assets	$384,070,717
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate value of Rule 144A securities was $132,715,784 which represented 34.56% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $265,386, which represented 0.07% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2011, the aggregate value of restricted securities was $1,379,273 or 0.36% of the Series’ net assets.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of December 31, 2011. Interest rates reset periodically.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2011, the aggregate value of fair valued securities was $265,405 which represented 0.07% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $29,211,509 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$36,755,515
Dividends	490,510
Securities lending income	312,602
37,558,627

EXPENSES:
Management fees	2,786,346
Distribution expenses – Service Class	909,742
Accounting and administration expenses	168,467
Reports and statements to shareholders	74,864
Dividend disbursing and transfer agent fees and expenses	47,812
Legal fees	27,570
Audit and tax	26,822
Trustees’ fees	22,957
Custodian fees	9,985
Insurance fees	7,434
Pricing fees	4,356
Consulting fees	4,193
Dues and services	4,094
Registration fees	2,641
Trustees’ expenses	1,537
4,098,820
Less waiver of distribution expenses – Service Class	(151,624)
Less expense paid indirectly	(1)
Total operating expenses	3,947,195

NET INVESTMENT INCOME	33,611,432

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	13,105,517
Net change in unrealized appreciation (depreciation)
of investments	(35,412,527)

NET REALIZED AND UNREALIZED LOSS	(22,307,010)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$11,304,422

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$33,611,432	$35,938,692
Net realized gain	13,105,517	33,033,263
Net change in unrealized appreciation
(depreciation)	(35,412,527)	(7,056,252)
Net increase in net assets
resulting from operations	11,304,422	61,915,703

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,758,286)	(12,220,840)
Service Class	(26,869,457)	(22,349,855)
	(37,627,743)	(34,570,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	31,957,588	51,186,912
Service Class	48,666,543	121,884,970
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,758,286	8,726,485
Service Class	26,869,457	22,349,855
	118,251,874	204,148,222
Cost of shares repurchased:
Standard Class	(44,576,329)	(94,850,294)
Service Class	(133,978,785)	(107,102,113)
	(178,555,114)	(201,952,407)
Increase (decrease) in net assets derived
from capital share transactions	(60,303,240)	2,195,815

NET INCREASE (DECREASE)
IN NET ASSETS	(86,626,561)	29,540,823

NET ASSETS:
Beginning of year	470,697,278	441,156,455
End of year (including undistributed
net investment income of $34,512,076
and $37,478,388, respectively)	$384,070,717	$470,697,278

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$6.040	$5.670	$4.140	$5.950	$6.200

Income (loss) from investment operations:
Net investment income[1]	0.468	0.484	0.488	0.430	0.464
Net realized and unrealized gain (loss)	(0.309)	0.349	1.414	(1.766)	(0.290)
Total from investment operations	0.159	0.833	1.902	(1.336)	0.174

Less dividends and distributions from:
Net investment income	(0.519)	(0.463)	(0.372)	(0.474)	(0.424)
Total dividends and distributions	(0.519)	(0.463)	(0.372)	(0.474)	(0.424)

Net asset value, end of period	$5.680	$6.040	$5.670	$4.140	$5.950

Total return[2]	2.38%	15.32%	48.97%	(24.17% )	2.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$117,636	$127,294	$154,761	$93,011	$132,667
Ratio of expenses to average net assets	0.74%	0.76%	0.76%	0.74%	0.75%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.74%	0.76%	0.77%	0.77%	0.75%
Ratio of net investment income to average net assets	8.02%	8.42%	10.01%	8.35%	7.66%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.02%	8.42%	10.00%	8.32%	7.66%
Portfolio turnover	78%	115%	123%	109%	143%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$6.020	$5.660	$4.130	$5.930	$6.190

Income (loss) from investment operations:
Net investment income[1]	0.454	0.469	0.475	0.418	0.448
Net realized and unrealized gain (loss)	(0.299)	0.342	1.414	(1.759)	(0.299)
Total from investment operations	0.155	0.811	1.889	(1.341)	0.149

Less dividends and distributions from:
Net investment income	(0.505)	(0.451)	(0.359)	(0.459)	(0.409)
Total dividends and distributions	(0.505)	(0.451)	(0.359)	(0.459)	(0.409)

Net asset value, end of period	$5.670	$6.020	$5.660	$4.130	$5.930

Total return[2]	2.33%	14.91%	48.65%	(24.43% )	2.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$266,435	$343,403	$286,395	$178,579	$218,862
Ratio of expenses to average net assets	0.99%	1.01%	1.01%	0.99%	1.00%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%	1.06%	1.07%	1.07%	1.05%
Ratio of net investment income to average net assets	7.77%	8.17%	9.76%	8.10%	7.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.72%	8.12%	9.70%	8.02%	7.36%
Portfolio turnover	78%	115%	123%	109%	143%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-12

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

High Yield Series-13

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $21,198 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$210,657	$4,031	$56,073	$6,713
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $10,905 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$321,601,659
Sales	$377,348,961

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$419,834,242	$9,720,502	$(21,829,458)	$(12,108,956)

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$364,162,377	$2,225,382	$366,387,759
Common Stock	1,810,849	–	19	1,810,868
Other	2,152,850	4,193,902	4	6,346,756
Securities Lending Collateral	–	30,053,903	–	30,053,903
Short-Term Investments	–	3,126,000	–	3,126,000
Total	$3,963,699	$401,536,182	$2,225,405	$407,725,286

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending	Total
	Debt	Stock	Other	Collateral	Series
Balance as of 12/31/10	$5,204,070	$19	$20	$–	$5,204,109
Purchases	5,841,312	–	–	–	5,841,312
Sales	(8,858,290)	(13,329)	(16)	–	(8,871,635)
Net realized gain (loss)	(126,971)	–	16	–	(126,955)
Net change in unrealized appreciation (depreciation)	165,261	13,329	(16)	–	178,574
Balance as of 12/31/11	$2,225,382	$19	$4	$–	$2,225,405

Net change in unrealized
appreciation (depreciation) from
investments still held as of 12/31/11	$–	$13,329	$–	$–	$13,329

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$37,627,743	$34,570,695

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$368,727,330
Undistributed ordinary income	34,512,076
Capital loss carryforwards	(6,722,565)
Post-October losses	(337,155)
Unrealized depreciation	(12,108,969)
Net assets	$384,070,717

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2011 through December 31, 2011 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$1,049,999	$(1,049,999)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $13,256,972 was utilized in 2011. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $6,722,565 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	5,447,108	8,910,648
Service Class	8,362,442	21,320,848

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,839,023	1,555,523
Service Class	4,600,935	3,983,931
	20,249,508	35,770,950
Shares repurchased:
Standard Class	(7,671,629)	(16,651,712)
Service Class	(22,966,808)	(18,844,907)
	(30,638,437)	(35,496,619)
Net increase (decrease)	(10,388,929)	274,331

High Yield Series-16

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $29,211,509, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $30,053,903. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’

High Yield Series-17

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

9. Credit and Market Risk (continued)
Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	1%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
[1]Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

High Yield Series-18

Delaware VIP® Trust — Delaware VIP High Yield Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP High Yield Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP High Yield Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

High Yield Series-19

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Board Consideration of Delaware VIP High Yield Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP High Yield Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 waivers in place through April 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

High Yield Series-20

Delaware VIP® High Yield Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

High Yield Series-21

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

High Yield Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

High Yield Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPHY [12/11] DG3 17347 (2/12) (8435)	High Yield Series-24

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/country and sector allocations	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	20

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP International Value Equity Series returned -14.43% for Standard Class shares and -14.62% for Service Class shares (these rates of return assume reinvestment of all distributions). The Series’ benchmark index, the MSCI EAFE Index, returned -11.73% (gross) and -12.14% (net) for the same period.

     International equity markets were volatile and downward-trending throughout the Series’ fiscal year, driven mostly by the shifting outlook for the euro-zone debt crisis. As the fiscal year began in January 2011, most stocks were in the later stages of a rally that had started several months earlier, when European leaders averted a potentially destabilizing default on Greek sovereign debt. In general, investors were also encouraged by indications that the pace of economic growth seemed to remain reasonably strong.

     That optimism began to wane in early spring 2011, however, as a series of events lowered forecasts for global growth. First, a devastating earthquake, tsunami, and nuclear crisis in Japan weakened an economy that was already struggling to escape stagnation and deflation. The tragedy also disrupted global production and supply chains, particularly in the automotive and technology industries.

     Meanwhile, emerging market stocks were treading water — despite much higher growth rates in emerging economies than in developed ones. After peaking at the end of May 2011, the MSCI Emerging Market benchmark tumbled by approximately 20% by the end of the fiscal year, with the decline accelerating when another sovereign debt crisis erupted in Europe.

     As the Series’ fiscal year ended, however, most international equity markets were trying to hold on to a rally — albeit amid extraordinary volatility — as many investors appeared to assume that European leaders would ultimately do whatever was necessary to stabilize the euro zone.

     Most of the Series’ underperformance relative to its benchmark can be attributed to severe weakness in several economically sensitive euro-zone sectors as well as softness in emerging markets. This weakness manifested itself in the underperformance of companies such as the mobile communication services company NII Holdings, Taiwanese handset manufacturer HTC, and the French industrial company Lafarge. Each of these firms was an example of significant detractors from the Series’ performance. Toward the end of the fiscal year, the competitive landscape for NII and HTC became more unfavorable and we chose to eliminate both positions from the Series’ portfolio.

     Meanwhile, our underweight allocation to Japan and overweight allocation to non-euro zone healthcare stocks contributed to relative performance over the full fiscal year. The Series also benefited from generally favorable stock selection as exemplified by the Swedish pharmaceutical company Meda, The Canadian information technology business CGI, and the United Kingdom-based utilities company National Grid.

     Looking ahead at the coming months, in our view, returns within international equity markets are likely to depend heavily on achieving a benign resolution to the euro zone’s financial crisis. Long-term issues of debt burdens relative to low and uncertain GDP growth rates characterize most of the developed world, and are not unique to Europe. The big swings and short-term reversals that have dominated the market since last summer reflect high levels of political and economic uncertainty, and this volatility may continue. We believe that the interplay between fiscal policymakers and the European Central Bank (ECB) will be crucial in sustaining market confidence. It will take time to determine how this relationship will work; in the meantime, there remains the possibility that periodic crises could disrupt the orderly functioning of financial markets.

     Given the intense focus on macroeconomic and political factors, correlations between individual stocks have increased markedly in recent months, making traditional stock-picking less rewarding at times. Regardless of the macro-level environment, however, a company will often succeed or fail on the strength of its management, the competitiveness of its productive asset base, the quality of its balance sheet, and the structure of its global market positioning. We are confident that positive individual company characteristics could once again become the main driver of relative stock performance and that attractive opportunities for long-term, value oriented investors should emerge as the dust from the euro-zone financial crisis finally settles.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP International Value Equity Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Oct. 29, 1992)	-14.43%	+8.54%	-4.97%	+5.40%	+6.41%
Service Class shares (commenced operations on May 1, 2000)	-14.62%	+8.36%	-5.20%	+5.15%	+3.76%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.30%, while total operating expenses for Standard Class and Service Class shares were 1.07% and 1.37%, respectively. The management fee for Standard Class and Service Class shares was 0.85%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

International Value Equity Series-2

Delaware VIP® International Value Equity Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011		Starting value	Ending value
––	Delaware VIP International Value Equity Series (Standard Class shares)	$10,000	$16,918
––	MSCI EAFE Index (gross)	$10,000	$16,477
– –	MSCI EAFE Index (net)	$10,000	$15,776

The chart shows a $10,000 investment in the Delaware VIP International Value Equity Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the MSCI EAFE Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The MSCI EAFE Index measures equity market performance across developed market countries in Europe, Australasia, and the Far East. Index “gross” return approximates the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$ 777.50	1.05%	$4.70
Service Class	1,000.00	777.30	1.30%	5.82
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.91	1.05%	$5.35
Service Class	1,000.00	1,018.65	1.30%	6.61

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Security Type/Country and Sector Allocations
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Country	of Net Assets
Common Stock	96.37%
Australia	2.40%
Brazil	2.10%
Canada	9.39%
China/Hong Kong	7.24%
France	18.28%
Germany	3.85%
Israel	3.71%
Japan	14.00%
Netherlands	0.60%
Panama	1.43%
Republic of Korea	1.14%
Russia	1.50%
Spain	0.04%
Sweden	4.31%
Switzerland	6.31%
Thailand	0.95%
United Kingdom	19.12%
Short-Term Investments	3.89%
Securities Lending Collateral	3.36%
Total Value of Securities	103.62%
Obligation to Return Securities Lending Collateral	(4.08%)
Receivables and Other Assets Net of Other Liabilities	0.46%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	14.52%
Consumer Staples	12.03%
Energy	7.99%
Financials	7.77%
Healthcare	12.40%
Industrials	15.38%
Information Technology	6.13%
Materials	9.81%
Telecommunication Services	6.70%
Utilities	3.64%
Total	96.37%

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
December 31, 2011

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–96.37%Δ
Australia–2.40%
Coca-Cola Amatil	87,883	$1,034,546
		1,034,546
Brazil–2.10%
Petroleo Brasileiro ADR	38,486	904,036
		904,036
Canada–9.39%
†AuRico Gold	97,450	783,426
†CGI Group Class A	111,707	2,105,300
Yamana Gold	78,263	1,153,875
		4,042,601
China/Hong Kong–7.24%
CNOOC	517,000	903,981
*†Sohu.com	10,700	535,000
*Techtronic Industries	639,359	657,750
Yue Yuen Industrial Holdings	322,000	1,017,833
		3,114,564
France–18.28%
*Alstom	18,194	551,699
AXA	32,910	427,838
Compagnie de Saint-Gobain	10,467	401,854
*Lafarge	8,873	311,890
PPR	3,151	451,233
Publicis Groupe	11,021	506,992
Sanofi	19,489	1,431,386
Teleperformance	46,053	1,023,661
Total	23,889	1,221,227
Vallourec	3,289	213,512
Vivendi	60,588	1,326,748
		7,868,040
Germany–3.85%
Bayerische Motoren Werke	9,628	644,958
Deutsche Post	65,959	1,014,126
		1,659,084
Israel–3.71%
Teva Pharmaceutical Industries ADR	39,600	1,598,256
		1,598,256
Japan–14.00%
*Asahi Glass	53,000	444,880
Don Quijote	26,400	905,956
East Japan Railway	18,556	1,181,450
ITOCHU	90,435	918,921
Mitsubishi UFJ Financial Group	240,735	1,022,874
Sumitomo Rubber Industries	36,839	442,298
Toyota Motor	33,343	1,111,289
		6,027,668
Netherlands–0.60%
Koninklijke Philips Electronics	12,147	255,932
		255,932
Panama–1.43%
Copa Holdings Class A	10,500	616,035
		616,035
Republic of Korea–1.14%
Hyundai Home Shopping Network	4,291	492,304
		492,304
Russia–1.50%
Mobile TeleSystems ADR	44,100	647,388
		647,388
Spain–0.04%
Promotora de Informaciones ADR	3,800	18,392
		18,392
Sweden–4.31%
Meda Class A	95,330	991,802
Nordea Bank	111,512	862,826
		1,854,628
Switzerland–6.31%
Aryzta	28,929	1,398,325
Novartis	23,041	1,317,329
		2,715,654
Thailand–0.95%
Banpu NVDR	23,652	409,318
		409,318
United Kingdom–19.12%
Greggs	181,250	1,424,525
National Grid	161,621	1,568,987
Rexam	243,058	1,331,925
Rio Tinto	13,272	644,210
Standard Chartered	47,106	1,030,929
Tesco	211,019	1,322,369
Vodafone Group	327,581	910,270
		8,233,215
Total Common Stock
(cost $42,330,572)		41,491,661

	Principal
	Amount
	(U.S. $)
SHORT-TERM INVESTMENTS–3.89%
≠Discount Note–0.49%
Fannie Mae 0.01% 3/7/12	$58,786	58,785
Federal Home Loan Bank 0.02% 3/21/12	150,662	150,658
		209,443
Repurchase Agreements–3.26%
BNP Paribas 0.02%, dated 12/30/11,
to be repurchased on 1/3/12,
repurchase price $1,405,003
(collateralized by U.S. government
obligations 0.50%-4.00% 11/30/12-2/15/21;
market value $1,433,100)	1,405,000	1,405,000
		1,405,000

International Value Equity Series-6

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠U.S. Treasury Obligation–0.14%
U.S. Treasury Bill 0.001% 2/23/12	$58,786	$58,785
		58,785
Total Short-Term Investments
(cost $1,673,226)		1,673,228

Total Value of Securities
Before Securities Lending
Collateral–100.26%
(cost $44,003,798)		43,164,889

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–3.36%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	151,459	146,279
Delaware Investments Collateral
Fund No. 1	1,300,401	1,300,401
†@ Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral
(cost $1,758,174)		1,446,680

TOTAL VALUE OF SECURITIES–103.62% (cost $45,761,972)	44,611,569 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(4.08%)	(1,758,174)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.46%	199,780
NET ASSETS APPLICABLE TO 4,793,016 SHARES OUTSTANDING–100.00%	$43,053,175
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($43,036,320 / 4,791,136 Shares)	$8.98
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($16,855 / 1,880 Shares)	$8.97
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$68,520,887
Undistributed net investment income	1,101,772
Accumulated net realized loss on investments	(25,418,257)
Net unrealized depreciation of investments and foreign currencies	(1,151,227)
Total net assets	$43,053,175
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security Type/Country and Sector Allocations.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements”.
©	Includes $1,697,424 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,920,936
Securities lending income	75,788
Interest	462
Foreign tax withheld	(175,863)
1,821,323

EXPENSES:
Management fees	459,363
Custodian fees	38,537
Reports and statements to shareholders	28,825
Accounting and administration expenses	21,239
Audit and tax	13,131
Dividend disbursing and transfer agent fees and expenses	9,582
Legal fees	3,541
Trustees’ fees	2,911
Dues and services	1,939
Insurance fees	904
Registration fees	887
Pricing fees	767
Consulting fees	468
Trustees’ expenses	186
Distribution expenses – Service Class	40
582,320
Less fees waived	(15,703)
Less waiver of distribution expenses – Service Class	(7)
Less expense paid indirectly	(1)
Total operating expenses	566,609

NET INVESTMENT INCOME	1,254,714

NET REALIZED AND UNREALIZED LOSS ON:
Net realized loss on:
Investments	(956,007)
Foreign currencies	(10,481)
Foreign currency exchange contracts	(132,828)
Net realized loss	(1,099,316)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,669,091)
Foreign currencies	(27,174)
Foreign currency exchange contracts	(2,470)
Net change in unrealized appreciation (depreciation)	(7,698,735)

NET REALIZED AND UNREALIZED LOSS	(8,798,051)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(7,543,337)

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$1,254,714	$904,199
Net realized gain (loss)	(1,099,316)	1,628,689
Net change in unrealized
appreciation (depreciation)	(7,698,735)	1,484,129
Net increase (decrease) in net assets
resulting from operations	(7,543,337)	4,017,017

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(675,509)	(2,017,733)
Service Class	(128)	(236)
	(675,637)	(2,017,969)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,760,101	6,165,246
Service Class	9,665	6,184
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	675,509	2,017,733
Service Class	128	236
	5,445,403	8,189,399
Cost of shares repurchased:
Standard Class	(11,123,537)	(59,238,298)
Service Class	(2,709)	(5,750)
	(11,126,246)	(59,244,048)
Decrease in net assets derived
from capital share transactions	(5,680,843)	(51,054,649)

NET DECREASE IN NET ASSETS	(13,899,817)	(49,055,601)

NET ASSETS:
Beginning of year	56,952,992	106,008,593
End of year (including undistributed
net investment income of $1,101,772
and $666,004, respectively)	$43,053,175	$56,952,992

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.610	$9.920	$7.640	$14.700	$23.100

Income (loss) from investment operations:
Net investment income[1]	0.243	0.155	0.216	0.306	0.273
Net realized and unrealized gain (loss)	(1.745)	0.903	2.324	(6.103)	0.858
Total from investment operations	(1.502)	1.058	2.540	(5.797)	1.131

Less dividends and distributions from:
Net investment income	(0.128)	(0.368)	(0.260)	(0.271)	(0.508)
Net realized gain on investments	–	–	–	(0.992)	(9.023)
Total dividends and distributions	(0.128)	(0.368)	(0.260)	(1.263)	(9.531)

Net asset value, end of period	$8.980	$10.610	$9.920	$7.640	$14.700

Total return[2]	(14.43% )	10.92%	34.73%	(42.42% )	5.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,036	$56,941	$105,999	$73,712	$153,691
Ratio of expenses to average net assets	1.05%	1.07%	1.00%	1.04%	0.99%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.08%	1.07%	1.03%	1.05%	0.99%
Ratio of net investment income to average net assets	2.32%	1.60%	2.60%	2.79%	1.66%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.29%	1.60%	2.57%	2.78%	1.66%
Portfolio turnover	47%	40%	37%	35%	21%
______________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.600	$9.910	$7.620	$14.660	$23.050

Income (loss) from investment operations:
Net investment income[1]	0.214	0.131	0.196	0.279	0.233
Net realized and unrealized gain (loss)	(1.740)	0.907	2.327	(6.096)	0.856
Total from investment operations	(1.526)	1.038	2.523	(5.817)	1.089

Less dividends and distributions from:
Net investment income	(0.104)	(0.348)	(0.233)	(0.231)	(0.456)
Net realized gain on investments	–	–	–	(0.992)	(9.023)
Total dividends and distributions	(0.104)	(0.348)	(0.233)	(1.223)	(9.479)

Net asset value, end of period	$8.970	$10.600	$9.910	$7.620	$14.660

Total return[2]	(14.62% )	10.71%	34.61%	(42.67% )	4.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17	$12	$10	$18	$180
Ratio of expenses to average net assets	1.30%	1.32%	1.25%	1.29%	1.24%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.38%	1.37%	1.33%	1.35%	1.29%
Ratio of net investment income to average net assets	2.07%	1.35%	2.35%	2.54%	1.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.99%	1.30%	2.27%	2.48%	1.36%
Portfolio turnover	47%	40%	37%	35%	21%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-10

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective April 29, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.05% of average daily net assets of the Series through April 30, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $2,672 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees, and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$28,668	$451	$3	$960
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $1,302 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$25,059,265
Sales	30,852,789

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$46,237,646	$4,981,815	$(6,607,892)	$(1,626,077)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$41,491,661	$–	$–	$41,491,661
Securities Lending Collateral	–	1,446,680	–	1,446,680
Short-Term Investments	–	1,673,228	–	1,673,228
Total	$41,491,661	$3,119,908	$–	$44,611,569

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$675,637	$2,017,969

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$68,520,887
Undistributed ordinary income	1,118,603
Capital loss carryforwards	(23,890,525)
Post-October losses	(1,068,889)
Unrealized appreciation	(1,626,901)
Net assets	$43,053,175

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2011 through December 31, 2011 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(143,309)	$143,309

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $246,170 was utilized in 2011. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $11,166,704 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	451,880	611,755
Service Class	1,011	640

Shares issued upon reinvestment of dividends and distributions:
Standard Class	57,884	203,400
Service Class	11	23
	510,786	815,818
Shares repurchased:
Standard Class	(1,083,917)	(6,138,156)
Service Class	(273)	(562)
	(1,084,190)	(6,138,718)
Net decrease	(573,404)	(5,322,900)

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2011.

See the Statement of Operations on page 8 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2011. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended December 31, 2011.

Liability Derivative Volume
Forward Foreign
Currency Contracts
(Average Cost)	$173,680

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances,

International Value Equity Series-15

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $1,697,424, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $1,446,680. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	20%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
[1]Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The Series intends to pass through foreign tax credits in the maximum amount of $91,120. The gross foreign source income earned during the fiscal year 2011 by the Series was $1,923,810.

International Value Equity Series-16

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP International Value Equity Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP International Value Equity Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

International Value Equity Series-17

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Board Consideration of Delaware VIP International Value Equity Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP International Value Equity Series(the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

International Value Equity Series-18

Delaware VIP® International Value Equity Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

International Value Equity Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

International Value Equity Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

International Value Equity Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPIVE[12/11]DG3 17348 [2/12] (8435)	International Value Equity Series-22

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation	5

> Statement of net assets	6

> Statement of operations	15

> Statements of changes in net assets	15

> Financial highlights	16

> Notes to financial statements	18

> Report of independent registered public accounting firm	27

> Other Series information	28

> Board of trustees/directors and officers addendum	30

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP Limited-Term Diversified Income Series Standard Class shares returned +2.91%, and Service Class shares returned +2.56% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays Capital 1–3 Year Government/Credit Index, returned +1.59%.

     For much of the Series’ fiscal year, a deeply unsettled global macroeconomic environment was broadly supportive of fixed income prices as investors generally accepted low nominal yields in exchange for mitigating risk. Nonetheless, global bond markets also encountered significant volatility, as policy makers struggled to adapt unusual remedies to a wide range of serious problems, including a sovereign debt crisis in Europe, a tepid and mostly jobless economic recovery in the United States, rising food and energy prices worldwide, and stubbornly high inflation in China.

     When the Series’ fiscal year began in January 2011, the Federal Reserve had recently initiated a second round of quantitative easing (also referred to as QE2), which involved purchasing $600 billion of Treasury securities financed by the expansion of the central bank’s balance sheet. Though the program was intended to push interest rates lower — thus encouraging more borrowing — bond yields actually rose for several months thereafter as investors’ general expectations for faster economic growth and higher inflation pushed money into riskier assets such as equities and commodities.

     In early spring 2011, however, a series of events seemed to curtail investors’ appetite for risk. The tragic earthquake, tsunami, and nuclear crisis in Japan disrupted global supply chains, destabilizing what was still a fragile economic recovery in Europe and the U.S. geopolitical unrest in North Africa and the Middle East continued to contribute to higher commodity prices, which compelled many consumers to pull their spending back even further. Additionally, deteriorating economic conditions in Greece and other peripheral euro-zone countries rekindled fears of a disorderly default of that country’s sovereign debt, with its potentially dangerous effects on the global financial system (including “core” euro-zone countries like Spain and Italy).

     Though Standard & Poor’s subsequently downgraded the credit rating on U.S. government debt, Treasury yields nonetheless plunged to their lowest levels since the early 1960s as investors sought a port in a gathering global economic storm. In September 2011, demand for intermediate-term and long-maturity Treasury debt was strengthened by another Fed program called “Operation Twist,” in which the central bank began using proceeds from the sale and maturing of its short-term Treasury holdings to buy longer-dated government paper in an attempt to drive down mortgage rates. During the final months of the Series’ fiscal year, tentative signs of progress in Europe along with a firmer tone to U.S. economic data caused a mild backup in Treasury yields and a strong rally in credit-sensitive sectors of the fixed income market, most notably high yield bonds. (Source: Bloomberg.)

     We generally shied away from riskier asset classes during the Series’ fiscal year, which contributed to its outperformance versus the benchmark. Yet even the Series’ minimal exposure to areas such as emerging market and non-dollar debt, at times, detracted from its returns versus the benchmark.

     The Series’ overweight position in investment grade corporate bonds contributed to performance. Within this asset class, we concluded that the BBB- and A-rated areas generally offered the best risk-reward trade-off, and therefore, we emphasized positions in those categories. For much of the fiscal year, we maintained an overweight exposure to the financial sector, with a focus on domestic financial and banking names. However, as European debt and banking issues threatened to influence U.S. entities, we began to scale back exposure to these areas.

     Additionally, overweight exposure to industrial company bonds was a significant contributor to returns during the fiscal year. This sector enjoyed some price gains as U.S. Treasury market prices generally rallied throughout the year. Exposure to high-quality sovereign investments also contributed to performance. We have favored investments in countries that have practiced what we view as solid fiscal prudence, and that also enjoy the benefits of natural resources development. Notable investments included Australian, Canadian, and Norwegian bonds.

     Exposures to the lower-credit-quality sectors of bank loans, convertible bonds, and traditional high yield bonds (though limited), generally lagged market returns. The slowing of domestic economic activity, along with diminished prospects for growth abroad, caused an increase in required yield premiums for these sectors.

     Finally, a relatively small allocation to U.S. Treasury notes and bonds detracted from performance for the fiscal year. This sector enjoyed a flight-to-quality bid as the European situation deteriorated throughout most of this period. As mentioned earlier, the Fed’s Operation Twist program supported longer-maturity Treasury bonds in 2011. As a result, we augmented a small allocation to this sector with interest rate futures, thereby attempting to capture some of this effect.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Limited-Term Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+2.91%	+6.63%	+4.78%	+4.56%	+5.78%
Service Class shares (commenced operations on May 1, 2000)	+2.56%	+6.39%	+4.52%	+4.25%	+5.01%
Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.85%, while total operating expenses for Standard Class and Service Class shares were 0.60% and 0.90%, respectively. The management fee for Standard Class and Service Class shares was 0.50%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011		Starting value	Ending value
––	Delaware VIP Limited-Term Diversified Income Series (Standard Class shares)	$10,000	$15,607
– –	Barclays Capital 1–3 Year Government/Credit Index	$10,000	$14,283

The chart shows a $10,000 investment in the Delaware VIP Limited-Term Diversified Income Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the Barclays Capital 1–3 Year Government/Credit Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The Barclays Capital 1–3 Year Government/Credit Index is a market value–weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Limited-Term Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$1,007.70	0.58%	$2.94
Service Class	1,000.00	1,006.50	0.83%	4.20
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,022.28	0.58%	$2.96
Service Class	1,000.00	1,021.02	0.83%	4.23

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Limited-Term Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Type/Sector Allocation
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector Allocation	of Net Assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	2.05%
Agency Mortgage-Backed Securities	21.23%
Agency Obligations	4.31%
Commercial Mortgage-Backed Securities	1.47%
Convertible Bonds	0.65%
Corporate Bonds	35.60%
Banking	8.28%
Basic Industry	4.32%
Brokerage	0.26%
Capital Goods	0.61%
Communications	3.33%
Consumer Cyclical	3.26%
Consumer Non-Cyclical	4.72%
Electric	1.71%
Energy	2.95%
Finance Companies	1.01%
Insurance	0.92%
Natural Gas	1.05%
Real Estate	0.87%
Technology	1.91%
Transportation	0.40%
Municipal Bonds	3.04%
Non-Agency Asset-Backed Securities	22.68%
Non-Agency Collateralized Mortgage Obligations	0.05%
Regional Bond	0.22%
Senior Secured Loans	0.19%
U.S. Treasury Obligations	5.85%
Preferred Stock	0.29%
Short-Term Investments	14.73%
Securities Lending Collateral	1.55%
Total Value of Securities	113.91%
Obligation to Return Securities Lending Collateral	(1.56%)
Other Liabilities Net of Receivables and Other Assets	(12.35%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
December 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$23,235
Total Agency Asset-Backed Securities
(cost $21,830)		23,235

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.05%
Fannie Mae Grantor Trust
• Series 2001-T5 A2 6.991% 2/19/30	22,768	26,674
Series 2001-T8 A2 9.50% 7/25/41	12,243	14,293
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	723	837
Series 2003-32 PH 5.50% 3/25/32	294,051	306,664
Series 2003-52 NA 4.00% 6/25/23	224,140	236,351
Series 2003-81 GE 4.50% 4/25/18	234,120	242,551
Series 2003-120 BL 3.50% 12/25/18	430,000	453,258
Series 2004-49 EB 5.00% 7/25/24	47,965	52,647
• Series 2005-66 FD 0.594% 7/25/35	594,492	592,462
Series 2005-110 MB 5.50% 9/25/35	14,973	16,489
Series 2006-69 PB 6.00% 10/25/32	582,247	591,705
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	26,708	29,739
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	49,239	56,350
Series 2694 QG 4.50% 1/15/29	23,878	24,138
Series 2706 UG 4.50% 8/15/16	270,111	270,862
Series 2802 NM 4.50% 9/15/29	613,481	622,814
Series 2890 PC 5.00% 7/15/30	103,804	105,246
• Series 3016 FL 0.668% 8/15/35	481,202	479,613
Series 3027 DE 5.00% 9/15/25	50,000	54,712
• Series 3067 FA 0.628% 11/15/35	3,529,649	3,516,397
Series 3173 PE 6.00% 4/15/35	20,000	21,883
• Series 3297 BF 0.518% 4/15/37	1,066,961	1,060,078
Series 3337 PB 5.50% 7/15/30	13,902	13,943
Series 3416 GK 4.00% 7/15/22	70,843	73,446
• Series 3780 LF 0.678% 3/15/29	988,851	986,222
• Series 3800 AF 0.778% 2/15/41	9,300,621	9,300,554
• Series 3803 TF 0.678% 11/15/28	937,677	938,766
•Freddie Mac Strip
Series 19 F 1.088% 6/1/28	8,853	8,857
wFreddie Mac Structured
Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,408	1,567
Series T-58 2A 6.50% 9/25/43	33,261	38,176
Total Agency Collateralized Mortgage
Obligations (cost $20,155,029)		20,137,294

AGENCY MORTGAGE-BACKED
SECURITIES–21.23%
Fannie Mae
4.00% 9/1/20	4,319,074	4,564,440
6.50% 8/1/17	8,240	9,026
7.00% 11/15/16	8,290	8,601
•Fannie Mae ARM
1.942% 1/1/35	1,127,616	1,181,158
2.277% 10/1/33	10,701	11,211
2.339% 8/1/34	23,225	24,465
2.341% 12/1/33	19,068	20,004
2.486% 11/1/35	148,216	156,668
2.527% 6/1/34	22,038	23,181
2.533% 4/1/36	293,888	310,311
3.458% 1/1/41	244,013	253,755
4.308% 9/1/39	677,094	716,239
4.422% 10/1/39	1,003,092	1,061,714
4.752% 9/1/35	459,462	485,807
4.886% 3/1/38	9,966	10,631
4.973% 11/1/33	1,810,895	1,930,256
5.023% 9/1/38	1,172,005	1,251,709
5.05% 8/1/35	9,497	10,134
5.139% 11/1/35	6,413	6,809
5.489% 8/1/37	243,035	258,966
5.538% 4/1/37	942,902	1,014,152
5.938% 8/1/37	215,200	233,208
6.011% 6/1/36	60,216	64,627
6.025% 7/1/36	41,979	45,151
6.19% 8/1/37	373,908	395,005
6.263% 4/1/36	18,151	19,541
6.276% 7/1/36	48,993	52,823
6.305% 8/1/36	52,568	56,691
Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	31,086	33,288
Pool 763742 5.00% 1/1/34	37,169	39,801
Fannie Mae S.F. 15 yr
3.00% 11/1/26	2,040,041	2,110,336
4.00% 7/1/25	4,586,749	4,838,894
4.00% 10/1/25	12,338,417	13,016,690
4.00% 11/1/25	7,018,662	7,468,102
4.50% 9/1/20	1,662,676	1,780,316
5.00% 9/1/18	139,508	150,682
5.00% 10/1/18	2,253	2,433
5.00% 2/1/19	3,998	4,359
5.00% 5/1/21	24,843	26,836
5.00% 9/1/25	10,443,638	11,240,925
5.50% 4/1/21	1,453	1,579
5.50% 1/1/23	15,862	17,223
5.50% 4/1/23	38,349	41,640
6.00% 3/1/18	768,679	831,346
6.00% 8/1/22	40,838	44,270
7.00% 11/1/14	244	260
7.50% 3/1/15	1,128	1,180
8.00% 10/1/14	20	20
8.00% 10/1/16	8,029	8,682
Fannie Mae S.F. 15 yr TBA
3.50% 1/1/26	31,575,000	33,015,610
3.50% 2/1/26	13,027,000	13,598,968

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr
5.00% 3/1/34	$6,565	$7,100
5.00% 12/1/37	44,729	48,351
5.00% 2/1/38	36,425	39,374
5.50% 4/1/34	6,624,093	7,266,631
6.00% 11/1/34	4,770	5,301
6.00% 4/1/36	12,341	13,614
6.00% 10/1/36	1,332,453	1,469,909
6.00% 11/1/37	745,637	821,858
6.00% 1/1/38	434,902	479,767
6.00% 7/1/38	2,449,184	2,699,546
6.00% 12/1/38	8,924,195	9,836,451
6.00% 3/1/39	829,701	914,516
6.00% 10/1/39	9,032,112	9,963,867
6.50% 6/1/29	1,571	1,796
6.50% 1/1/34	1,816	2,057
6.50% 4/1/36	4,416	4,970
6.50% 6/1/36	10,197	11,504
6.50% 10/1/36	7,620	8,565
6.50% 8/1/37	2,308	2,587
6.50% 12/1/37	13,385	15,104
7.00% 12/1/34	1,239	1,427
7.00% 12/1/35	1,053	1,202
7.00% 4/1/37	1,033,611	1,180,326
7.00% 12/1/37	11,326	12,937
7.50% 6/1/31	11,861	14,166
7.50% 4/1/32	568	680
7.50% 5/1/33	2,411	2,651
7.50% 6/1/34	816	976
9.00% 7/1/20	17,471	19,928
10.00% 8/1/19	15,175	17,489
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/42	2,675,000	2,912,824
6.00% 1/1/42	47,840,000	52,676,328
6.00% 2/1/42	2,550,000	2,801,813
•Freddie Mac ARM
2.458% 4/1/33	9,277	9,324
2.495% 7/1/36	125,300	131,897
2.61% 4/1/34	4,251	4,496
5.041% 8/1/38	31,568	33,938
5.046% 7/1/38	2,067,332	2,206,781
5.662% 6/1/37	697,892	752,204
5.811% 10/1/36	13,446	14,410
6.208% 10/1/37	450,490	486,458
Freddie Mac S.F. 15 yr
4.00% 11/1/13	18,387	18,655
4.00% 3/1/14	27,214	28,169
5.00% 4/1/20	123,166	132,761
5.00% 12/1/22	22,824	24,566
5.50% 7/1/24	2,531,630	2,750,216
8.00% 5/1/15	11,757	12,575
Freddie Mac S.F. 30 yr
6.00% 2/1/36	2,595,325	2,859,410
6.00% 1/1/38	1,252,190	1,377,258
7.00% 11/1/33	10,885	12,496
9.00% 4/1/17	971	1,091
GNMA I S.F. 15 yr 6.00% 1/15/22	1,598,770	1,738,290
GNMA I S.F. 30 yr
7.00% 12/15/34	38,389	43,864
7.50% 1/15/32	1,125	1,322
GNMA II S.F. 30 yr
12.00% 6/20/14	886	910
12.00% 2/20/16	357	359
Total Agency Mortgage-Backed
Securities (cost $206,036,589)		208,346,788

AGENCY OBLIGATIONS–4.31%
Fannie Mae
• 0.31% 10/17/13	4,855,000	4,859,180
0.55% 9/27/13	18,750,000	18,735,713
Freddie Mac 0.55% 9/30/13	18,750,000	18,742,762
Total Agency Obligations
(cost $42,362,410)		42,337,655

COMMERCIAL MORTGAGE-BACKED
SECURITIES–1.47%
#American Tower Trust Series 2007-1A AFX
144A 5.42% 4/15/37	95,000	100,685
Bank of America Merrill Lynch
Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38	103,515	104,737
• Series 2004-3 A5 5.544% 6/10/39	80,754	86,947
• Series 2005-1 A5 5.333% 11/10/42	330,000	359,676
•Bear Stearns Commercial Mortgage
Securities Series 2005-T20 A4A
5.145% 10/12/42	455,000	503,183
•wCommercial Mortgage Pass Through
Certificates Series 2005-C6 A5A
5.116% 6/10/44	1,665,000	1,825,458
Goldman Sachs Mortgage Securities II
*• Series 2004-GG2 A6 5.396% 8/10/38	470,000	503,262
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,435,745
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,499,857
• Series 2006-GG6 A4 5.553% 4/10/38	915,000	994,820
•JPMorgan Chase Commercial Mortgage
Securities Series 2005-LDP5 A4
5.205% 12/15/44	3,558,000	3,935,861
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,311,556
• Series 2007-T27 A4 5.638% 6/11/42	1,520,000	1,731,497
Total Commercial Mortgage-Backed
Securities (cost $12,653,720)		14,393,284

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–0.65%
Amgen 0.375% exercise price $78.45,
expiration date 2/1/13	$2,525,000	$2,547,093
Medtronic 1.625% exercise price $54.00,
expiration date 4/15/13	1,250,000	1,265,625
Transocean 1.50% exercise price $164.09,
expiration date 12/15/37	2,555,000	2,523,063
Total Convertible Bonds
(cost $6,030,144)		6,335,781

CORPORATE BONDS–35.60%
Banking–8.28%
Abbey National Treasury Services
4.00% 4/27/16	2,325,000	2,087,892
#Bank Nederlandse Gemeenten 144A
1.75% 10/6/15	1,000	999
*#Bank of Montreal 144A 2.625% 1/25/16	5,865,000	6,060,064
Bank of New York Mellon 2.40% 1/17/17	3,275,000	3,271,456
BB&T 5.20% 12/23/15	1,670,000	1,789,505
•Branch Banking & Trust 0.862% 9/13/16	4,500,000	4,058,609
#Canadian Imperial Bank of Commerce
144A 2.75% 1/27/16	1,445,000	1,496,347
Comerica 3.00% 9/16/15	2,185,000	2,233,988
•#Commonwealth Bank of Australia 144A
0.839% 9/17/14	13,340,000	13,350,217
#Export-Import Bank of Korea 144A
5.25% 2/10/14	800,000	843,664
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,888,912
#HSBC Bank 144A 3.10% 5/24/16	3,440,000	3,443,712
JPMorgan Chase 3.45% 3/1/16	7,105,000	7,225,302
•JPMorgan Chase Bank 0.872% 6/13/16	605,000	542,041
KeyBank 5.45% 3/3/16	1,780,000	1,917,409
Korea Development Bank 8.00% 1/23/14	1,735,000	1,909,881
•#National Australia Bank 144A
0.891% 7/8/14	13,155,000	13,213,290
PNC Funding 5.25% 11/15/15	275,000	299,365
Santander Holdings USA 4.625% 4/19/16	795,000	764,176
•SunTrust Bank 0.796% 8/24/15	585,000	543,493
SunTrust Banks
3.50% 1/20/17	1,690,000	1,700,666
3.60% 4/15/16	1,505,000	1,534,110
•UBS 1.425% 1/28/14	2,195,000	2,138,793
US Bancorp
3.15% 3/4/15	750,000	784,490
4.20% 5/15/14	1,860,000	1,992,488
•USB Capital IX 3.50% 4/15/49	2,770,000	1,934,956
Wachovia
• 0.773% 10/15/16	10,000	8,908
5.625% 10/15/16	20,000	21,797
Wachovia Bank 5.60% 3/15/16	1,655,000	1,773,915
Wells Fargo 2.625% 12/15/16	1,450,000	1,450,787
Wells Fargo Bank
• 0.671% 5/16/16	545,000	479,589
4.75% 2/9/15	500,000	522,020
		81,282,841
Basic Industry–4.32%
#Anglo American Capital 144A
2.15% 9/27/13	1,095,000	1,097,283
ArcelorMittal 3.75% 8/5/15	3,840,000	3,673,981
Barrick Gold 2.90% 5/30/16	3,850,000	3,955,498
BHP Billiton Finance USA
1.875% 11/21/16	6,860,000	6,937,526
Dow Chemical 5.90% 2/15/15	3,415,000	3,802,674
Ecolab Inc 3.00% 12/8/16	5,290,000	5,478,287
Freeport-McMoRan Copper & Gold
8.375% 4/1/17	2,415,000	2,568,657
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,624,239
Lubrizol 5.50% 10/1/14	790,000	880,493
Teck Resources
3.15% 1/15/17	2,040,000	2,086,473
9.75% 5/15/14	2,599,000	3,055,917
#Xstrata Canada Financial 144A
3.60% 1/15/17	6,170,000	6,227,961
		42,388,989
Brokerage–0.26%
Jefferies Group 5.875% 6/8/14	820,000	817,950
Lazard Group
6.85% 6/15/17	733,000	769,767
7.125% 5/15/15	949,000	1,019,786
		2,607,503
Capital Goods–0.61%
John Deere Capital 2.00% 1/13/17	3,495,000	3,551,493
Waste Management 2.60% 9/1/16	2,365,000	2,403,159
		5,954,652
Communications–3.33%
AT&T 6.70% 11/15/13	190,000	209,551
Comcast 5.85% 11/15/15	3,300,000	3,757,792
#COX Communications 144A
5.875% 12/1/16	1,550,000	1,791,506
#Crown Castle Towers 144A
3.214% 8/15/15	795,000	804,569
DirecTV Holdings
5.00% 3/1/21	945,000	1,013,224
7.625% 5/15/16	1,405,000	1,492,437
Discovery Communications 3.70% 6/1/15	2,650,000	2,789,348
Qwest 8.375% 5/1/16	1,350,000	1,553,004
Rogers Communications 7.50% 3/15/15	1,262,000	1,478,754
Telecom Italia Capital
4.95% 9/30/14	345,000	320,430
5.25% 11/15/13	300,000	288,300
Time Warner Cable
7.50% 4/1/14	1,420,000	1,590,744
8.25% 2/14/14	495,000	558,217
Verizon Communications
• 1.184% 3/28/14	2,200,000	2,198,607
2.00% 11/1/16	8,835,000	8,870,180
Virgin Media Secured Finance
6.50% 1/15/18	2,200,000	2,348,500
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,651,204
		32,716,367

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical–3.26%
*Brinker International 5.75% 6/1/14	$1,000,000	$1,055,361
#FUEL Trust 144A 3.984% 6/15/16	1,200,000	1,201,008
Johnson Controls 2.60% 12/1/16	3,395,000	3,428,899
•Target 0.575% 7/18/14	8,700,000	8,705,437
Time Warner
3.15% 7/15/15	2,200,000	2,290,176
5.875% 11/15/16	2,145,000	2,478,475
Viacom 2.50% 12/15/16	4,960,000	4,963,854
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,002,779
Walt Disney 1.35% 8/16/16	5,100,000	5,119,818
Western Union 3.65% 8/22/18	740,000	759,829
		32,005,636
Consumer Non-Cyclical–4.72%
Amgen 4.85% 11/18/14	2,865,000	3,107,052
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,343,356
Anheuser-Busch Inbev Worldwide
3.625% 4/15/15	220,000	234,448
#Aristotle Holding 144A 3.50% 11/15/16	3,660,000	3,731,696
AstraZeneca 5.40% 9/15/12	1,035,000	1,070,937
Baxter International 1.85% 1/15/17	2,842,000	2,867,518
CareFusion 5.125% 8/1/14	2,125,000	2,294,333
Coca-Cola Enterprises 2.125% 9/15/15	1,975,000	2,011,133
DENTSPLY International
2.75% 8/15/16	3,195,000	3,229,145
Express Scripts 3.125% 5/15/16	1,180,000	1,187,744
Hospira 6.40% 5/15/15	2,020,000	2,186,721
Kraft Foods 2.625% 5/8/13	1,750,000	1,788,439
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,080,838
Medtronic 3.00% 3/15/15	950,000	1,003,991
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,446,160
5.45% 11/1/15	2,200,000	2,489,978
Stryker 2.00% 9/30/16	5,005,000	5,127,558
Teva Pharmaceutical Finance II
3.00% 6/15/15	1,360,000	1,417,411
#Woolworths 144A
2.55% 9/22/15	4,385,000	4,483,790
3.15% 4/12/16	15,000	15,508
Yale University 2.90% 10/15/14	1,105,000	1,170,714
		46,288,470
Electric–1.71%
Appalachian Power 3.40% 5/24/15	1,445,000	1,512,737
Commonwealth Edison 1.95% 9/1/16	4,405,000	4,402,423
Duke Energy 3.95% 9/15/14	1,615,000	1,724,185
Duke Energy Carolinas 1.75% 12/15/16	5,540,000	5,589,107
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	2,064,309
@#Power Receivables Finance 144A
6.29% 1/1/12	4,149	4,149
Public Service Electric & Gas
2.70% 5/1/15	1,400,000	1,460,631
		16,757,541
Energy–2.95%
#BG Energy Capital 144A
2.875% 10/15/16	3,535,000	3,616,284
Noble Holding International
3.05% 3/1/16	6,710,000	6,904,859
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,494,450
#Schlumberger Norge 144A
1.95% 9/14/16	3,675,000	3,722,404
Shell International Finance
3.10% 6/28/15	980,000	1,051,569
*Statoil 1.80% 11/23/16	5,225,000	5,300,287
Transocean 5.05% 12/15/16	1,330,000	1,359,506
Weatherford International
5.15% 3/15/13	16,000	16,643
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,158,975
8.125% 3/1/14	290,000	324,462
		28,949,439
Finance Companies–1.01%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,148,915
#ERAC USA Finance 144A
2.25% 1/10/14	3,120,000	3,108,582
2.75% 7/1/13	585,000	595,085
General Electric Capital
•0.806% 9/15/14	1,390,000	1,334,343
3.50% 6/29/15	1,205,000	1,264,534
#Hyundai Capital America 144A
4.00% 6/8/17	1,445,000	1,431,550
		9,883,009
Insurance–0.92%
•Chubb 6.375% 3/29/67	1,190,000	1,181,075
MetLife 6.75% 6/1/16	2,015,000	2,323,605
#Metropolitan Life Global Funding I 144A
3.125% 1/11/16	2,965,000	3,045,399
Prudential Financial 3.875% 1/14/15	30,000	31,095
•#ZFS Finance USA Trust IV 144A
5.875% 5/9/32	2,535,000	2,408,250
		8,989,424
Natural Gas–1.05%
Energy Transfer Partners 8.50% 4/15/14	115,000	129,004
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,590,670
9.75% 1/31/14	805,000	930,337
Plains All American Pipeline
3.95% 9/15/15	2,460,000	2,607,233
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,568,870
•6.35% 5/15/67	415,000	416,864
Williams Partners 7.25% 2/1/17	1,711,000	2,032,026
		10,275,004
Real Estate–0.87%
Health Care REIT 3.625% 3/15/16	2,490,000	2,452,914
Simon Property Group 2.80% 1/30/17	5,925,000	6,059,124
		8,512,038

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Technology–1.91%
Hewlett-Packard
1.55% 5/30/14	$2,650,000	$2,607,576
3.00% 9/15/16	1,830,000	1,844,916
3.30% 12/9/16	2,415,000	2,468,763
International Business Machines
1.95% 7/22/16	2,095,000	2,158,441
National Semiconductor 6.60% 6/15/17	925,000	1,137,487
#Seagate Technology International 144A
10.00% 5/1/14	1,205,000	1,369,181
Xerox
• 1.281% 5/16/14	1,410,000	1,390,261
4.25% 2/15/15	3,500,000	3,691,682
6.35% 5/15/18	1,895,000	2,137,471
		18,805,778
Transportation–0.40%
Burlington Northern Santa Fe
7.00% 2/1/14	1,585,000	1,776,760
CSX 4.25% 6/1/21	10,000	10,706
Ryder System 3.50% 6/1/17	2,095,000	2,122,507
		3,909,973
Total Corporate Bonds
(cost $345,380,931)		349,326,664

MUNICIPAL BONDS–3.04%
California State Department of Water
Resources Power Supply Revenue
5.00% 5/1/13	4,370,000	4,643,169
Los Angeles County, California Tax and
Revenue Anticipants Notes Series B
2.50% 3/30/12	10,000,000	10,057,399
Railsplitter Tobacco Settlement Authority,
Illinois Revenue 5.00% 6/1/15	1,475,000	1,624,890
Regional Transportation Authority, Illinois
Taxable Working Cash (NTS) Series C
2.843% 7/1/12	4,400,000	4,448,136
State of California Series A2
2.00% 6/26/12	9,000,000	9,071,280
Total Municipal Bonds
(cost $29,654,965)		29,844,874

NON-AGENCY ASSET-BACKED
SECURITIES–22.68%
•Ally Master Owner Trust
# Series 2010-1 A 144A 2.028% 1/15/15	8,000,000	8,097,080
Series 2010-4 A 1.348% 8/15/17	3,465,000	3,479,930
Series 2011-1 A1 1.148% 1/15/16	8,195,000	8,215,105
•American Express Credit Account
Master Trust
Series 2009-1 A 1.628% 12/15/14	10,000,000	10,048,966
Series 2010-1 B 0.878% 11/16/15	400,000	399,997
Series 2011-1 A 0.448% 4/17/17	3,270,000	3,271,759
Series 2011-1 B 0.978% 4/17/17	1,250,000	1,249,989
Series 2011-2 A 0.398% 6/15/16	2,310,000	2,308,666
•Ameriquest Mortgage Securities
Series 2003-11 AF6 5.64% 12/25/33	36,210	36,160
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.318% 11/15/19	2,115,000	2,075,568
Series 2007-A6 A6 0.338% 9/15/16	2,115,000	2,109,724
•#BMW Floorplan Master Owner Trust
Series 2009-1A A 144A 1.428% 9/15/14	3,000,000	3,016,740
•#Cabela’s Master Credit Card Trust
Series 2011-2A A2 144A 0.878% 6/17/19	8,500,000	8,552,847
Capital One Multi-Asset Execution Trust
• Series 2004-A1 A1 0.488% 12/15/16	2,860,000	2,853,610
• Series 2004-A4 A4 0.498% 3/15/17	2,200,000	2,193,804
• Series 2005-A6 A6 0.453% 7/15/15	3,410,000	3,403,766
• Series 2006-A5 A5 0.338% 1/15/16	2,445,000	2,440,427
• Series 2006-A12 A 0.338% 7/15/16	3,515,000	3,501,621
Series 2007-A7 A7 5.75% 7/15/20	665,000	786,422
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32	55,268	55,747
•Chase Issuance Trust Series 2005-A2 A2
0.348% 12/15/14	2,300,000	2,299,774
•#Chesapeake Funding Series 2009-2A A
144A 2.028% 9/15/21	10,070,385	10,101,534
•#Citibank Omni Master Trust
Series 2009-A14A A14 144A
3.028% 8/15/18	2,985,000	3,131,284
#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.978% 7/15/15	1,500,000	1,507,838
Series 2011-1A A 1.078% 12/15/15	10,000,000	10,009,667
Conseco Financial Series 1997-6 A8
7.07% 1/15/29	356,123	371,031
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	235,000	281,189
• Series 2009-A1 A1 1.578% 12/15/14	4,690,000	4,717,731
• Series 2010-A1 A1 0.928% 9/15/15	4,000,000	4,026,438
• Series 2011-A1 A1 0.628% 8/15/16	1,495,000	1,500,471
• Series 2011-A3 A 0.488% 3/15/17	4,580,000	4,576,211
• Series 2011-A4 A4 0.628% 5/15/19	1,000,000	999,991
•Discover Card Master Trust I
Series 2005-4 A2 0.368% 6/16/15	3,600,000	3,599,617
#Enterprise Fleet Financing Series 2011-3
A2 144A 1.62% 5/20/17	3,710,000	3,705,941
•#FIFC Premium Funding Series 2009-A A
144A 1.728% 2/17/14	3,275,000	3,285,964
•Ford Credit Auto Owner Trust
Series 2008-C A4B 2.028% 4/15/13	537,592	539,579
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.828% 9/15/14	8,700,000	8,765,559
# Series 2010-1 A 144A 1.928% 12/15/14	14,710,000	14,867,823
# Series 2010-3 A2 144A 1.978% 2/15/17	5,725,000	5,885,931
Series 2011-1 A2 0.878% 2/15/16	3,485,000	3,481,229

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
•GE Capital Credit Card Master Note Trust
Series 2009-1 A 2.378% 4/15/15	$9,500,000	$9,556,589
Series 2011-1 A 0.828% 1/15/17	3,435,000	3,456,939
Series 2011-3 A 0.508% 9/15/16	3,600,000	3,599,969
•#Golden Credit Card Trust Series 2011-2A
A 144A 0.678% 10/15/15	2,665,000	2,665,000
Harley-Davidson Motorcycle Trust
Series 2009-4 A3 1.87% 2/15/14	81,047	81,227
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	1,435,000	1,451,483
Series 2010-A A4 2.13% 10/17/16	845,000	859,805
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,683,204
•#Navistar Financial Dealer Note Master
Trust 144A
Series 2009-1 A 1.698% 10/26/15	5,255,000	5,284,568
Series 2010-1 A 1.944% 1/26/15	9,500,000	9,506,533
Series 2011-1 A 1.444% 10/25/16	4,390,000	4,397,998
#Navistar Financial Owner Trust
Series 2010-B A3 144A 1.08% 3/18/14	975,000	974,008
•New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	7,631	7,528
•#Nissan Master Owner Trust Receivables
Series 2010-AA A 144A 1.428% 1/15/15	8,265,000	8,326,058
#Penarth Master Issuer 144A
Series 2011-1A A1 0.935% 5/18/15	3,500,000	3,488,440
Series 2011-2A A1 1.035% 11/18/15	3,100,000	3,100,000
•#PFS Financing Series 2010-DA A 144A
1.728% 2/15/15	3,075,000	3,088,442
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	22,121
Series 2006-KS3 AI3 0.464% 4/25/36	96,758	87,130
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	3,282	3,299
•#Volkswagen Credit Auto Master
Trust Series 2011-1A NOTE 144A
0.974% 9/20/16	4,115,000	4,114,974
Total Non-Agency Asset-Backed
Securities (cost $222,965,376)		222,508,045

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.05%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	58,013	51,999
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	25,732	25,032
Series 2005-3 2A1 5.50% 4/25/20	72,883	73,799
Series 2005-6 7A1 5.50% 7/25/20	53,427	49,864
Series 2005-9 5A1 5.50% 10/25/20	119,835	111,068
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.747% 5/25/33	144	89
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21	33,643	33,663
•wCountrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1 2.801% 5/25/33	11,446	10,698
Series 2003-46 1A1 2.742% 1/19/34	10,554	8,881
•#GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27	14,816	15,745
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	5,424	5,402
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33	8,164	7,324
• Series 2005-6 7A1 5.401% 6/25/35	39,525	38,385
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	10,340	10,392
•Structured ARM Loan Trust
Series 2006-5 5A4 5.269% 6/25/36	13,781	1,099
wWashington Mutual Mortgage Pass
Through Certificates Series 2003-S10 A2
5.00% 10/25/18	46,255	47,927
Total Non-Agency Collateralized
Mortgage Obligations
(cost $496,448)		491,367

REGIONAL BOND–0.22%Δ
Canada–0.22%
Province of Ontario 2.30% 5/10/16	2,045,000	2,108,125
Total Regional Bond (cost $2,040,971)		2,108,125

«SENIOR SECURED LOANS–0.19%
AIG
Tranche 1 6.75% 3/17/15	1,081,731	1,087,139
Tranche 2 7.00% 3/17/16	793,269	798,394
Total Senior Secured Loans
(cost $1,908,750)		1,885,533

U.S. TREASURY OBLIGATIONS–5.85%
*U.S. Treasury Notes
0.375% 11/15/14	10,000	10,008
0.50% 10/15/14	19,070,000	19,151,944
∞ 0.875% 11/30/16	38,155,000	38,277,210
Total U.S. Treasury Obligations
(cost $57,122,210)		57,439,162

	Number of
	Shares
PREFERRED STOCK–0.29%
•PNC Financial Services Group 8.25%	2,765,000	2,856,812
Total Preferred Stock
(cost $2,587,573)		2,856,812

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS–14.73%
≠Discount Notes–2.41%
Fannie Mae 0.01% 3/7/12	$10,636,597	$10,636,405
Federal Home Loan Bank 0.02% 3/21/12	13,047,001	13,046,714
		23,683,119
Repurchase Agreements–11.23%
BNP Paribas 0.02%, dated 12/30/11, to
be repurchased on 1/3/12, repurchase
price $110,189,245 (collateralized by
U.S. government obligations 0.50%-
4.00% 11/30/12-2/15/21; market value
$112,392,780)	110,189,000	110,189,000
		110,189,000
≠U.S. Treasury Obligation–1.09%
U.S. Treasury Bill 0.001% 2/23/12	10,636,597	10,636,405
		10,636,405
Total Short-Term Investments
(cost $144,508,404)		144,508,524

Total Value of Securities Before
Securities Lending Collateral–112.36%
(cost $1,093,925,350)		1,102,543,143

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–1.55%
Investment Companies
BNY Mellon SL DB II
Liquidating Fund	40,345	38,965
Delaware Investments Collateral
Fund No. 1	15,196,130	15,196,130
†@Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral
(cost $15,302,950)		15,235,095

TOTAL VALUE OF SECURITIES–113.91% (cost $1,109,228,300)	1,117,778,238	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(1.56%)	(15,302,950)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.35%)	(121,174,031	)z«
NET ASSETS APPLICABLE TO 97,887,012 SHARES OUTSTANDING–100.00%	$981,301,257
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($43,427,436 / 4,304,586 Shares)	$10.09
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($937,873,821 / 93,582,426 Shares)	$10.02
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$966,618,321
Distributions in excess of net investment income	(10,786)
Accumulated net realized gain on investments	6,673,744
Unrealized appreciation of investments and derivatives	8,019,978
Total net assets	$981,301,257

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

____________________

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of December 31, 2011. Interest rates reset periodically.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.

Δ	Securities have been classified by country of origin.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate value of Rule 144A securities was $202,205,785, which represented 20.61% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $59,936,951 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $4,149, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
∞	Fully or partially pledged as collateral for futures contracts.
z	Of this amount, $149,790,405 represents payable for securities purchased as of December 31, 2011.
«	Includes foreign currency valued at $47 with a cost $48.

The following futures contracts and swap contracts were outstanding at December 31, 20111:

Futures Contracts

				Unrealized
	Notional	Notional		Appreciation
Contracts to Sell	Cost	Value	Expiration Date	(Depreciation)
(179) U.S. Treasury 5 yr Note	$(21,935,385)	$(22,063,148)	3/30/12	$(127,763)
(134) U.S. Treasury Long Bond	(18,991,892)	(19,404,875)	3/30/12	(412,983)
	$(40,927,277)			$(540,746)

Swap Contracts
CDS Contracts
			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
MSC	People’s Republic of China 5 yr CDS	$4,649,000	1.00%	12/20/16	$(127,398)
MSC	Republic of France 5 yr CDS	2,336,000	0.25%	12/20/16	5,702
		$6,985,000			$(121,696)

	Protection Sold / Moody’s Rating:
BAML	CDX.NA.HY.17/ Ba2 / B2	$9,163,000	5.00%	12/20/16	$103,747
BCLY	CDX.NA.HY.17/ Ba2 / B2	4,361,000	5.00%	12/20/16	1,318
CITI	CDX.NA.HY.17 / Ba2 / B2	3,185,000	5.00%	12/20/16	(26,174)
GSC	CDX.NA.HY.17 / Ba2 / B2	6,027,000	5.00%	12/20/16	33,487
JPMC	CDX.NA.HY.17 / Ba2 / B2	3,185,000	5.00%	12/20/16	(26,174)
JPMC	Tyson Foods CDS / Ba2	1,100,000	1.00%	3/20/16	25,129
MSC	CDX.NA.HY.17 / Ba2 / B2	3,185,000	5.00%	12/20/16	(26,174)
		$30,206,000			$85,159
Total					$(36,537)

Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays
CDS – Credit Default Swap
CITI – Citigroup Global Markets
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$14,569,442
Dividends	228,113
Securities lending income	205,577
15,003,132

EXPENSES:
Management fees	4,193,333
Distribution expenses – Service Class	2,443,347
Accounting and administration expenses	336,586
Reports and statements to shareholders	106,736
Dividend disbursing and transfer agent fees and expenses	86,630
Legal fees	58,697
Trustees’ fees	44,554
Audit and tax	41,483
Custodian fees	22,855
Pricing fees	20,776
Registration fees	13,071
Insurance fees	11,158
Consulting fees	8,359
Dues and services	4,372
Trustees’ expenses	2,820
7,394,777
Less waiver of distribution expenses – Service Class	(405,510)
Less expense paid indirectly	(1)
Total operating expenses	6,989,266

NET INVESTMENT INCOME	8,013,866

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,973,259
Futures contracts	(1,156,653)
Foreign currencies	98,290
Foreign currency exchange contracts	(16,332)
Swap contracts	(430,565)
Net realized gain	11,467,999
Net change in unrealized appreciation (depreciation) on:
Investments	669,500
Futures contracts	470,055
Foreign currencies	96
Swap contracts	704,171
Net change in unrealized appreciation (depreciation)	1,843,822

NET REALIZED AND UNREALIZED GAIN	13,311,821

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$21,325,687

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$8,013,866	$9,427,194
Net realized gain	11,467,999	15,067,499
Net change in unrealized
appreciation (depreciation)	1,843,822	(3,450,576)
Net increase in net assets
resulting from operations	21,325,687	21,044,117

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(782,497)	(829,083)
Service Class	(13,210,609)	(10,743,944)
Net realized gain on investments:
Standard Class	(619,137)	(202,007)
Service Class	(11,744,538)	(2,831,235)
	(26,356,781)	(14,606,269)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,955,952	18,015,936
Service Class	361,530,947	406,716,924
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,407,657	1,034,007
Service Class	25,009,877	13,520,613
	404,904,433	439,287,480
Cost of shares repurchased:
Standard Class	(14,048,159)	(10,664,463)
Service Class	(119,533,536)	(121,993,721)
	(133,581,695)	(132,658,184)
Increase in net assets derived from capital
share transactions	271,322,738	306,629,296

NET INCREASE IN NET ASSETS	266,291,644	313,067,144

NET ASSETS:
Beginning of year	715,009,613	401,942,469
End of year (including undistributed
(distributions in excess of) net
investment income of $(10,786) and
$693,384, respectively)	$981,301,257	$715,009,613

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.150	$10.010	$9.190	$9.670	$9.710

Income (loss) from investment operations:
Net investment income[1]	0.119	0.193	0.358	0.418	0.324
Net realized and unrealized gain (loss)	0.171	0.248	0.809	(0.451)	0.099
Total from investment operations	0.290	0.441	1.167	(0.033)	0.423

Less dividends and distributions from:
Net investment income	(0.193)	(0.240)	(0.347)	(0.447)	(0.463)
Net realized gain on investments	(0.157)	(0.061)	–	–	–
Total dividends and distributions	(0.350)	(0.301)	(0.347)	(0.447)	(0.463)

Net asset value, end of period	$10.090	$10.150	$10.010	$9.190	$9.670

Total return[2]	2.91%	4.45%	12.77%	(0.28% )	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,427	$39,362	$30,513	$25,357	$20,880
Ratio of expenses to average net assets	0.58%	0.60%	0.62%	0.63%	0.68%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.58%	0.60%	0.62%	0.67%	0.68%
Ratio of net investment income to average net assets	1.17%	1.90%	3.69%	4.46%	3.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.17%	1.90%	3.69%	4.42%	3.36%
Portfolio turnover	432%	443%	358%	339%	170%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.090	$9.940	$9.130	$9.610	$9.650

Income (loss) from investment operations:
Net investment income[1]	0.093	0.167	0.334	0.395	0.300
Net realized and unrealized gain (loss)	0.161	0.257	0.798	(0.452)	0.099
Total from investment operations	0.254	0.424	1.132	(0.057)	0.399

Less dividends and distributions from:
Net investment income	(0.167)	(0.213)	(0.322)	(0.423)	(0.439)
Net realized gain on investments	(0.157)	(0.061)	–	–	–
Total dividends and distributions	(0.324)	(0.274)	(0.322)	(0.423)	(0.439)

Net asset value, end of period	$10.020	$10.090	$9.940	$9.130	$9.610

Total return[2]	2.56%	4.31%	12.57%	(0.64% )	4.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$937,874	$675,648	$371,429	$84,412	$19,262
Ratio of expenses to average net assets	0.83%	0.85%	0.87%	0.88%	0.93%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.88%	0.90%	0.92%	0.97%	0.98%
Ratio of net investment income to average net assets	0.92%	1.65%	3.44%	4.21%	3.11%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.87%	1.60%	3.39%	4.12%	3.06%
Portfolio turnover	432%	443%	358%	339%	170%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-17

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $42,352 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$400,733	$10,214	$195,955	$17,898
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $23,728 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,996,614,135
Purchases of U.S. government securities	1,618,323,077
Sales other than U.S. government securities	1,631,026,554
Sales of U.S. government securities	1,646,314,350

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,111,251,294	$12,873,005	$(6,346,061)	$6,526,944

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$502,472,668	$5,765,000	$508,237,668
Corporate Debt	–	357,547,978	–	357,547,978
Foreign Debt	–	2,108,125	–	2,108,125
Municipal Bonds	–	29,844,874	–	29,844,874
Preferred Stock	–	2,856,812	–	2,856,812
Securities Lending Collateral	–	15,235,095	–	15,235,095
Short-Term Investments	–	144,508,524	–	144,508,524
U.S. Treasury Obligations	–	57,439,162	–	57,439,162
Total	$–	$1,112,013,238	$5,765,000	$1,117,778,238

Futures Contracts	$(540,746)	$–	$–	$(540,746)
Swap Contracts	–	(36,537)	–	(36,357)

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending	Total
	Securities	Collateral	Series
Balance as of 12/31/10	$125,508	$–	$125,508
Purchases	5,763,625	–	5,763,625
Sales	(125,386)	–	(125,386)
Net realized gain	386	–	386
Net change in unrealized appreciation (depreciation)	867	–	867
Balance as of 12/31/11	$5,765,000	$–	$5,765,000

Net change in unrealized
appreciation (depreciation) from
investments still held as of 12/31/11	$1,375	$–	$1,375

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$22,025,557	$14,606,269
Long-term capital gain	4,331,224	–
	$26,356,781	$14,606,269

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$966,618,321
Undistributed ordinary income	6,123,990
Undistributed long-term capital gains	2,032,004
Other temporary differences	(47,325)
Unrealized appreciation	6,574,267
Net assets	$981,301,257

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, mark-to market of futures contracts, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of foreign currency gain (loss), dividends and distributions, CDS contracts, market discount and premium on debt instruments and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$5,275,070	$(5,275,070)

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	1,677,412	1,778,146
Service Class	35,986,137	40,403,796

Shares issued upon reinvestment of dividends and distributions:
Standard Class	140,035	102,190
Service Class	2,504,610	1,345,041
	40,308,194	43,629,173
Shares repurchased:
Standard Class	(1,389,909)	(1,051,727)
Service Class	(11,895,792)	(12,112,783)
	(13,285,701)	(13,164,510)
Net increase	27,022,493	30,464,663

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2011.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2011, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2011, the net unrealized depreciation of credit default swaps was $36,537. The Series has posted $1,615,000 as collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2011, the Series would have been required to pay $23,221,000 less the value of the contracts’ related reference obligations. The Series received $25,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2011, the notional value of the protection sold was $30,206,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2011, the net unrealized appreciation of the protection sold was $85,159.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of December 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	$–	Other liabilities net of receivables and other assets	$(540,746)

Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	138,553	Other liabilities net of receivables and other assets	(175,090)
Total		$138,553		$(715,836)

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
The effect of derivative instruments on the statement of operations for the year ended December 31, 2011 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(16,332)	$–

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,156,653)	470,055

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(430,565)	704,171
Total		$(1,603,550)	$1,174,226

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2011. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended December 31, 2011.

Asset Derivative Volume
Forward Foreign
Currency Contracts	Futures Contracts	Swap Contracts	Option Contracts
(Average Cost)	(Average Notional Value)	(Average Notional Value)	(Average Notional Amount)
USD 911	USD 63,145,804	USD 6,098,921	USD 8,712

Liability Derivative Volume
Forward Foreign
Currency Contracts	Futures Contracts	Swap Contracts
(Average Cost)	(Average Notional Value)	(Average Notional Value)
USD 20,817	USD 14,736,403	EUR 17,149,841
USD 14,724,617

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Limited-Term Diversified Income Series-24

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $59,936,951, for which the Series received collateral, comprised of non-cash collateral valued at $45,850,439 and cash collateral of $15,302,950. At December 31, 2011, the value of invested collateral was $15,235,095. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-25

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
16%	84%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

Limited-Term Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Limited-Term Diversified Income Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Limited-Term Diversified Income Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Limited-Term Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Board Consideration of Delaware VIP Limited-Term Diversified Income Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Limited-Term Diversified Income Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all short-intermediate investment-grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and the total expenses were in the quartile with the highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 waivers in place through April 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

Limited-Term Diversified Income Series-28

Delaware VIP® Limited-Term Diversified Income Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

Limited-Term Diversified Income Series-29

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Limited-Term Diversified Income Series-30

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

Limited-Term Diversified Income Series-31

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPLTD [12/11] DG3 17349 (2/12) (8435)	Limited-Term Diversified Income Series-32

Delaware VIP® Trust
Delaware VIP REIT Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	20

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP REIT Series Standard Class shares returned +10.96%, and Service Class shares returned +10.62% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the FTSE NAREIT Equity REITs Index, returned +8.28%.

     The Series’ fiscal year was a highly volatile period for U.S. real estate investment trusts (REITs). REIT prices climbed steadily from January through early July 2011, as many investors seemed to embrace the prospect of a moderate economic recovery. As July wore on, however, conditions deteriorated quickly, with several factors weighing on REITs — from worsening fears about the European debt crisis to political battles in Washington, D.C.

     In late July and early August 2011, REIT prices dropped sharply, but they rebounded in subsequent weeks. During the remaining months of the Series’ fiscal year, big price moves occurred regularly.

     Despite the up-and-down nature of the market, REITs enjoyed solid gains overall during the Series’ fiscal year, as a favorable supply-demand balance, coupled with readily available financing at attractive rates, provided generally supportive conditions for property companies.

     During its fiscal year, the Series enjoyed strong results relative to its benchmark, largely due to the favorable returns of certain individual stocks. We tilted the investment portfolio toward high-quality mall, apartment, and self-storage companies, as we believed these businesses would be well positioned to take advantage of the low interest rate environment (and lower financing costs), as well as the pricing power and increased occupancies made possible by tight property supplies.

     In the mall sector, for example, one of the top-performing stocks for the fiscal year was Simon Property Group, the largest position in both the Series and the benchmark. Performance relative to the benchmark was also helped by a mild overweight allocation to the apartment sector, as well by security selection within this sector. Home Properties was a solid performer; while it was not one of the apartment sector’s better performers in absolute terms, we made a timely sale of the stock in the latter part of the fiscal year. Turmoil in the housing market has helped apartment companies in recent years, as more people are renting rather than owning homes.

     Fewer factors had a substantial negative effect on performance. One drag on relative performance was a modest cash position. Because the benchmark is made up entirely of stocks, any uninvested cash position works against relative performance when the market advances. Elsewhere, a handful of individual securities detracted from the performance to a modest degree. The weakest individual holdings during its fiscal year were Brandywine Realty Trust, a suburban office company, and Starwood Hotels & Resorts Worldwide, an owner and operator of upscale hotels.

     In addition to favoring certain high-quality mall, apartment, and self-storage REITs for the majority of the fiscal year, we opted to underweight lodging stocks because of concerns about the health of the economy, as lodging stocks can be economically sensitive. In the second half of the fiscal year, we selectively bought high-quality lodging stocks, as we believed low prices failed to reflect some lodging stocks underlying value.

     In addition, we began to trim the Series’ allocation to stocks whose prices had risen beyond what we considered reasonable, while adding to the Series’ holdings in stocks that we believed were fundamentally solid but still attractively valued.

     We remain confident about our individual holdings but are mindful of the broader macroeconomic risks facing investors today. We believe the excessive levels of debt in Europe (and to a lesser extent, in the United States) bear close scrutiny. As we assess the market environment day by day, we plan to position the investment portfolio as effectively as possible as the landscape changes.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP REIT Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 4, 1998)	+10.96%	+20.22%	-0.59%	+9.77%	+8.93%
Service Class shares (commenced operations on May 1, 2000)	+10.62%	+19.95%	-0.84%	+9.51%	+10.59%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.12%, while total operating expenses for Standard Class and Service Class shares were 0.87% and 1.17%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

REIT Series-2

Delaware VIP® REIT Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011		Starting value	Ending value
– –	FTSE NAREIT Equity REITs Index	$10,000	$26,425
––	Delaware VIP REIT Series (Standard Class shares)	$10,000	$25,402

The chart shows a $10,000 investment in the Delaware VIP REIT Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the FTSE NAREIT Equity REITs Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The FTSE NAREIT Equity REITs Index measures the performance of all publicly traded equity real estate investment trusts (REITs) traded on U.S. exchanges, excluding timber REITs.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

REIT Series-3

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$997.10	0.84%	$4.23
Service Class	1,000.00	996.20	1.09%	5.48
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.97	0.84%	$4.28
Service Class	1,000.00	1,019.71	1.09%	5.55
*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	94.64%
Diversified REITs	3.78%
Healthcare REITs	12.03%
Hotel REITs	5.10%
Industrial REITs	4.03%
Mall REITs	18.78%
Manufactured Housing REIT	1.37%
Multifamily REITs	17.75%
Office REITs	12.49%
Office/Industrial REITs	4.21%
Real Estate Operating Company	0.32%
Self-Storage REITs	5.60%
Shopping Center REITs	6.82%
Single Tenant REIT	1.21%
Specialty REIT	1.15%
Exchange-Traded Fund	1.70%
Short-Term Investments	3.69%
Securities Lending Collateral	18.75%
Total Value of Securities	118.78%
Written Option	(0.03%)
Obligation to Return Securities Lending Collateral	(19.11%)
Receivables and Other Assets Net of Other Liabilities	0.36%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	11.64%
Public Storage	4.76%
Equity Residential	4.64%
HCP	4.49%
Ventas	4.42%
Boston Properties	4.40%
Host Hotels & Resorts	3.94%
ProLogis	3.58%
Macerich	3.48%
AvalonBay Communities	3.33%

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
December 31, 2011

	Number of
	Shares	Value
COMMON STOCK–94.64%
Diversified REITs–3.78%
Lexington Realty Trust	233,746	$1,750,758
Vornado Realty Trust	156,218	12,006,915
		13,757,673
Healthcare REITs–12.03%
*HCP	394,335	16,337,298
*Health Care REIT	207,875	11,335,424
*Ventas	291,474	16,068,962
		43,741,684
Hotel REITs–5.10%
Host Hotels & Resorts	969,377	14,317,698
*LaSalle Hotel Properties	98,955	2,395,701
†Strategic Hotels & Resorts	339,787	1,824,656
		18,538,055
Industrial REITs–4.03%
*DCT Industrial Trust	317,070	1,623,398
ProLogis	455,150	13,012,739
		14,636,137
Mall REITs–18.78%
*CBL & Associates Properties	258,135	4,052,720
General Growth Properties	358,652	5,386,953
*Macerich	249,935	12,646,711
*Simon Property Group	328,203	42,318,495
*Taubman Centers	62,450	3,878,145
		68,283,024
Manufactured Housing REIT–1.37%
Equity Lifestyle Properties	74,489	4,967,671
		4,967,671
Multifamily REITs–17.75%
Apartment Investment & Management	84,600	1,938,186
AvalonBay Communities	92,840	12,124,904
BRE Properties	114,179	5,763,756
Camden Property Trust	100,960	6,283,750
*Colonial Properties Trust	178,200	3,717,252
Education Realty Trust	356,875	3,650,831
Equity Residential	295,500	16,852,365
*Essex Property Trust	51,870	7,288,254
UDR	275,729	6,920,798
		64,540,096
Office REITs–12.49%
*Alexandria Real Estate Equities	78,350	5,403,800
*Boston Properties	160,690	16,004,723
Brandywine Realty Trust	148,170	1,407,615
*Douglas Emmett	243,750	4,446,000
*Highwoods Properties	122,075	3,621,965
*Kilroy Realty	142,040	5,407,463
SL Green Realty	136,968	9,127,548
		45,419,114
Office/Industrial REITs–4.21%
*Digital Realty Trust	97,890	6,526,326
Duke Realty	98,500	1,186,925
*DuPont Fabros Technology	80,325	1,945,472
*Liberty Property Trust	95,285	2,942,401
PS Business Parks	48,865	2,708,587
		15,309,711
Real Estate Operating Company–0.32%
Starwood Hotels & Resorts Worldwide	24,130	1,157,516
		1,157,516
Self-Storage REITs–5.60%
*Extra Space Storage	127,000	3,077,210
Public Storage	128,657	17,299,220
		20,376,430
Shopping Center REITs–6.82%
Acadia Realty Trust	80,825	1,627,816
DDR	605,779	7,372,330
*Federal Realty Investment Trust	51,914	4,711,196
Kimco Realty	516,899	8,394,439
Regency Centers	71,489	2,689,416
		24,795,197
Single Tenant REIT–1.21%
*National Retail Properties	166,102	4,381,771
		4,381,771
Specialty REIT–1.15%
Rayonier	93,819	4,187,142
		4,187,142
Total Common Stock
(cost $305,700,801)		344,091,221

EXCHANGE-TRADED FUND–1.70%
*iShares Dow Jones U.S. Real Estate
Index Fund	108,600	6,167,394
Total Exchange-Traded Funds
(cost $5,892,125)		6,167,394

	Principal
	Amount
SHORT-TERM INVESTMENTS–3.69%
≠Discount Notes–0.61%
Fannie Mae 0.01% 3/7/12	$952,178	952,161
Federal Home Loan Bank 0.02% 3/21/12	1,272,965	1,272,937
		2,225,098
Repurchase Agreement–2.82%
BNP Paribas 0.02%, dated 12/30/11,
to be repurchased on 1/3/12,
repurchase price $10,264,023
(collateralized by U.S. government
obligations 0.50%-4.00% 11/30/12-2/15/15;
market value $10,469,280)	10,264,000	10,264,001
		10,264,001
U.S. Treasury Bill–0.26%
U.S. Treasury Bill 0.001% 2/23/12	952,178	952,161
		952,161
Total Short-Term Investments
(cost $13,441,246)		13,441,260

Total Value of Securities Before
Securities Lending Collateral–100.03%
(cost $325,034,172)		363,699,875

REIT Series-6

Delaware VIP® REIT Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
SECURITIES LENDING
COLLATERAL**–18.75%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	398,801	$385,162
Delaware Investments Collateral
Fund No.1	67,780,374	67,780,374
@†Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral
(cost $69,498,153)		68,165,536

Total Value of Securities–118.78%
(cost $394,532,325)		431,865,411 ©

	Number of
	Contracts
WRITTEN OPTION–(0.03%)
Call Option–(0.00%)
AVB, Strike Price $125.00,
Expires 1/21/12 (MSC)	(135)	(94,500)
Total Written Option
(premium received $(77,850))		(94,500)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(19.11%)		(69,498,153)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.36%		1,303,297
NET ASSETS APPLICABLE TO 34,753,006 SHARES OUTSTANDING–100.00%		$363,576,055
NET ASSET VALUE–DELAWARE VIP REIT SERIES
STANDARD CLASS ($187,545,088 / 17,918,843 Shares)		$10.47
NET ASSET VALUE–DELAWARE VIP REIT SERIES
SERVICE CLASS ($176,030,967 / 16,834,163 Shares)		$10.46
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)		$462,168,125
Undistributed net investment income		5,753,827
Accumulated net realized loss on investments		(141,662,333)
Net unrealized appreciation of investments and derivatives		37,316,436
Total net assets		$363,576,055
____________________

†	Non income producing security.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $67,471,489 of securities loaned.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$8,791,991
Securities lending income	126,811
Interest	4,374
Foreign tax witheld	(5,846)
8,917,330

EXPENSES:
Management fees	2,692,212
Distribution expenses – Service Class	507,278
Accounting and administration expenses	141,066
Reports and statements to shareholders	71,362
Dividend disbursing and transfer agent fees and expenses	42,187
Audit and tax	24,663
Legal fees	22,896
Trustees’ fees	19,128
Custodian fees	7,902
Insurance fees	5,494
Consulting fees	3,649
Dues and services	3,273
Trustees’ expenses	1,271
Registration fees	645
Pricing fees	417
3,543,443
Less waiver of distribution expenses – Service Class	(84,546)
Less expense paid indirectly	(1)
Total operating expenses	3,458,896

NET INVESTMENT INCOME	5,458,434

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	30,608,885
Net change in unrealized appreciation (depreciation) on:
Investments	(763,995)
Written options	(16,650)
Net change in unrealized appreciation (depreciation)	(780,645)

NET REALIZED AND UNREALIZED GAIN	29,828,240

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$35,286,674

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,458,434	$6,408,328
Net realized gain	30,608,885	71,432,109
Net change in unrealized appreciation
(depreciation)	(780,645)	(5,800,207)
Net increase in net assets resulting
from operations	35,286,674	72,040,230

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,998,659)	(4,671,915)
Service Class	(2,261,961)	(3,541,915)
	(5,260,620)	(8,213,830)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,512,582	33,655,691
Service Class	38,033,245	35,896,673
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,998,659	4,671,915
Service Class	2,261,961	3,541,915
	65,806,447	77,766,194
Cost of shares repurchased:
Standard Class	(41,204,062)	(34,901,823)
Service Class	(34,894,892)	(36,496,475)
	(76,098,954)	(71,398,298)
Increase (decrease) in net assets derived
from capital share transactions	(10,292,507)	6,367,896

NET INCREASE IN NET ASSETS	19,733,547	70,194,296

NET ASSETS:
Beginning of year	343,842,508	273,648,212
End of year (including undistributed
net investment income of $5,753,827
and $5,556,013, respectively)	$363,576,055	$343,842,508

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$9.580	$7.750	$6.640	$15.830	$22.860

Income (loss) from investment operations:
Net investment income[1]	0.165	0.189	0.189	0.244	0.253
Net realized and unrealized gain (loss)	0.883	1.880	1.211	(3.678)	(2.541)
Total from investment operations	1.048	2.069	1.400	(3.434)	(2.288)

Less dividends and distributions from:
Net investment income	(0.158)	(0.239)	(0.290)	(0.348)	(0.297)
Net realized gain on investments	–	–	–	(5.408)	(4.445)
Total dividends and distributions	(0.158)	(0.239)	(0.290)	(5.756)	(4.742)

Net asset value, end of period	$10.470	$9.580	$7.750	$6.640	$15.830

Total return[2]	10.96%	26.98%	23.31%	(35.06% )	(13.94% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,545	$187,293	$148,975	$136,561	$250,072
Ratio of expenses to average net assets	0.85% [3]	0.87% [3]	0.89%	0.87%	0.83%
Ratio of net investment income to average net assets	1.64% [3]	2.19% [3]	3.13%	2.37%	1.30%
Portfolio turnover	108%	181%	183%	106%	72%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-9

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$9.580	$7.760	$6.620	$15.790	$22.820

Income (loss) from investment operations:
Net investment income[1]	0.140	0.167	0.174	0.218	0.205
Net realized and unrealized gain (loss)	0.876	1.877	1.230	(3.680)	(2.544)
Total from investment operations	1.016	2.044	1.404	(3.462)	(2.339)

Less dividends and distributions from:
Net investment income	(0.136)	(0.224)	(0.264)	(0.300)	(0.246)
Net realized gain on investments	–	–	–	(5.408)	(4.445)
Total dividends and distributions	(0.136)	(0.224)	(0.264)	(5.708)	(4.691)

Net asset value, end of period	$10.460	$9.580	$7.760	$6.620	$15.790

Total return[2]	10.62%	26.61%	23.24%	(35.28% )	(14.18)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,031	$156,550	$124,673	$126,072	$237,362
Ratio of expenses to average net assets	1.10% [3]	1.12% [3]	1.14%	1.12%	1.08%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.15%	1.17%	1.19%	1.17%	1.13%
Ratio of net investment income to average net assets	1.39% [3]	1.94% [3]	2.88%	2.12%	1.05%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.34%	1.89%	2.83%	2.07%	1.00%
Portfolio turnover	108%	181%	183%	106%	72%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[3]	The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-10

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2011.

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $17,750 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$225,331	$3,736	$36,214	$5,270
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $10,949 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$381,430,257
Sales	395,392,528

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$425,248,195	$44,100,462	$(37,483,246)	$6,617,216

REIT Series-12

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$344,091,221	$–	$–	$344,091,221
Investment Companies	6,167,394	–	–	6,167,394
Securities Lending Collateral	–	68,165,536	–	68,165,536
Short-Term Investments	–	13,441,260	–	13,441,260
Total	$350,258,615	$81,606,796	$–	$431,865,411

Written Option	$(94,500)	$–	$–	$(94,500)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$5,260,620	$8,213,830

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$462,168,125
Undistributed ordinary income	5,753,827
Capital loss carryforwards	(108,652,848)
Post-October losses	(2,293,615)
Unrealized appreciation	6,600,566
Net assets	$363,576,055

REIT Series-13

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2011 through December 31, 2011 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $20,832,478 was utilized in 2011. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $16,949,182 expires in 2016 and $91,703,666 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	2,209,061	3,877,080
Service Class	3,754,231	4,122,194

Shares issued upon reinvestment of dividends and distributions:
Standard Class	289,726	533,324
Service Class	218,336	403,867
	6,471,354	8,936,465

Shares repurchased:
Standard Class	(4,121,741)	(4,082,769)
Service Class	(3,480,956)	(4,256,982)
	(7,602,697)	(8,339,751)
Net increase (decrease)	(1,131,343)	596,714

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family® of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Options Contracts—During the year ended December 31, 2011, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium

REIT Series-14

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the year ended December 31, 2011 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2010	–	$–
Options written	135	77,850
Options outstanding at December 31, 2011	135	$77,850

See the Statement of operations on page 8 for the realized and unrealized gain or loss on derivatives.

The written option outstanding at December 31, 2011 was the only derivative activity for the year ended December 31, 2011.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Series is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $67,471,489, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $68,165,536. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

REIT Series-15

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

REIT Series-16

Delaware VIP® Trust — Delaware VIP REIT Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP REIT Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP REIT Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

REIT Series-17

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Board Consideration of Delaware VIP REIT Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP REIT Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the three- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the one- and ten-year periods was in the first and third quartiles, respectively. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings

REIT Series-18

Delaware VIP® REIT Series
Other Series Information (continued)

and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

REIT Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

REIT Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

REIT Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPREIT [12/11] DG3 17350 (2/12) (8435)	REIT Series-22

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP Small Cap Value Series returned -1.33% for Standard Class shares and -1.59% for Service Class shares, both with all distributions reinvested. The Series’ benchmark index, the Russell 2000® Value Index, returned -5.50% for the same period.

     During the Series’ fiscal year, small-cap value stocks followed a sharp up-down-up pattern in response to decelerating global economic growth, a deepening credit crunch in the euro zone, and generally fragile investor sentiment regarding risk. Yet despite a drop of approximately 20% from early July through November 2011, many small-cap stocks finished the fiscal year close to where they began 12 months earlier (source: Bloomberg).

     At the beginning of the fiscal year, many investors were optimistic that the pace of economic growth would accelerate in 2011, led by recoveries in the labor and housing markets. By early spring, however, a series of events had begun to chip away at that optimism. Fast-rising food and energy prices undermined consumer buying power. A broad bull market in commodities was driven by Federal Reserve policy that pushed the dollar lower, and by popular uprisings in the Middle East and Africa that toppled long-entrenched dictatorships and threatened energy supplies. In March 2011, a devastating earthquake, tsunami, and nuclear crisis in Japan disrupted not only that country’s failing economy, but global supply chains as well.

     As the Series’ fiscal year drew to a close, stock prices were mostly rising amid near hyper volatility. While the euro-zone crisis remained unresolved, a consensus emerged that European politicians and institutions had heard the dire warnings from financial markets and were prepared to take steps to keep the euro zone’s single-currency experiment alive. Finally, there were hopeful signs that the U.S. economy was gaining traction after the summer slowdown, with employment, manufacturing, and housing all showing signs of life.

     Security selection, rather than sector allocation, was the driving force behind performance for its fiscal year. Stock selection was strong in several sectors, including consumer services, financials, capital spending, transportation, utilities, and healthcare. Conversely, subpar stock selection detracted from performance in the energy, real estate investment trust (REIT), and consumer cyclicals sectors.

     Harleysville Group, a property and casualty insurer, contributed to performance for the fiscal year. In late September 2011, Nationwide Insurance offered to acquire the company in a deal that is expected to close during the first quarter of 2012. On the day of the announcement, after a sharp jump in its stock price, we opportunistically sold the shares.

     Also, Big Lots, a retailer specializing in the sale of overstocked goods from other retailers, posted positive gains in the latter part of the fiscal year — earnings were generally in line with expectations and the company continued repurchasing significant amounts of its own stock. We added to our position because we believe the valuation is still compelling.

     Forest Oil detracted from performance, as it struggled due to chronic weakness in natural gas prices, which remain near the low end of their historical ratio relative to oil prices. We think the gap should close over time and thus, we increased exposure to the stock on an incremental basis.

     Ferro, a specialty chemical company that produces materials that enhance the performance of industrial, solar, and electronics products failed to produce positive returns — the company’s stock declined significantly as earnings came in below expectations. We retained our position in the stock due to our positive view of its valuation and the strength of the company’s cash flow.

     We believe the Series continues to be positioned to potentially benefit from a growing economy and it is therefore overweight in the more cyclical sectors of the domestic equity market, including consumer services, basic industries, and capital spending (although we have slightly reduced exposure to capital goods and commodity producers). We expect to continue to carry underweight positions in the more defensive areas of the market including REITs and utilities.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Small Cap Value Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Dec. 27, 1993)	-1.33%	+19.83%	+2.41%	+8.84%	+10.25%
Service Class shares (commenced operations on May 1, 2000)	-1.59%	+19.53%	+2.16%	+8.58%	+9.94%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.08%, while total operating expenses for Standard Class and Service Class shares were 0.83% and 1.13%, respectively. The management fee for Standard Class and Service Class shares was 0.73%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Small Cap Value Series-2

Delaware VIP® Small Cap Value Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011		Starting value	Ending value
––	Delaware VIP Small Cap Value Series (Standard Class shares)	$10,000	$23,319
– –	Russell 2000 Value Index	$10,000	$18,595

The chart shows a $10,000 investment in the Delaware VIP Small Cap Value Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the Russell 2000 Value Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$936.70	0.80%	$3.91
Service Class	1,000.00	935.40	1.05%	5.12
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.17	0.80%	$4.08
Service Class	1,000.00	1,019.91	1.05%	5.35

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	99.07%
Basic Industry	9.54%
Business Services	1.77%
Capital Spending	8.98%
Consumer Cyclical	1.68%
Consumer Services	16.43%
Consumer Staples	1.13%
Energy	8.33%
Financial Services	21.20%
Healthcare	5.99%
Real Estate	3.48%
Technology	13.64%
Transportation	3.68%
Utilities	3.22%
Short-Term Investments	1.06%
Securities Lending Collateral	1.49%
Total Value of Securities	101.62%
Obligation to Return Securities Lending Collateral	(1.63%)
Receivables and Other Assets Net of Other Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Whiting Petroleum	2.81%
Albemarle	2.51%
United Rentals	2.08%
East West Bancorp	2.03%
Cytec Industries	1.97%
Infinity Property & Casualty	1.93%
Synopsys	1.93%
Platinum Underwriters Holdings	1.90%
FMC	1.84%
Southwest Gas	1.83%

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
December 31, 2011

	Number of
	Shares	Value
COMMON STOCK–99.07%
Basic Industry–9.54%
Albemarle	400,900	$20,650,359
Cytec Industries	363,800	16,243,670
†Ferro	868,100	4,245,009
FMC	175,600	15,108,624
Glatfelter	292,900	4,135,748
Kaiser Aluminum	140,500	6,446,140
Valspar	298,600	11,636,442
		78,465,992
Business Services–1.77%
Brink’s	218,200	5,865,216
United Stationers	226,600	7,378,096
Viad	76,400	1,335,472
		14,578,784
Capital Spending–8.98%
Actuant Class A	462,700	10,498,663
†Altra Holdings	405,000	7,626,150
Chicago Bridge & Iron	341,000	12,889,800
Gardner Denver	184,900	14,248,394
Regal Beloit	225,000	11,468,250
†United Rentals	579,700	17,130,135
		73,861,392
Consumer Cyclical–1.68%
*Autoliv	100,000	5,349,000
*Knoll	309,900	4,602,015
†Meritage Homes	165,000	3,826,350
		13,777,365
Consumer Services–16.43%
†Big Lots	279,300	10,546,368
Brinker International	265,000	7,091,400
Cato Class A	304,300	7,364,060
CEC Entertainment	218,000	7,510,100
†Cheesecake Factory	260,300	7,639,805
*†Children’s Place Retail Stores	134,800	7,160,576
†Collective Brands	355,200	5,104,224
Finish Line Class A	390,600	7,532,721
†Genesco	145,000	8,952,300
†Jack in the Box	328,000	6,855,200
Men’s Wearhouse	275,600	8,932,196
Meredith	206,800	6,752,020
Movado Group	74,700	1,357,299
PETsMART	272,300	13,966,267
Rent-A-Center	242,000	8,954,000
*Stage Stores	426,325	5,921,654
*†Warnaco Group	123,500	6,179,940
Wolverine World Wide	206,150	7,347,186
		135,167,316
Consumer Staples–1.13%
*Ruddick	218,800	9,329,632
		9,329,632
Energy–8.33%
†Forest Oil	564,000	7,642,200
†Helix Energy Solutions Group	598,300	9,453,140
†Lone Pine Resources	601,941	4,219,606
Patterson-UTI Energy	452,000	9,030,960
Southwest Gas	354,300	15,054,207
†Whiting Petroleum	494,400	23,083,536
		68,483,649
Financial Services–21.20%
Bank of Hawaii	281,100	12,506,139
Berkley (W.R.)	195,543	6,724,724
Boston Private Financial Holdings	666,200	5,289,628
Comerica	140,031	3,612,800
Community Bank System	425,300	11,823,340
CVB Financial	296,500	2,973,895
East West Bancorp	846,536	16,719,085
First Financial Bancorp	506,000	8,419,840
First Midwest Bancorp	399,600	4,047,948
Hancock Holding	386,100	12,343,617
@Independent Bank	364,800	9,955,392
@Infinity Property & Casualty	280,500	15,915,569
@NBT Bancorp	552,600	12,229,038
Platinum Underwriters Holdings	457,700	15,612,147
S&T Bancorp	240,800	4,707,640
Selective Insurance Group	765,100	13,565,223
StanCorp Financial Group	119,600	4,395,300
Univest Corporation of Pennsylvania	65,800	963,312
Validus Holdings	237,921	7,494,512
Wesbanco	258,700	5,036,889
		174,336,038
Healthcare–5.99%
Cooper	116,500	8,215,580
†Haemonetics	107,800	6,599,516
*Owens & Minor	252,950	7,029,481
*Service Corp. International	995,700	10,604,205
*Teleflex	118,800	7,281,252
*Universal Health Services Class B	244,600	9,505,156
		49,235,190
Real Estate–3.48%
Brandywine Realty Trust	538,933	5,119,864
Education Realty Trust	408,700	4,181,001
*Government Properties Income Trust	197,500	4,453,625
Highwoods Properties	233,500	6,927,945
Washington Real Estate
Investment Trust	289,700	7,923,295
		28,605,730
Technology–13.64%
Black Box	179,802	5,041,648
†Brocade Communications Systems	1,442,300	7,485,537
†Cirrus Logic	625,300	9,911,005
†Compuware	1,076,100	8,953,152
†Electronics for Imaging	330,000	4,702,500
†NetScout Systems	168,200	2,960,320
†ON Semiconductor	1,275,200	9,844,544
†Parametric Technology	647,700	11,827,002
†Premiere Global Services	821,550	6,958,529
@†QAD
Class A	143,400	1,505,700
* Class B	35,850	371,048

Small Cap Value Series-6

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
†RF Micro Devices	1,178,000	$6,361,200
†Synopsys	582,700	15,849,439
†Tech Data	206,100	10,183,401
†Vishay Intertechnology	1,138,900	10,238,711
		112,193,736
Transportation–3.68%
Alexander & Baldwin	318,700	13,009,334
†Kirby	215,500	14,188,520
*†Saia	247,800	3,092,544
		30,290,398
Utilities–3.22%
Black Hills	162,600	5,460,108
*El Paso Electric	370,100	12,820,264
NorthWestern	230,000	8,231,700
		26,512,072
Total Common Stock
(cost $655,427,553)		814,837,294

	Principal
	Amount
SHORT-TERM INVESTMENTS–1.06%
≠Discount Notes–0.23%
Fannie Mae 0.01% 3/7/12	$891,058	891,042
Federal Home Loan Bank 0.02% 3/21/12	1,023,169	1,023,146
		1,914,188
Repurchase Agreement–0.72%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price
$5,919,013 (collateralized by U.S. government
obligations 0.50%-4.00% 11/30/12-2/15/21;
market value $6,037,380)	5,919,000	5,919,000
		5,919,000
≠U.S. Treasury Obligation–0.11%
U.S. Treasury Bill 0.001% 2/23/12	891,058	891,042
		891,042
Total Short-Term Investments
(cost $8,724,221)		8,724,230

Total Value of Securities Before Securities
Lending Collateral–100.13%
(cost $664,151,774)		823,561,524

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–1.49%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	944,128	911,839
Delaware Investments
Collateral Fund No.1	11,323,818	11,323,818
@†Mellon GSL Reinvestment Trust II	1,097,376	0
Total Securities Lending Collateral
(cost $13,365,322)		12,235,657

TOTAL VALUE OF SECURITIES–101.62% (cost $677,517,096)		835,797,181	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(1.63%)		(13,365,322)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.01%		88,512
NET ASSETS APPLICABLE TO 26,257,951 SHARES OUTSTANDING–100.00%		$822,520,371
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($243,439,999 / 7,756,266 Shares)		$31.39
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($579,080,372 / 18,501,685 Shares)		$31.30
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)		$600,766,665
Undistributed net investment income		4,071,323
Accumulated net realized gain on investments		59,402,298
Net unrealized appreciation of investments		158,280,085
Total net assets		$822,520,371
____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $39,976,747 which represented 4.86% of the Series’ net assets. See Note 9 in “Notes to Financial Statements”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $13,027,803 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$11,818,503
Securities lending income	49,405
Interest	8,023
Foreign tax withheld	(5,333)
11,870,598

EXPENSES:
Management fees	6,255,463
Distribution expenses – Service Class	1,763,791
Accounting and administration expenses	337,158
Reports and statements to shareholders	99,920
Dividend disbursing and transfer agent fees and expenses	92,227
Legal fees	60,701
Trustees’ fees	45,861
Audit and tax	45,077
Insurance fees	14,382
Custodian fees	14,030
Consulting fees	8,679
Dues and services	6,149
Trustees’ expenses	2,983
Pricing fees	739
Registration fees	637
8,747,797
Less waiver of distribution expenses – Service Class	(293,965)
Less expense paid indirectly	(2)
Total operating expenses	8,453,830

NET INVESTMENT INCOME	3,416,768

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	66,298,259
Net change in unrealized appreciation (depreciation)
of investments	(80,965,613)

NET REALIZED AND UNREALIZED LOSS	(14,667,354)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(11,250,586)

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,416,768	$3,197,785
Net realized gain	66,298,259	74,989,017
Net change in unrealized
appreciation (depreciation)	(80,965,613)	149,600,052
Net increase (decrease) in net assets
resulting from operations	(11,250,586)	227,786,854

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,398,884)	(1,955,999)
Service Class	(1,698,312)	(2,370,846)
	(3,097,196)	(4,326,845)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,348,102	53,329,974
Service Class	83,765,143	77,008,973
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,398,884	1,591,355
Service Class	1,698,312	2,370,846
	115,210,441	134,301,148
Cost of shares repurchased:
Standard Class	(100,100,673)	(99,228,967)
Service Class	(89,058,079)	(96,746,297)
	(189,158,752)	(195,975,264)
Decrease in net assets derived from
capital share transactions	(73,948,311)	(61,674,116)

NET INCREASE (DECREASE)
IN NET ASSETS	(88,296,093)	161,785,893

NET ASSETS:
Beginning of year	910,816,464	749,030,571
End of year (including undistributed
net investment income of $4,071,323
and $3,751,751, respectively)	$822,520,371	$910,816,464

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$31.960	$24.310	$18.630	$28.650	$33.420

Income (loss) from investment operations:
Net investment income[1]	0.181	0.149	0.160	0.190	0.194
Net realized and unrealized gain (loss)	(0.593)	7.673	5.712	(8.248)	(2.127)
Total from investment operations	(0.412)	7.822	5.872	(8.058)	(1.933)

Less dividends and distributions from:
Net investment income	(0.158)	(0.172)	(0.192)	(0.201)	(0.168)
Net realized gain on investments	–	–	–	(1.761)	(2.669)
Total dividends and distributions	(0.158)	(0.172)	(0.192)	(1.962)	(2.837)

Net asset value, end of period	$31.390	$31.960	$24.310	$18.630	$28.650

Total return[2]	(1.33% )	32.27%	31.83%	(29.88% )	(6.62% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$243,440	$316,960	$279,723	$241,427	$353,412
Ratio of expenses to average net assets	0.81% [3]	0.83% [3]	0.85%	0.85%	0.81%
Ratio of net investment income to average net assets	0.57% [3]	0.56% [3]	0.82%	0.78%	0.61%
Portfolio turnover	17%	10%	19%	29%	27%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$31.890	$24.280	$18.590	$28.570	$33.330

Income (loss) from investment operations:
Net investment income[1]	0.101	0.082	0.111	0.129	0.115
Net realized and unrealized gain (loss)	(0.600)	7.651	5.709	(8.226)	(2.117)
Total from investment operations	(0.499)	7.733	5.820	(8.097)	(2.002)

Less dividends and distributions from:
Net investment income	(0.091)	(0.123)	(0.130)	(0.122)	(0.089)
Net realized gain on investments	–	–	–	(1.761)	(2.669)
Total dividends and distributions	(0.091)	(0.123)	(0.130)	(1.883)	(2.758)

Net asset value, end of period	$31.300	$31.890	$24.280	$18.590	$28.570

Total return[2]	(1.59% )	31.92%	31.56%	(30.07% )	(6.84% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$579,080	$593,856	$469,308	$413,442	$626,060
Ratio of expenses to average net assets	1.06% [3]	1.08% [3]	1.10%	1.10%	1.06%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.11%	1.13%	1.15%	1.15%	1.11%
Ratio of net investment income to average net assets	0.32% [3]	0.31% [3]	0.57%	0.53%	0.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.27%	0.26%	0.52%	0.48%	0.31%
Portfolio turnover	17%	10%	19%	29%	27%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[3]	The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-10

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2011.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $2 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $42,424 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$508,426	$8,656	$121,818	$12,413
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $25,708 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$143,583,952
Sales	199,336,313

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$678,036,695	$225,611,742	$(67,851,256)	$157,760,486

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$814,837,294	$–	$–	$814,837,294
Securities Lending Collateral	–	12,235,657	–	12,235,657
Short-Term Investments	–	8,724,230	–	8,724,230
Total	$814,837,294	$20,959,887	$–	$835,797,181

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$3,097,196	$4,326,845

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$600,766,665
Undistributed ordinary income	6,691,449
Undistributed long-term capital gain	57,301,771
Unrealized appreciation	157,760,486
Net assets	$822,520,371

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $6,126,868 was utilized in 2011.

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	871,350	1,930,322
Service Class	2,618,058	2,832,172

Shares issued upon reinvestment of dividends and distributions:
Standard Class	40,760	56,371
Service Class	49,528	84,013
	3,579,696	4,902,878
Shares repurchased:
Standard Class	(3,071,954)	(3,574,787)
Service Class	(2,786,218)	(3,625,382)
	(5,858,172)	(7,200,169)
Net decrease	(2,278,476)	(2,297,291)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to

Small Cap Value Series-14

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $13,027,803, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $12,235,657. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	100%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Small Cap Value Series-15

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Small Cap Value Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Small Cap Value Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Small Cap Value Series-16

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Board Consideration of Delaware VIP Small Cap Value Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Small Cap Value Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as a small cap core fund. However, Management believes that it would be more appropriate to include the Series in the small cap value category. Accordingly, the Lipper report prepared for the Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all small cap core and small cap value funds underlying variable insurance products. When compared to small cap core and small cap value funds, the Lipper report showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

When compared to other small cap core funds, the expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. When compared to other small cap value funds, the expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

Small Cap Value Series-17

Delaware VIP® Small Cap Value Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

Small Cap Value Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Small Cap Value Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

Small Cap Value Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPSCV [12/11] DG3 17351 (2/12) (8435)	Small Cap Value Series-21

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP U.S. Growth Series Standard Class shares returned +7.63%, while Service Class shares returned +7.50% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 1000™ Growth Index, returned +2.64% for the same period.

     When the Series’ fiscal year began, investor sentiment generally seemed to brighten in response to several positive developments, which included higher levels of retail sales and consumer spending, the Federal Reserve’s renewed commitment to spur the economy by purchasing Treasury notes in the secondary market, and an uptick in gross domestic product growth (GDP). Additionally, the enactment of the U.S. government’s tax-cut package also appeared to remove some uncertainty from the markets.

     Beginning in the spring and summer months of 2011, however, many investors began responding to a pause in economic growth, as well as broad euro-zone fears related primarily to the increasing risk of a Greek debt restructuring and possible default. Major equity indices reflected the increased level of uncertainty, generally declining through most of May and much of June.

     Equity markets generally experienced significant volatility during the final months of the fiscal year. On the whole, however, the positive returns of October and December 2011 were much more significant than the negative month of November.

     MasterCard was the strongest contributor to performance during the fiscal year. With the release of the Fed’s recommendations for debit card interchange rates and network exclusivity rules in June 2011, many key elements of uncertainty became clearer and allowed investors to focus on what we believe are the company’s strong fundamentals.

     Ctrip.com International was a significant detractor for the Series during its fiscal year. The company released disappointing earnings guidance for the near term due to its response to a competitor’s aggressive pricing tactics in the hotel booking business. While it appears this competitive response will hurt margins in the near term, we agree with company management that taking some short-term decrease in margin is worth the ultimate goal of driving smaller, more promotional, competitors out of the business. We believe Ctrip.com has the size, competitive position, and balance sheet strength to outlast pricing strategies like this which, in our opinion, will ultimately give way to more rational pricing decisions in the industry. We continue to hold the stock in the Series.

     As evidenced by the volatility and significant swings in the equity markets during the fiscal year, many investors are struggling with accurately predicting the pace of global economic recovery and many other external factors that threaten economic fundamentals (for example, the European sovereign debt crisis). While some fundamentals may still be trending in a positive direction (from a very low base during the global financial crisis in 2008–2009), we don’t believe we are entering into a typical post-recessionary boom cycle. Rather, we believe the lingering effects of the credit crisis could lead to moderate growth, at best, and an environment in which the quality of a company’s business model, competitive position, and management may be of utmost importance.

     Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP U.S. Growth Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Nov. 15, 1999)	+7.63%	+20.66%	+2.55%	+1.87%	-0.67%
Service Class shares (commenced operations on May 1, 2000)	+7.50%	+20.39%	+2.30%	+1.64%	-1.65%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.00%, while total operating expenses for Standard Class and Service Class shares were 0.75% and 1.05%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

U.S. Growth Series-2

Delaware VIP® U.S. Growth Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011	Starting value	Ending value
– – Russell 1000 Growth Index	$10,000	$12,922
–– Delaware VIP U.S. Growth Series (Standard Class shares)	$10,000	$12,031

The chart shows a $10,000 investment in the Delaware VIP U.S. Growth Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the Russell 1000 Growth Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$998.90	0.74%	$3.73
Service Class	1,000.00	998.80	0.99%	4.99
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.48	0.74%	$3.77
Service Class	1,000.00	1,020.21	0.99%	5.04
*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock²	99.66%
Consumer Discretionary	17.60%
Consumer Staples	2.00%
Energy	7.54%
Financial Services	17.88%
Healthcare	10.17%
Materials & Processing	2.76%
Producer Durables	8.75%
Technology	32.96%
Short-Term Investments	0.59%
Securities Lending Collateral	1.30%
Total Value of Securities	101.55%
Obligation to Return Securities Lending Collateral	(1.39%)
Other Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	7.49%
Visa Class A	5.64%
MasterCard Class A	5.52%
Google Class A	5.47%
EOG Resources	5.05%
QUALCOMM	5.02%
Allergan	4.94%
Crown Castle International	4.69%
Apollo Group Class A	4.54%
VeriSign	4.48%

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
December 31, 2011

	Number of
	Shares	Value
COMMON STOCK–99.66%²
Consumer Discretionary–17.60%
†Apollo Group Class A	272,900	$14,701,123
*†Ctrip.com International ADR	190,500	4,457,700
Lowe’s	344,900	8,753,562
NIKE Class B	102,900	9,916,473
†priceline.com	24,725	11,564,130
Staples	547,400	7,603,386
		56,996,374
Consumer Staples–2.00%
Walgreen	196,300	6,489,678
		6,489,678
Energy–7.54%
El Paso	304,000	8,077,280
EOG Resources	165,900	16,342,809
		24,420,089
Financial Services–17.88%
CME Group	40,050	9,758,984
†IntercontinentalExchange	99,500	11,994,725
MasterCard Class A	48,000	17,895,360
Visa Class A	180,000	18,275,399
		57,924,468
Healthcare–10.17%
Allergan	182,200	15,986,228
Novo Nordisk ADR	88,900	10,246,614
Perrigo	68,850	6,699,105
		32,931,947
Materials & Processing–2.76%
*†Syngenta ADR	151,700	8,941,198
		8,941,198
Producer Durables–8.75%
Caterpillar	63,500	5,753,100
†Crown Castle International	339,100	15,191,680
Expeditors International of Washington	180,500	7,393,280
		28,338,060
Technology–32.96%
†Adobe Systems	312,300	8,828,721
†Apple	59,875	24,249,374
†Google Class A	27,425	17,713,808
Intuit	246,500	12,963,435
†Polycom	308,400	5,026,920
QUALCOMM	297,500	16,273,250
†Teradata	148,500	7,203,735
VeriSign	406,600	14,523,752
		106,782,995
Total Common Stock
(cost $270,936,357)		322,824,809

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–0.59%
Discount Notes–0.43%
Fannie Mae 0.01% 3/7/12	$507,145	507,136
Federal Home Loan Bank 0.02% 3/21/12	874,407	874,387
		1,381,523
U.S. Treasury Obligation–0.16%
U.S. Treasury Bill 0.001% 2/23/12	507,145	507,136
		507,136
Total Short-Term Investments
(cost $1,888,647)		1,888,659

Total Value of Securities Before
Securities Lending Collateral–100.25%
(cost $272,825,004)		324,713,468

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–1.30%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	163,629	158,033
Delaware Investments Collateral Fund No. 1	4,064,550	4,064,550
@† Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral
(cost $4,503,305)		4,222,583

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–101.55% (cost $277,328,309)	$328,936,051 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(1.39%)	(4,503,305)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(502,345)
NET ASSETS APPLICABLE TO 37,335,010 SHARES OUTSTANDING–100.00%	$323,930,401
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($87,389,437 / 9,984,689 Shares)	$8.75
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($236,540,964 / 27,350,321 Shares)	$8.65
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$289,462,477
Accumulated net realized loss on investments	(17,139,818)
Net unrealized appreciation of investments	51,607,742
Total net assets	$323,930,401
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $4,426,242 of securities loaned.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$2,871,543
Securities lending income	11,353
Interest	2,533
Foreign tax withheld	(25,234)
2,860,195

EXPENSES:
Management fees	2,125,443
Distribution expenses – Service Class	558,521
Accounting and administration expenses	128,498
Reports and statements to shareholders	41,731
Dividend disbursing and transfer agent fees and expenses	38,091
Audit and tax	24,873
Legal fees	21,697
Trustees’ fees	17,379
Custodian fees	9,349
Insurance fees	4,520
Consulting fees	3,418
Dues and services	2,549
Registration fees	1,414
Trustees’ expenses	1,089
Pricing fees	276
2,978,848
Less waiver of distribution expenses – Service Class	(93,087)
Less expense paid indirectly	(1)
Total operating expenses	2,885,760

NET INVESTMENT LOSS	(25,565)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	26,220,863
Net change in unrealized appreciation (depreciation)
of investments	(5,511,954)

NET REALIZED AND UNREALIZED GAIN	20,708,909

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$20,683,344

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)	$(25,565)	$522,481
Net realized gain	26,220,863	1,920,167
Net change in unrealized appreciation
(depreciation)	(5,511,954)	31,431,690
Net increase in net assets resulting
from operations	20,683,344	33,874,338

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(432,001)	(105,883)
Service Class	(82,658)	–
	(514,659)	(105,883)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,065,054	1,105,213
Service Class	135,021,072	67,442,337
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	17,405	4,392
Service Class	82,658	–
	138,186,189	68,551,942
Cost of shares repurchased:
Standard Class	(83,924,379)	(11,849,107)
Service Class	(37,882,704)	(19,382,387)
	(121,807,083)	(31,231,494)
Increase in net assets derived from
capital share transactions	16,379,106	37,320,448

NET INCREASE IN NET ASSETS	36,547,791	71,088,903

NET ASSETS:
Beginning of year	287,382,610	216,293,707
End of year (including undistributed
(distributions in excess of)
net investment income of $(8,719)
and $505,940, respectively)	$323,930,401	$287,382,610

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$8.150	$7.160	$5.010	$8.960	$7.960

Income (loss) from investment operations:
Net investment income[1]	0.012	0.023	0.007	0.016	0.007
Net realized and unrealized gain (loss)	0.610	0.972	2.157	(3.768)	0.993
Total from investment operations	0.622	0.995	2.164	(3.752)	1.000

Less dividends and distributions from:
Net investment income	(0.022)	(0.005)	(0.014)	(0.003)	–
Net realized gain on investments	–	–	–	(0.195)	–
Total dividends and distributions	(0.022)	(0.005)	(0.014)	(0.198)	–

Net asset value, end of period	$8.750	$8.150	$7.160	$5.010	$8.960

Total return[2]	7.63%	13.90%	43.30%	(42.66% )	12.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,389	$159,857	$151,611	$127,338	$153,839
Ratio of expenses to average net assets	0.74% [3]	0.75% [3]	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	0.13% [3]	0.31% [3]	0.12%	0.22%	0.08%
Portfolio turnover	43%	26%	43%	28%	52%
____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Year Ended
	12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$ 8.050		$ 7.090		$ 4.960		$ 8.900	$ 7.920

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.010)		0.005		(0.008)		(0.002)	(0.014)
Net realized and unrealized gain (loss)	0.614		0.955		2.138		(3.743)	0.994
Total from investment operations	0.604		0.960		2.130		(3.745)	0.980

Less dividends and distributions from:
Net investment income	(0.004)		–		–		–	–
Net realized gain on investments	–		–		–		(0.195)	–
Total dividends and distributions	(0.004)		–		–		(0.195)	–

Net asset value, end of period	$ 8.650		$ 8.050		$ 7.090		$ 4.960	$ 8.900

Total return[2]	7.50%		13.54%		42.94%		(42.86% )	12.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$236,541		$127,526		$64,683		$ 23,038	$41,750
Ratio of expenses to average net assets	0.99%	[3]	1.00%	[3]	1.00%		1.01%	0.99%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%		1.05%		1.05%		1.06%	1.04%
Ratio of net investment income (loss) to average net assets	(0.12%	)[3]	0.06%	[3]	(0.13%	)	(0.03% )	(0.17%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.17%	)	0.01%		(0.18%	)	(0.08% )	(0.22%	)
Portfolio turnover	43%		26%		43%		28%	52%
____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[3]The impact of including fees paid indirectly to the ratios for the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-10

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,670 for the year ended December 31, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $16,168 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$176,628	$3,379	$48,716	$4,615
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $10,138 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$158,089,338
Sales	141,078,598

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$282,371,352	$60,558,642	$(13,993,943)	$46,564,699

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$322,824,809	$–	$–	$322,824,809
Securities Lending Collateral	–	4,222,583	–	4,222,583
Short-Term Investments	–	1,888,659	–	1,888,659
Total	$322,824,809	$6,111,242	$–	$328,936,051

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$514,659	$105,883

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$289,462,477
Capital loss carryforwards	(11,852,525)
Post-October losses	(244,250)
Unrealized appreciation	46,564,699
Net assets	$323,930,401

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2011 through December 31, 2011 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2011, the Series recorded the following reclassifications.

Undistributed
Net Investment	Paid-in
Income	Capital
$34,284	$(34,284)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $29,342,324 was utilized in 2011. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $11,852,525 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	357,009	153,663
Service Class	15,953,622	9,385,929

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,958	583
Service Class	9,404	0
	16,321,993	9,540,175
Shares repurchased:
Standard Class	(9,998,954)	(1,709,034)
Service Class	(4,449,953)	(2,672,608)
	(14,448,907)	(4,381,642)
Net increase	1,873,086	5,158,533

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request

U.S. Growth Series-14

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $4,426,242, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $4,222,583. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	98%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP U.S. Growth Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP U.S. Growth Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

U.S. Growth Series-16

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Board Consideration of Delaware VIP U.S. Growth Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP U.S. Growth Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the five- and ten-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Series’ total return for the one- and three-year periods was in the second and third quartiles, respectively. The Series’ performance results were mixed. In evaluating the Series’ performance, the Board considered the improved one-year performance results. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Series performance and to meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the lowest expenses of the Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

U.S. Growth Series-17

Delaware VIP® U.S. Growth Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

U.S. Growth Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

U.S. Growth Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

U.S. Growth Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPUSG [12/11] DG3 17353 (2/12) (8435)	U.S. Growth Series-21

Delaware VIP® Trust
Delaware VIP Value Series

Annual Report

December 31, 2011

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Portfolio management review	Jan. 10, 2012

     For the fiscal year ended Dec. 31, 2011, Delaware VIP Value Series Standard Class shares returned +9.54% and Service Class shares returned +9.26%. Both figures reflect all distributions reinvested. During the same period, the Series’ benchmark, the Russell 1000® Value Index, returned +0.39%.

     When the Series’ fiscal year began in January 2011, investor sentiment seemed to brighten in response to several positive developments, which included higher levels of retail sales and consumer spending, the Federal Reserve’s renewed commitment to spur the economy by purchasing Treasury notes in the secondary market, and an uptick in gross domestic product growth to 3.1% reported for the fourth quarter of 2010.

     As the fiscal year progressed, stock prices generally climbed, with corporate earnings remaining relatively healthy and investors generally anticipating an uninterrupted slow, but steady economic recovery. Market conditions abruptly soured in late July 2011, however, as several unresolved issues took center stage, including mounting concerns about rising debt levels in financially challenged countries in the euro zone and a political battle in Washington D.C., surrounding the lifting of the U.S. federal debt ceiling, which triggered new worries about the United States’ ability to manage its fiscal situation. These concerns caused credit rating agency Standard & Poor’s to downgrade the sovereign credit rating of the U.S. from the highest level of AAA to AA+. These events took place against a backdrop of sustained high unemployment and increasing signs of global economic weakness.

     While August and September 2011 saw dramatic price swings in both directions, October witnessed sharp gains in the stock market, as many investors became more optimistic that European policy makers could resolve the region’s debt crisis. Furthermore, economic growth in the U.S. appeared to be more resilient than many had feared. Within this environment, the Series outpaced its benchmark largely due to successful sector allocation decisions and strong stock picking.

     From the standpoint of stock selection, a significant outperformer in the energy sector was oil exploration and production company Marathon Oil, advancing a notable 31% during the Series’ fiscal year. In January 2011, Marathon announced plans to split its exploration and production business from its refining operations, forming two separate companies, which resulted in a boost to its stock price. Energy remains an area of interest to us and we continue to seek what we believe are higher-quality energy investments that, in our view, represent good long-term value.

     Stock selection in industrials detracted most from relative performance. Waste Management was the weakest of the Series’ industrials holdings, declining 8% for the fiscal year. Although the waste disposal company is starting to see higher volumes as the economic recovery continues, its sales and earnings growth have been relatively muted. Longer term, we believe Waste Management offers steady growth potential at an attractive price.

     At the end of the fiscal year, we maintained a defensive positioning, as we continued to anticipate slow economic growth for some time. We believe that such conditions justify a conservative approach. Given this backdrop, we maintained underweight allocations relative to the benchmark index within traditionally economically sensitive sectors such as financials and consumer discretionary, while remaining relatively overweight in more defensive groups, including healthcare and consumer staples. One potential exception, however, was the information technology sector. Despite this sector’s economic sensitivity, we held an overweight position at the end of the fiscal year because we identified a number of companies that we believe are displaying strong balance sheets, good cash flows, and other characteristics that we routinely favor for investment.

     As of the end of the Series’ fiscal year, valuations across the stock market struck us as generally higher than they should be, given the sluggish economic situation. While we realize that circumstances can change quickly, we expect to maintain the Series’ less-cyclical positioning until we see more lasting improvements in market and economic conditions.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2011, and are subject to change.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Value Series
Average annual total returns
For periods ended Dec. 31, 2011	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+9.54%	+14.32%	-0.66%	+4.32%	+7.79%
Service Class shares (commenced operations on May 1, 2000)	+9.26%	+14.02%	-0.91%	+4.08%	+4.54%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.00%, while total operating expenses for Standard Class and Service Class shares were 0.75% and 1.05%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 29, 2011, through April 30, 2012.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Value Series-2

Delaware VIP® Value Series
Performance summary (continued)

For period beginning Dec. 31, 2001, through Dec. 31, 2011	Starting value	Ending value
–– Delaware VIP Value Series (Standard Class shares)	$10,000	$15,267
– – Russell 1000 Value Index	$10,000	$14,651

The chart shows a $10,000 investment in the Delaware VIP Value Series Standard Class shares for the period from Dec. 31, 2001, through Dec. 31, 2011.

The chart also shows $10,000 invested in the Russell 1000 Value Index for the period from Dec. 31, 2001, through Dec. 31, 2011. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2011 to December 31, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/11 to
	7/1/11	12/31/11	Ratio	12/31/11*
Actual Series Return
Standard Class	$1,000.00	$997.20	0.73%	$3.67
Service Class	1,000.00	995.50	0.98%	4.93
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.53	0.73%	$3.72
Service Class	1,000.00	1,020.27	0.98%	4.99

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.39%
Consumer Discretionary	6.08%
Consumer Staples	14.80%
Energy	12.08%
Financials	12.09%
Healthcare	17.72%
Industrials	9.06%
Information Technology	11.52%
Materials	2.94%
Telecommunications	5.99%
Utilities	6.11%
Short-Term Investments	1.11%
Securities Lending Collateral	1.49%
Total Value of Securities	100.99%
Obligation to Return Securities Lending Collateral	(1.55%)
Receivables and Other Assets Net of Other Liabilities	0.56%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Travelers	3.21%
Raytheon	3.12%
Safeway	3.11%
Quest Diagnostics	3.11%
Merck	3.08%
Marathon Oil	3.08%
Lowe’s	3.07%
Verizon Communications	3.06%
Progress Energy	3.06%
Edison International	3.05%

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
December 31, 2011

	Number of
	Shares	Value
COMMON STOCK–98.39%
Consumer Discretionary–6.08%
Comcast Class A	618,400	$14,662,264
Lowe’s	589,100	14,951,358
		29,613,622
Consumer Staples–14.80%
Archer-Daniels-Midland	483,800	13,836,680
CVS Caremark	357,800	14,591,084
Kimberly-Clark	196,100	14,425,116
Kraft Foods Class A	376,000	14,047,360
*Safeway	719,800	15,144,592
		72,044,832
Energy–12.08%
Chevron	139,400	14,832,160
ConocoPhillips	195,000	14,209,650
Marathon Oil	511,500	14,971,605
Williams	447,800	14,786,356
		58,799,771
Financials–12.09%
Allstate	521,700	14,299,797
Bank of New York Mellon	745,700	14,846,887
Marsh & McLennan	445,200	14,077,224
Travelers	264,000	15,620,880
		58,844,788
Healthcare–17.72%
Baxter International	276,000	13,656,480
Cardinal Health	331,600	13,466,276
Johnson & Johnson	215,900	14,158,722
Merck	397,300	14,978,210
Pfizer	687,041	14,867,567
Quest Diagnostics	260,600	15,130,437
		86,257,692
Industrials–9.06%
Northrop Grumman	248,000	14,503,040
Raytheon	314,400	15,210,672
*Waste Management	440,000	14,392,400
		44,106,112
Information Technology–11.52%
Cisco Systems	749,900	13,558,192
Intel	578,200	14,021,350
Motorola Solutions	320,871	14,853,138
Xerox	1,716,100	13,660,156
		56,092,836
Materials–2.94%
duPont (E.I.) deNemours	312,300	14,297,094
		14,297,094
Telecommunications–5.99%
AT&T	472,624	14,292,150
Verizon Communications	371,300	14,896,556
		29,188,706
Utilities–6.11%
Edison International	359,200	14,870,880
Progress Energy	265,800	14,890,116
		29,760,996
Total Common Stock
(cost $390,168,315)		479,006,449

	Principal
	Amount
SHORT-TERM INVESTMENTS–1.11%
≠Discount Notes–0.23%
Fannie Mae 0.01% 3/7/12	$502,405	502,396
Federal Home Loan Bank 0.02% 3/21/12	613,094	613,080
		1,115,476
Repurchase Agreement–0.78%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price
$3,795,008 (collateralized by U.S. government
obligations 0.50%-4.00% 11/30/12-2/15/15;
market value $3,870,900)	3,795,000	3,795,000
		3,795,000
≠U.S. Treasury Obligation–0.10%
U.S. Treasury Bill 0.001% 2/23/12	502,405	502,396
		502,396
Total Short-Term Investments
(cost $5,412,866)		5,412,872

Total Value of Securities Before
Securities Lending Collateral–99.50%
(cost $395,581,181)		484,419,321

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–1.49%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	2,842	2,745
Delaware Investments Collateral Fund No.1	7,259,916	7,259,916
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral
(cost $7,550,041)		7,262,661

Value Series-6

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.99% (cost $403,131,222)	$491,681,982 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(1.55%)	(7,550,041)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.56%	2,725,239
NET ASSETS APPLICABLE TO 27,476,230 SHARES OUTSTANDING–100.00%	$486,857,180
NET ASSET VALUE–DELAWARE VIP VALUE SERIES STANDARD CLASS ($310,493,966 / 17,512,510 Shares)	$17.73
NET ASSET VALUE–DELAWARE VIP VALUE SERIES SERVICE CLASS ($176,363,214 / 9,963,720 Shares)	$17.70
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$495,874,344
Undistributed net investment income	11,316,837
Accumulated net realized loss on investments	(108,884,761)
Net unrealized appreciation of investments	88,550,760
Total net assets	$486,857,180
____________________

*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
@	Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $7,372,905 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$15,554,594
Securities lending income	20,903
Interest	2,199
15,577,696
EXPENSES:
Management fees	3,398,823
Distribution expenses – Service Class	469,210
Accounting and administration expenses	206,746
Dividend disbursing and transfer agent fees and expenses	53,352
Reports and statements to shareholders	49,944
Legal fees	36,115
Audit and tax	32,488
Trustees’ fees	28,085
Custodian fees	9,207
Insurance fees	8,421
Consulting fees	5,295
Dues and services	4,414
Trustees’ expenses	1,817
Registration fees	637
Pricing fees	300
4,304,854
Less waiver of distribution expenses – Service Class	(78,202)
Less expense paid indirectly	(1)
Total operating expenses	4,226,651

NET INVESTMENT INCOME	11,351,045

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	30,796,191
Net change in unrealized appreciation (depreciation)
of investments	(373,265)

NET REALIZED AND UNREALIZED GAIN	30,422,926

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$41,773,971

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/11	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$11,351,045	$10,467,765
Net realized gain	30,796,191	8,452,933
Net change in unrealized
appreciation (depreciation)	(373,265)	53,743,670
Net increase in net assets resulting
from operations	41,773,971	72,664,368

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(7,809,389)	(8,920,590)
Service Class	(2,658,917)	(2,893,104)
	(10,468,306)	(11,813,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,116,491	12,088,608
Service Class	48,045,155	19,625,665
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	4,404,186	5,049,839
Service Class	2,658,916	2,893,104
	74,224,748	39,657,216
Cost of shares repurchased:
Standard Class	(123,810,394)	(40,539,366)
Service Class	(30,702,145)	(27,740,814)
	(154,512,539)	(68,280,180)
Decrease in net assets derived from
capital share transactions	(80,287,791)	(28,622,964)

NET INCREASE (DECREASE)
IN NET ASSETS	(48,982,126)	32,227,710

NET ASSETS:
Beginning of year	535,839,306	503,611,596
End of year (including undistributed
net investment income of $11,316,837
and $10,434,098, respectively)	$486,857,180	$535,839,306

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$16.490	$14.600	$12.830	$21.440	$22.980

Income (loss) from investment operations:
Net investment income[1]	0.382	0.323	0.351	0.438	0.472
Net realized and unrealized gain (loss)	1.191	1.926	1.838	(7.066)	(1.058)
Total from investment operations	1.573	2.249	2.189	(6.628)	(0.586)

Less dividends and distributions from:
Net investment income	(0.333)	(0.359)	(0.419)	(0.512)	(0.370)
Net realized gain on investments	–	–	–	(1.470)	(0.584)
Total dividends and distributions	(0.333)	(0.359)	(0.419)	(1.982)	(0.954)

Net asset value, end of period	$17.730	$16.490	$14.600	$12.830	$21.440

Total return[2]	9.54%	15.62%	17.96%	(33.42% )	(2.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$310,494	$390,861	$369,859	$330,717	$427,011
Ratio of expenses to average net assets	0.73%	0.75%	0.74%	0.71%	0.69%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%	0.75%	0.76%	0.76%	0.73%
Ratio of net investment income to average net assets	2.23%	2.18%	2.75%	2.69%	2.07%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.23%	2.18%	2.73%	2.65%	2.03%
Portfolio turnover	20%	15%	22%	38%	29%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-9

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$16.470	$14.590	$12.810	$21.390	$22.940

Income (loss) from investment operations:
Net investment income[1]	0.338	0.286	0.319	0.397	0.415
Net realized and unrealized gain (loss)	1.188	1.921	1.839	(7.052)	(1.063)
Total from investment operations	1.526	2.207	2.158	(6.655)	(0.648)

Less dividends and distributions from:
Net investment income	(0.296)	(0.327)	(0.378)	(0.455)	(0.318)
Net realized gain on investments	–	–	–	(1.470)	(0.584)
Total dividends and distributions	(0.296)	(0.327)	(0.378)	(1.925)	(0.902)

Net asset value, end of period	$17.700	$16.470	$14.590	$12.810	$21.390

Total return[2]	9.26%	15.32%	17.65%	(33.57% )	(3.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,363	$144,978	$133,753	$105,992	$177,882
Ratio of expenses to average net assets	0.98%	1.00%	0.99%	0.96%	0.94%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.03%	1.05%	1.06%	1.06%	1.03%
Ratio of net investment income to average net assets	1.98%	1.93%	2.50%	2.44%	1.82%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	1.93%	1.88%	2.43%	2.35%	1.73%
Portfolio turnover	20%	15%	22%	38%	29%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-10

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
December 31, 2011

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are generally valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the year ended December 31, 2011.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2011.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2011, the Series was charged $26,015 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$262,852	$5,029	$35,947	$7,296
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2011, the Series was charged $16,055 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$104,231,179
Sales	185,763,930

At December 31, 2011, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$406,409,486	$102,254,191	$(16,981,695)	$85,272,496

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

Value Series-12

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$479,006,449	$–	$–	$479,006,449
Short-Term Investments	–	5,412,872	–	5,412,872
Securities Lending Collateral	–	7,262,661	–	7,262,661
Total	$479,006,449	$12,675,533	$–	$491,681,982

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the year ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Ordinary income	$10,468,306	$11,813,694

5. Components of Net Assets on a Tax Basis
As of December 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$495,874,344
Undistributed ordinary income	11,316,837
Capital loss carryforwards	(105,606,498)
Unrealized appreciation	85,272,497
Net assets	$486,857,180

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $32,491,935 was utilized in 2011. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $62,671,693 expires in 2016 and $42,934,805 expires in 2017.

Value Series-13

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/11	12/31/10
Shares sold:
Standard Class	1,109,510	810,717
Service Class	2,805,446	1,322,767

Shares issued upon reinvestment of dividends and distributions:
Standard Class	248,123	331,293
Service Class	149,798	191,090
	4,312,877	2,655,867
Shares repurchased:
Standard Class	(7,551,486)	(2,760,523)
Service Class	(1,795,502)	(1,874,735)
	(9,346,988)	(4,635,258)
Net decrease	(5,034,111)	(1,979,391)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Series, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Series, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Series had no amounts outstanding as of December 31, 2011 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would

Value Series-14

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of the securities on loan was $7,372,905, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $7,262,661. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2011, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	100%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Value Series-15

Delaware VIP® Trust — Delaware VIP Value Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Value Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Value Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

Philadelphia, Pennsylvania
February 16, 2012

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Value Series-16

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Board Consideration of Delaware VIP Value Series Investment Advisory Agreement (Unaudited)

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Value Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and the total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

Value Series-17

Delaware VIP® Value Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Value Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	74	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	74	Chairman of
2005 Market Street		March 2005	(March 2004–Present)		Investment Committee
Philadelphia, PA					— Pennsylvania
19103			Investment Manager —		Academy of Fine Arts
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society

Director —
Bryn Mawr
Bank Corp. (BMTC)
(2007–2011)
John A. Fry	Trustee	Since	President	74	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Value Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Anthony D. Knerr	Trustee	Since	Managing Director —	74	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	74	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	74	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Frances A. Sevilla-Sacasa	Trustee	Since	Executive Advisor to Dean	74	Trust Manager —
2005 Market Street		September 2011	(since August 2011)		Camden Property Trust
Philadelphia, PA			and Interim Dean		(since August 2011)
19103			(January 2011–July 2011) —
			University of Miami School of		Board of Trustees
January 1956			Business Administration		Thunderbird School of
Global Management
			President — U.S. Trust,		(2007–2011)
Bank of America Private
			Wealth Management		Board of Trustees
			(Private Banking)		Carrollton School of
			(July 2007–December 2008)		the Sacred Heart
(since 2007)
President and Director
			(November 2005–June 2007)		Board Member
			and Chief Executive Officer		Foreign Policy Association
			(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
			(Private Banking)		Board of Trustees
Georgetown
Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	74	Director and Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member —
Philadelphia, PA			Vice President — Mergers & Acquisitions		Okabena Company
19103			(January 2003–January 2006), and
			Vice President and Treasurer		Chair — 3M
July 1948			(July 1995–January 2003)		Investment Management
			3M Corporation		Company

Value Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
J. Richard Zecher	Trustee	Since	Founder —	74	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	74	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	74	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	74	None[3]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	74	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPV [12/11] DG3 17354 (2/12) (8435)	Value Series-21

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $288,440 for the fiscal year ended December 31, 2011.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $298,500 for the fiscal year ended December 31, 2010.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended December 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $56,400 for the fiscal year ended December 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $55,050 for the fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended December 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2010.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $5,228,766 and $0 for the registrant’s fiscal years ended December 31, 2011 and December 31, 2010, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE VIP® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 1, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 1, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 1, 2012